As filed with the Securities and Exchange Commission on ~~June 21~~July 23, 2013

1933 Act Registration No. 333~~-________~~-189509

---------------------------------------------------------------------------------------------------------------------

UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

[ X]	Pre-Effective	[ ]	Post-Effective
	Amendment No. 1		Amendment No.

     THE CALVERT FUND
(Calvert Ultra-Short Income Fund)
[Exact Name of Registrant as Specified in Charter]

Area Code and Telephone Number: 800-368-2745

4550 Montgomery Avenue, Suite 1000N
Bethesda, MD 20814
-----------------------------------
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
Calvert Investments, Inc.
4550 Montgomery Ave. Suite 1000N
Bethesda, MD 20814
-----------------------------------------
(Name and Address of Agent for Service)

     Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share.

     No filing fee is due for Registrant because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities. A Rule 24f-2 Notice for the Registrant’s fiscal year ended September 30, 2012 was filed with the Commission on December 27, 2012.

     ~~It is proposed that~~ Pursuant to Rule 461 promulgated under the Securities Act of 1933, as amended, the Registrant requests the acceleration of the effective date of this filing so that it will

~~become~~be effective on July ~~25~~24, 2013, ~~pursuant to Rule 488 of the Securities Act of 1933~~or as soon as practicable thereafter.

IMPORTANT INFORMATION REGARDING YOUR INVESTMENT

CALVERT TAX-FREE RESERVES	CALVERT MONEY MARKET
MONEY MARKET PORTFOLIO	PORTFOLIO

a series of	a series of

CALVERT TAX-FREE RESERVES	CALVERT SOCIAL INVESTMENT FUND
4550 Montgomery Avenue, Suite 1000N	4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814	Bethesda, Maryland 20814
800-368-2745	800-368-2745

CALVERT FIRST GOVERNMENT	CALVERT CASH RESERVES
MONEY MARKET FUND	INSTITUTIONAL PRIME FUND

a series of	a series of

FIRST VARIABLE RATE FUND FOR	CALVERT CASH RESERVES
GOVERNMENT INCOME	4550 Montgomery Avenue, Suite 1000N
4550 Montgomery Avenue, Suite 1000N	Bethesda, Maryland 20814
Bethesda, Maryland 20814	800-368-2745
800-368-2745

July ~~[~~23~~],~~, 2013

Dear Shareholder:

I am writing to inform you of the upcoming joint special meeting of shareholders (the “Meeting”) of (i) Calvert Tax-Free Reserves Money Market Portfolio (“CTFR Portfolio”), a series of Calvert Tax-Free Reserves, (ii) Calvert Money Market Portfolio (“CSIF Portfolio”), a series of Calvert Social Investment Fund, (iii) Calvert First Government Money Market Fund (“Calvert First Government Fund”), a series of First Variable Rate Fund for Government Income, and (iv) Calvert Cash Reserves Institutional Prime Fund (“CCR Prime Fund”), a series of Calvert Cash Reserves (collectively, the

“Acquired Funds”), to be held on Friday, September 20, 2013 at 9:00 a.m., Eastern Time, in the Tenth Floor Conference Room of Calvert Investments, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

A. Fund Reorganizations

As indicated in the chart below, the Board of Trustees of Calvert Social Investment Fund with respect to the CSIF Portfolio, the Board of Trustees of First Variable Rate Fund for Government Income with respect to Calvert First Government Fund, and the Board of Trustees of Calvert Cash Reserves with respect to CCR Prime Fund, each recommends that the respective Acquired Fund be combined with the Calvert Ultra-Short Income Fund (“Ultra-Short Fund”), a series of The Calvert Fund, in each case in a tax-free reorganization (each a “Tax-Free Reorganization”). The Board of Trustees of Calvert Tax-Free Reserves also recommends that the CTFR Portfolio be combined with the Ultra-Short Fund, and while this combination will not qualify as a tax-free reorganization, CTFR Portfolio’s shareholders are not expected to incur taxes as a result of the transaction (the “Taxable Reorganization” and together with the Tax-Free Reorganizations, the “Reorganizations”). The Ultra-Short Fund normally invests in floating-rate securities and securities with durations of less than or equal to one year, but it is not a money market fund and is not subject to the restrictions of Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”) that apply to the Acquired Funds, which all operate as money market funds. By utilizing a strategy that invests in fixed income securities with short-term durations, the portfolio managers would have greater flexibility to seek out attractive investment opportunities across ~~the yield curve~~a wider range of short-term fixed-income instruments based upon the portfolio managers’ evaluation of then-prevailing and anticipated economic, financial and business conditions.

Acquired Fund	Acquiring Fund
CTFR Portfolio	Ultra-Short Fund
CSIF Portfolio Calvert First Government Fund CCR Prime Fund

You are being asked to vote on a proposal to exchange the assets of your Acquired Fund for shares of equal value of the Ultra-Short Fund. If the Agreement and Plan of Reorganization applicable to your Acquired Fund is approved by shareholders, you will become a shareholder of Ultra-Short Fund. Details of the Reorganization applicable to your Acquired Fund, the voting process and the Meeting are set forth in the enclosed Prospectus/Proxy Statement.

The Boards of Trustees of Calvert Tax-Free Reserves, Calvert Social Investment Fund, First Variable Rate Fund for Government Income, and Calvert Cash Reserves, and I believe the Reorganizations offer you the opportunity to pursue your goals in a larger fund with a stronger performance history that will also have the flexibility to invest in a wider range of short-term fixed-income instruments. After careful consideration, the

Trustees have unanimously approved the Reorganizations and believe the Reorganizations are in the best interests of the CTFR Portfolio, CSIF Portfolio, Calvert First Government Fund, and CCR Prime Fund and you, as a shareholder. The Trustees recommend that you vote FOR this proposal.

B. Approval of Ultra-Short Fund’s Rule 12b-1 Plan by Class O Shareholders of Calvert First Government Fund

If the Reorganizations are approved, Acquired Fund shareholders would then hold Class A shares of Ultra-Short Fund, which are subject to 12b-1 fees. Pursuant to Ultra-Short Fund’s Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”), Class A shares are subject to an ongoing distribution and shareholder servicing fee at an annual rate of 0.25% of the average daily net assets. This fee will be paid by the Fund to compensate Calvert Investment Distributors, Inc., as the principal underwriter and distributor of the Fund’s shares, for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares of the Fund. Because these fees are paid out of the assets of Ultra-Short Fund on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. However, Calvert Investment Management, Inc., the investment advisor, has contractually agreed to limit direct net annual operating expenses of Ultra-Short Fund through January 31, 2016, and has also contractually agreed to provide an additional expense reimbursement to the Ultra-Short Fund for the period commencing on the first date on which any Reorganization closes through September 30, 2014.

Shareholders of Class O shares of CTFR Portfolio, CSIF Portfolio, and Calvert First Government Fund, and Class I shares of CCR Prime Fund do not pay 12b-1 fees, so, if the Reorganizations are consummated, those shareholders will pay more in 12b-1 fees. Since CTFR Portfolio, CSIF Portfolio and CCR Prime Fund have only one share class, a vote to approve the related Reorganization will also effectively be a vote to approve Ultra-Short Fund’s 12b-1 Plan. Class O shareholders of Calvert First Government Fund will be asked to separately approve the 12b-1 fees in connection with the corresponding Reorganization because Class O is the only class of Calvert First Government Fund that will pay more in 12b-1 fees if that Reorganization is consummated. The approval of Ultra-Short Fund’s 12b-1 Plan by Class O shareholders of Calvert First Government Fund is a necessary prerequisite for the consummation of the corresponding Reorganization. Further details of the Rule 12b-1 Plan and the 12b-1 fees are set forth in the enclosed Prospectus/Proxy Statement. The Trustees recommend that Class O shareholders of Calvert First Government Fund vote FOR this proposal.

Regardless of whether you plan to attend the Meeting in person, PLEASE VOTE VIA THE INTERNET OR TELEPHONE, OR COMPLETE, DATE, SIGN AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE so that you will be represented at the Meeting. Your internet or telephone vote or your properly executed proxy cards must be received by 9:00 a.m., Eastern Time, on September 20, 2013. If you vote by internet or telephone or return a proxy card, and are present at the Meeting, you may change your vote at that time.

However, attendance in person at the Meeting, by itself, will not automatically revoke your vote.

I appreciate the time you will take to review this important matter. If we may be of any assistance, please call us at 800-368-2745. Our hearing-impaired shareholders may call 800-541-1524 for a TDD connection.

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES OF CTFR PORTFOLIO, CSIF PORTFOLIO, CALVERT FIRST GOVERNMENT FUND, OR CCR PRIME FUND YOU OWN. IN ORDER TO AVOID THE UNNECESSARY EXPENSE OF FURTHER SOLICITATION, PLEASE VOTE PROMPTLY.

CALVERT TAX-FREE RESERVES	CALVERT MONEY MARKET
MONEY MARKET PORTFOLIO	PORTFOLIO

a series of	a series of

CALVERT TAX-FREE RESERVES	CALVERT SOCIAL INVESTMENT FUND
4550 Montgomery Avenue, Suite 1000N	4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814	Bethesda, Maryland 20814
800-368-2745	800-368-2745

CALVERT FIRST GOVERNMENT	CALVERT CASH RESERVES
MONEY MARKET FUND	INSTITUTIONAL PRIME FUND

a series of	a series of

FIRST VARIABLE RATE FUND FOR	CALVERT CASH RESERVES
GOVERNMENT INCOME	4550 Montgomery Avenue, Suite 1000N
4550 Montgomery Avenue, Suite 1000N	Bethesda, Maryland 20814
Bethesda, Maryland 20814	800-368-2745
800-368-2745

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To be held on September 20, 2013

To the Shareholders of the Above Named Funds:

NOTICE IS HEREBY GIVEN that a Joint Special Meeting of Shareholders of (i) Calvert Tax-Free Reserves Money Market Portfolio (“CTFR Portfolio”), a series of Calvert Tax-Free Reserves; (ii) Calvert Money Market Portfolio (“CSIF Portfolio”), a series of Calvert Social Investment Fund; (iii) Calvert First Government Money Market Fund (“Calvert First Government Fund”), a series of First Variable Rate Fund for Government Income; and (iv) Calvert Cash Reserves Institutional Prime Fund (“CCR Prime Fund”), a series of Calvert Cash Reserves, will be held on Friday, September 20, 2013 at 9:00 a.m., Eastern Time, in the Tenth Floor Conference Room of Calvert Investments, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, as may be adjourned from time to time (the “Meeting”), for the purposes listed below:

For Shareholders of CTFR Portfolio

1. To approve the Agreement and Plan of Reorganization (the “CTFR Portfolio Reorganization Plan”), providing for the transfer of all of the assets of the

CTFR Portfolio, a series of Calvert Tax-Free Reserves, to the Calvert Ultra-Short Income Fund (“Ultra-Short Fund”), a series of The Calvert Fund, in exchange for shares of the Ultra-Short Fund. The CTFR Portfolio Reorganization Plan also provides for distribution of these shares of the Ultra-Short Fund to shareholders of the CTFR Portfolio in liquidation and subsequent termination of the CTFR Portfolio.

For Shareholders of CSIF Portfolio

2. To approve the Agreement and Plan of Reorganization (the “CSIF Portfolio Reorganization Plan”), providing for the transfer of all of the assets of the CSIF Portfolio, a series of Calvert Social Investment Fund, to the Ultra-Short Fund, a series of The Calvert Fund, in exchange for shares of the Ultra-Short Fund. The CSIF Portfolio Reorganization Plan also provides for distribution of these shares of the Ultra-Short Fund to shareholders of the CSIF Portfolio in liquidation and subsequent termination of the CSIF Portfolio.

For ALL Shareholders of Calvert First Government Fund

3. To approve the Agreement and Plan of Reorganization (the “First Government Reorganization Plan”), providing for the transfer of all of the assets of the Calvert First Government Fund, a series of First Variable Rate Fund for Government Income, to the Ultra-Short Fund, a series of The Calvert Fund, in exchange for shares of the Ultra-Short Fund. The First Government Reorganization Plan also provides for distribution of these shares of the Ultra-Short Fund to shareholders of the Calvert First Government Fund in liquidation and subsequent termination of the Calvert First Government Fund. Approval of this Reorganization is contingent on shareholder approval of Proposal 4.

For Class O Shareholders of Calvert First Government Fund ONLY

4. To approve the Rule 12b-1 Plan of Ultra-Short Fund.

For Shareholders of CCR Prime Fund

5. To approve the Agreement and Plan of Reorganization (the “CCR Prime Reorganization Plan”), providing for the transfer of all of the assets of the CCR Prime Fund, a series of Calvert Cash Reserves, to the Ultra-Short Fund, a series of The Calvert Fund, in exchange for shares of the Ultra-Short Fund. The CCR Prime Reorganization Plan also provides for distribution of these shares of the Ultra-Short Fund to shareholders of the CCR Prime Fund in liquidation and subsequent termination of the CCR Prime Fund.

For Shareholders of each Portfolio

6. To consider and act upon any other business that may properly come before the Meeting.

The matters referred to above are discussed in detail in the Prospectus/Proxy Statement accompanying this Notice. The Board of Trustees of the CTFR Portfolio, CSIF Portfolio, Calvert First Government Fund, and CCR Prime Fund have fixed the close of business on July 22, 2013 as the record date for determining shareholders of each Portfolio entitled to notice of and to vote at the Meeting.

July ~~[~~23~~],~~, 2013

By Order of the Board of Trustees,

William M. Tartikoff, Esq.
Vice President

ACQUISITION OF ASSETS OF

CALVERT TAX-FREE RESERVES	CALVERT MONEY MARKET
MONEY MARKET PORTFOLIO	PORTFOLIO

a series of	a series of

CALVERT TAX-FREE RESERVES	CALVERT SOCIAL INVESTMENT FUND
4550 Montgomery Avenue, Suite 1000N	4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814	Bethesda, Maryland 20814
800-368-2745	800-368-2745

CALVERT FIRST GOVERNMENT	CALVERT CASH RESERVES
MONEY MARKET FUND	INSTITUTIONAL PRIME FUND

a series of	a series of

FIRST VARIABLE RATE FUND FOR	CALVERT CASH RESERVES
GOVERNMENT INCOME	4550 Montgomery Avenue, Suite 1000N
4550 Montgomery Avenue, Suite 1000N	Bethesda, Maryland 20814
Bethesda, Maryland 20814	800-368-2745
800-368-2745

BY AND IN EXCHANGE FOR SHARES OF

CALVERT ULTRA-SHORT INCOME FUND

a series of

THE CALVERT FUND
4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814
800-368-2745

PROSPECTUS/PROXY STATEMENT

DATED JULY ~~[~~23~~],~~, 2013

     This Prospectus/Proxy Statement is being furnished in connection with separate Agreements and Plans of Reorganization (each a “Plan,” and together, the “Plans”) which will be submitted to shareholders of the following portfolios (each an “Acquired Fund,” and together, the “Acquired Funds”): Calvert Tax-Free Reserves Money Market Portfolio (“CTFR Portfolio”),

a series of Calvert Tax-Free Reserves; Calvert Money Market Portfolio (“CSIF Portfolio”), a series of Calvert Social Investment Fund; Calvert First Government Money Market Fund (“Calvert First Government Fund”), a series of First Variable Rate Fund for Government Income; and Calvert Cash Reserves Institutional Prime Fund (“CCR Prime Fund”), a series of Calvert Cash Reserves.  The plans will be considered at a joint Special Meeting of Shareholders to be held on September 20, 2013 at 9:00 a.m. Eastern time, in the Tenth Floor Conference Room of Calvert Investments, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, and any adjournments thereof (the “Meeting”). In addition, Class O shareholders of Calvert First Government Fund will consider Ultra-Short Fund's Rule 12b-1 Plan.

GENERAL

     Subject to the approval of the shareholders of the Acquired Funds, the Boards of Trustees of Calvert Tax-Free Reserves, Calvert Social Investment Fund, First Variable Rate Fund for Government Income, and Calvert Cash Reserves (the “Merging Trusts”) have approved the reorganization of CTFR Portfolio, CSIF Portfolio, Calvert First Government Fund, and CCR Prime Fund, respectively, into the Calvert Ultra-Short Income Fund (“Ultra-Short Fund”)(together with the Acquired Funds, the “Funds”), a series of The Calvert Fund (together with the Merging Trusts, the “Trusts”).

     In the reorganizations, all of the assets of the Acquired Funds will be acquired by Ultra-Short Fund in exchange for Class A shares of Ultra-Short Fund (the “Reorganizations” and each individually, a “Reorganization”). If the Reorganizations are approved, Class A shares of Ultra-Short Fund will be distributed to shareholders of the corresponding Acquired Fund in liquidation of that Acquired Fund, and each Acquired Fund will be terminated. You will then hold that number of full and fractional shares of Ultra-Short Fund which have an aggregate net asset value equal to the aggregate net asset value of your shares of the Acquired Fund immediately prior to the Reorganization.

     Each of CTFR Portfolio, CSIF Portfolio, Calvert First Government Fund, and CCR Prime Fund is a separate diversified series of Calvert Tax-Free Reserves, Calvert Social Investment Fund, First Variable Rate Fund for Government Income, and Calvert Cash Reserves, respectively, each of which is a Massachusetts business trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Ultra-Short Fund is a separate non-diversified series of The Calvert Fund, another Massachusetts business trust, which is also an open-end management investment company registered under the 1940 Act. The investment objective of each Acquired Fund is similar to that of Ultra-Short Fund, as follows:

Fund CTFR Portfolio

Investment Objective

The Fund seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

CSIF Portfolio	The Fund seeks to provide the highest level of current
income, consistent with liquidity, safety and security of
capital, through investment in money market instruments
meeting the Fund’s investment criteria, including
financial, sustainability and social responsibility factors.

Calvert First Government Fund	The Fund is a U.S. Government-only money market fund
that seeks to earn the highest possible yield consistent
with safety, liquidity, and preservation of capital. In
pursuing its objective, the Fund invests only in U.S.
Government obligations, including such obligations
subject to repurchase agreements with recognized
securities dealers and banks. The Fund seeks to maintain a
constant net asset value of $1.00 per share.

CCR Prime Fund	The Fund seeks to obtain the highest level of current
income, consistent with safety, preservation of capital and
liquidity that is available through investments in specified money market instruments. The Fund seeks to maintain a
constant net asset value of $1.00 per share.

Ultra-Short Fund	The Fund seeks to maximize income, to the extent
consistent with preservation of capital, through investment
in short-term bonds and income-producing securities.

     While each Fund seeks to maximize income while preserving capital, there are some differences in the investment objectives of the Funds. Unlike the Acquired Funds, Ultra-Short Fund is not a money market fund and does not seek to maintain a constant net asset value of $1.00 per share, so the value of its shares will fluctuate based on the value of the investments that it holds. In addition, CTFR Portfolio seeks interest income exempt from federal income taxes, Calvert First Government Fund invests only in U.S. Government obligations, and CSIF Portfolio invests in instruments that meet specific criteria, including financial, sustainability and social responsibility factors, which are not part of the investment objectives of the other Funds.

     The investment strategies for each Acquired Fund are also similar to those for Ultra-Short Fund, but there are some differences. While the Acquired Funds are diversified funds, Ultra-Short Fund is non-diversified, which means it may invest a greater percentage of its assets in a particular issuer. While Ultra-Short Fund’s average portfolio duration will normally be less than one year, it ~~may~~will likely have a longer average portfolio duration than the Acquired Funds. Furthermore, unlike the Acquired Funds, Ultra-Short Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities~~,~~ (known as junk bonds), and up to 25% of its net assets in foreign debt securities.

     Ultra- Short Fund is not a money market fund. It does not seek to maintain a constant net asset value of $1.00 per share and it is not subject to the conditions of Rule 2a-7 under the 1940

Act, so the value of its shares will fluctuate based on the value of the investments that it holds and it is therefore possible to lose money by investing in the Fund.

     Calvert Investment Management, Inc. (“CIM” or the “Advisor”) serves as the investment Advisor for the Acquired Funds and Ultra-Short Fund.

     This Prospectus/Proxy Statement explains concisely the information about Ultra-Short Fund that you should know before voting on the Plan. Please read it carefully and keep it for future reference. Additional information concerning each Fund and the Reorganizations is contained in the documents described below, all of which have been filed with the Securities and Exchange Commission (“SEC”):

Information about CTFR Portfolio:	How to Obtain this Information:

Prospectus of Calvert Tax-Free Reserves relating to	Copies are available upon request and
CTFR Portfolio, dated April 30, 2013, as	without charge if you:
supplemented

Statement of Additional Information of Calvert Tax-	· Visit www.calvert.com on the
Free Reserves relating to CTFR Portfolio, dated April	internet;
30, 2013
· Write to:
Annual Report of Calvert Tax-Free Reserves relating	Calvert Tax-Free Reserves
to CTFR Portfolio for the year ended December 31,	4550 Montgomery Avenue
2012	Suite 1000N
Bethesda, Maryland 20814; or

~~·~~ Call (800) 368-2745 toll-free.
·

Information about CSIF Portfolio:	How to Obtain this Information:

Prospectus of Calvert Social Investment Fund relating	Copies are available upon request and
to CSIF Portfolio, dated January 31, 2013, as	without charge if you:
supplemented
· Visit www.calvert.com on the
Statement of Additional Information of Calvert Social	internet;
Investment Fund relating to CSIF Portfolio, dated
January 31, 2013, as supplemented
· Write to:
Annual Report of Calvert Social Investment Fund	Calvert Social Investment Fund
relating to CSIF Portfolio for the year ended	4550 Montgomery Avenue
September 30, 2012	Suite 1000N
Bethesda, Maryland 20814; or
Semi-Annual Report of Calvert Social Investment
Fund relating to CSIF Portfolio for the period ended	· Call (800) 368-2745 toll-free.

March 31, 2013

Information about Calvert First Government Fund:	How to Obtain this Information:

Prospectus of First Variable Rate Fund for	Copies are available upon request and
Government Income relating to Calvert First	without charge if you:
Government Fund, dated April 30, 2013, as
supplemented	· Visit www.calvert.com on the
internet;
Statement of Additional Information of First Variable
Rate Fund for Government Income relating to Calvert
First Government Fund, dated April 30, 2013	· Write to:
First Variable Rate Fund for
Annual Report of First Variable Rate Fund for	Government Income
Government Income relating to Calvert First	4550 Montgomery Avenue
Government Fund for the year ended December 31,	Suite 1000N
2012	Bethesda, Maryland 20814; or

~~·~~ Call (800) 368-2745 toll-free.
·

Information about CCR Prime Fund:	How to Obtain this Information:

Prospectus of Calvert Cash Reserves relating to CCR	Copies are available upon request and
Prime Fund, dated January 31, 2013, as supplemented	without charge if you:

Statement of Additional Information of Calvert Cash	· Visit www.calvert.com on the
Reserves relating to CCR Prime Fund, dated January	internet;
31, 2013

Annual Report of Calvert Cash Reserves relating to	· Write to:
CCR Prime Fund for the year ended September 30,	Calvert Cash Reserves
2012	4550 Montgomery Avenue
Suite 1000N
Semi-Annual Report of Calvert Cash Reserves relating	Bethesda, Maryland 20814; or
to CCR Prime Fund for the period ended March 31,
2013	~~·~~ Call (800) 368-2745 toll-free.
·

Information about Ultra-Short Fund:	How to Obtain this Information:

Prospectus of The Calvert Fund relating to Ultra-Short	Copies are available upon request and
Fund, dated January 31, 2013, as supplemented	without charge if you:

Statement of Additional Information of The Calvert	· Visit www.calvert.com on the
Fund relating to Ultra-Short Fund, dated January 31,	internet;
2013, as supplemented

Annual Report of The Calvert Fund relating to Ultra-	· Write to:
Short Fund for the year ended September 30, 2012	The Calvert Fund
4550 Montgomery Avenue
Semi-Annual Report of The Calvert Fund relating to	Suite 1000N
Ultra-Short Fund for the period ended March 31, 2013	Bethesda, Maryland 20814; or

· Call (800) 368-2745 toll-free.

Information about the Reorganizations:	How to Obtain this Information:

Statement of Additional Information dated July ~~[~~23~~]~~,	Copies are available upon request and
2013, which relates to this Prospectus/Proxy Statement	without charge if you:
and the Reorganizations
· Write to:
The Calvert Fund
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814; or

· Call (800) 368-2745 toll-free.

     You can also obtain copies of any of these documents without charge on the EDGAR database on the SEC’s internet site at http://www.sec.gov. Copies are available for a fee by electronic request at the following e-mail address: publicinfo@sec.gov, or from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

     Information relating to Ultra-Short Fund contained in the Prospectus of The Calvert Fund dated January 31, 2013, as supplemented (SEC File No. 811-03416), is incorporated by reference in this document. (This means that such information is legally considered to be part of this Prospectus/Proxy Statement.) Information relating to CTFR Portfolio contained in the Prospectus of Calvert Tax-Free Reserves dated April 30, 2013 (SEC File No. 811-03101), information relating to CSIF Portfolio contained in the Prospectus of Calvert Social Investment Fund dated January 31, 2013, as supplemented (SEC File No. 811-03334), information relating to Calvert First Government Fund contained in the Prospectus of First Variable Rate Fund for

Government Income dated April 30, 2013 (SEC File No. 811-02633), and information relating to CCR Prime Fund contained in the Prospectus of Calvert Cash Reserves dated January 31, 2013 (SEC File No. 811-03418), also is incorporated by reference in this document. The Statement of Additional Information dated July ~~[~~23~~],~~, 2013 relating to this Prospectus/Proxy Statement and the Reorganizations, which includes the financial statements of Calvert Tax-Free Reserves relating to CTFR Portfolio for the year ended December 31, 2012, financial statements of Calvert Social Investment Fund relating to CSIF Portfolio for the year ended September 30, 2012 and the six months ended March 31, 2013, financial statements of First Variable Rate Fund for Government Income relating to Calvert First Government Fund for the year ended December 31, 2012, and financial statements of Calvert Cash Reserves relating to CCR Prime Fund for the year ended September 30, 2012 and the six months ended March 31, 2013, and pro forma financial information of The Calvert Fund relating to Ultra-Short Fund for the twelve-month period ended March 31, 2013, is incorporated by reference in its entirety in this document.

An investment in Ultra-Short Fund:

· is not an investment in a money market fund
· is not a deposit of, or guaranteed by, any bank
· is not insured by the FDIC, the Federal Reserve Board or any other government agency
· is not endorsed by any bank or government agency
· involves investment risk, including possible loss of the purchase payment of your original investment

Table of Contents

SUMMARY	10
Why are the Reorganizations being proposed?	10
What are the key features of each Reorganization?	10
After the Reorganizations, what shares will I own?	11
How will the Reorganizations affect me?	11
How do the Trustees recommend that I vote?	12
Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?	12
How do the Funds’ investment objectives and principal investment strategies compare?	13
How do the Funds’ fees and expenses compare?	20
What is the Portfolio Turnover rate?	24
How do the Funds’ performance records compare?	24
Who will be the Advisor and Service Providers of my Fund after the Reorganizations? 29
What will the management fees be after the Reorganizations?	29
What will be the primary federal tax consequences of the Reorganizations?	31
RISKS	32
Are the risk factors for the Funds similar?	32
What are the primary risks of investing in each Fund?	32
INFORMATION ABOUT THE ~~REORGANIZATION~~REORGANIZATIONS	36
Agreements and Plans of Reorganization	38
Federal Income Tax Consequences	39
Pro Forma Capitalization	40
Distribution of Shares	43
Purchase and Redemption Procedures	44
Exchange Privileges	45
Check Writing Privileges	45
New Accounts and New Purchases of Acquired Fund Shares	45
Market Timing Policy	45
Dividend Policy	46
COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS	46
Form of Organization	46
Capitalization	46
Shareholder Liability	47
Shareholder Meetings and Voting Rights	47
Liquidation	47
Liability and Indemnification of Trustees	48
INFORMATION CONCERNING THE MEETING AND VOTING
REQUIREMENTS	48
Shareholder Information	51
Control Persons and Principal Holders of Securities	51
SHAREHOLDER INFORMATION FOR ULTRA-SHORT FUND	53
How Shares Are Priced	53
When Your Account Will Be Credited	54
Dividends, Capital Gains and Taxes	54

Federal Taxes	55
Other Tax Information	55
How to Sell Shares	55
Exchanges	56

~~LEGAL MATTERS~~	59

~~OTHER BUSINESS~~	59
INFORMATION ABOUT THE DISTRIBUTION PLAN UNDER RULE 12B-1	56
Background	53
Summary of the Rule 12b-1 Plan	54
Required Vote	54
FINANCIAL STATEMENTS AND EXPERTS	59
LEGAL MATTERS	59
ADDITIONAL INFORMATION	59
OTHER BUSINESS	59
Exhibit A—Agreement and Plan of Reorganization for CTFR Portfolio	A -1
Exhibit B—Agreement and Plan of Reorganization for CSIF Portfolio	B -1
Exhibit C—Agreement and Plan of Reorganization for Calvert First Government Fund	C -1
Exhibit D—Agreement and Plan of Reorganization for CCR Prime Fund	D -1

SUMMARY

THIS SECTION SUMMARIZES THE PRIMARY FEATURES AND CONSEQUENCES OF THE REORGANIZATIONS. IT MAY NOT CONTAIN ALL OF THE INFORMATION THAT IS IMPORTANT TO YOU. TO UNDERSTAND THE REORGANIZATIONS, YOU SHOULD READ THIS ENTIRE PROSPECTUS/PROXY
STATEMENT AND THE RELEVANT EXHIBITS.

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, the Prospectuses and Statements of Additional Information relating to the Funds, and the Plans that are attached to this Prospectus/Proxy Statement as Exhibit A, Exhibit B, Exhibit C and Exhibit D.

Why are the Reorganizations being proposed?

     For the past few years, interest rates have been at historically low levels, which means that the Acquired Funds have been investing in low yielding money market instruments. As a result, the Advisor has voluntarily reimbursed the Acquired Funds’ expenses to maintain a positive yield on the Acquired Funds. Persistent low yields from the securities in which the Acquired Funds invest have created a challenge for the Advisor to continue to maintain money market funds as investment options. The proposed Reorganizations will allow shareholders of each Acquired Fund to own a fund that may invest more broadly than a money market fund but still seeks to maximize income while preserving capital, and with a greater amount of combined assets after the Reorganizations. ~~While it~~Although it is not a money market fund, and therefore does not maintain a stable net asset value and is not subject to the conditions of Rule 2a-7 under the 1940 Act, Ultra-Short Fund has a similar investment objective to each Acquired Fund~~, while providing~~ and provides a better opportunity for return on shareholders’ investment. It is expected that fund operating expenses of Ultra-Short Fund will be higher than for each of the Acquired Funds after the Reorganizations, primarily due to the termination of the management fee waivers and expense reimbursements in place with the Acquired Funds~~, but~~. Unlike Class O shares of CTFR Portfolio, CSIF Portfolio, and Calvert First Government Fund, and Class I shares of CCR Prime Fund, Ultra-Short Fund Class A shares are also subject to a separate Distribution and Service (12b-1) fee of 0.25%. However, the Advisor has agreed to contractually limit direct net annual operating expenses of Ultra-Short Fund through January 31, 2016. In addition, the Advisor has agreed to an additional expense reimbursement with Ultra-Short Fund for a period commencing on the first date on which any Reorganization closes through September 30, 2014. The Reorganizations could create better efficiencies for the portfolio management team and perhaps lower expenses for Ultra-Short Fund as assets grow, which would benefit all shareholders of the Ultra-Short Fund, including those of the Acquired Funds.

What are the key features of each Reorganization?

     The Plans set forth the key features of the Reorganizations. For a complete description of your relevant Reorganization, see the Exhibits. The Plans generally provide for the following:

 the transfer in kind of all of the assets of the Acquired Fund to Ultra-Short Fund in exchange for Class A shares of Ultra-Short Fund; the liquidation of the Acquired Fund by distribution of Class A shares of Ultra-Short Fund to the Acquired Fund’s shareholders; the Reorganization of CTFR Portfolio as a taxable transaction; and the structuring of the Reorganization for CSIF Portfolio, Calvert First Government Fund, and CCR Prime Fund in a manner intended to qualify as a tax-free reorganization for federal income tax purposes.

     Subject to the required shareholder approval, the Reorganizations for CSIF Portfolio and CCR Prime Fund are expected to be completed on or about September 27, 2013, and the Reorganizations for CTFR Portfolio and Calvert First Government Fund are expected to be completed on or about November 15, 2013.

After the Reorganizations, what shares will I own?

     If you own shares of an Acquired Fund on the date on which the related Reorganization is completed, you will own Class A shares of Ultra-Short Fund.

     The new shares you receive will have the same total value as your shares of the Acquired Fund immediately prior to that Reorganization.

How will the Reorganizations affect me?

     It is anticipated that the Reorganizations will result in better operating efficiencies and may provide shareholders of the Acquired Funds the opportunity to earn higher yields by expanding investments in short-term fixed-income securities. Upon the reorganization of the Acquired Funds into Ultra-Short Fund, operating efficiencies are anticipated to be achieved by Ultra-Short Fund because it will have a greater level of assets. It is believed that a larger, combined fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale. As of March 31, 2013, the net assets of each Portfolio were as follows:

Fund	Net Assets
Acquired Funds:
CTFR Portfolio	$403,383,991
CSIF Portfolio	$127,163,620
Calvert First Government Fund	$96,488,810
CCR Prime Fund	$132,608,721

Ultra-Short Fund	$457,210,835

     Upon approval of the Reorganizations, Acquired Fund shareholders will receive Class A shares of Ultra-Short Fund, which are subject to 12b-1 fees of 0.25%. Class B and Class C shares of Calvert First Government Fund are currently subject to 12b-1 fees of 1.00%. Class O shares of CTFR Portfolio, CSIF Portfolio, and Calvert First Government Fund, and Class I shares of CCR Prime Fund are not subject to 12b-1 fees, so those shareholders will pay more in 12b-1 fees. However, the Advisor has contractually agreed to limit direct net annual operating expenses of Ultra-Short Fund through January 31, 2016, and has also contractually agreed to provide an additional expense reimbursement to the Ultra-Short Fund for the period commencing on the first date on which any Reorganization closes through September 30, 2014.~~It is believed that a larger, combined fund will have a greater likelihood of gaining additional assets, which may lead to greater economies of scale.~~ For a comparison of the fees and expenses of each Acquired Fund and Ultra-Short Fund, please see “How do the Funds’ fees and expenses compare” below.

     After the Reorganizations, the value of your shares will depend on the performance of Ultra-Short Fund rather than that of the Acquired Fund. The Boards of Trustees overseeing the Funds believe that the Reorganizations will benefit the Acquired Funds and Ultra-Short Fund. The costs of the Reorganizations, including the costs of the Meeting, the proxy solicitation or any adjourned session, are estimated to be $100,000, and will be paid by the Funds, but because the Advisor is reimbursing a substantial portion of each Fund’s expenses, the merger costs will effectively be borne by the Advisor.

     Dividends for the Acquired Funds are accrued daily and paid monthly, and Ultra-Short Fund will pay dividends from net investment income on a monthly basis. Like the Acquired Funds, Ultra-Short Fund will distribute net realized capital gains, if any, at least annually. These dividends and distributions will continue to be automatically reinvested in additional shares of Ultra-Short Fund or distributed in cash, in accordance with your election.

How do the Trustees recommend that I vote?

     The Trustees of each Merging Trust, including the Trustees who are not “interested persons” as such term is defined in the 1940 Act (the “Disinterested Trustees”), have concluded that each Reorganization would be in the best interests of the relevant Acquired Fund and its shareholders, and that the shareholders’ interests will not be diluted as a result of the Reorganizations. Accordingly, the Trustees have submitted the Plans for approval by the shareholders of the Acquired Funds.

THE TRUSTEES RECOMMEND THAT YOU VOTE FOR THE RELEVANT PLAN AND THE REORGANIZATION CONTEMPLATED THEREBY

     THE TRUSTEES ALSO RECOMMEND THAT CLASS O SHAREHOLDERS OF CALVERT FIRST GOVERNMENT FUND VOTE TO APPROVE THE 12B-1 PLAN OF ULTRA-SHORT FUND

Will I be able to purchase, exchange and redeem shares and receive distributions in the same way?

     After the Reorganization, you will be able to redeem and exchange the Ultra-Short Fund Class A shares that you receive and you will receive distributions on those shares. You will also be able to purchase additional Class A shares of Ultra-Short Fund. Class B, Class C, Class I and Class O shares are not offered by Ultra-Short Fund, and thus are not available for purchase. Investments in the Funds are not insured. For more information, see “Purchase and Redemption Procedures,” “Exchange Privileges” and “Dividend Policy” below. While Acquired Fund shareholders may continue to purchase shares of an Acquired Fund until the day immediately prior to the applicable Reorganization, the Boards of Trustees closed the Acquired Funds to new investors as of June 6, 2013, so new share purchases of an Acquired Fund by new investors will no longer be processed and any purchase money received in connection with an application to establish a new account in an Acquired Fund will be returned.

     Unlike the Acquired Funds, Ultra-Short Fund does not offer checkwriting as a service. Therefore, as an Ultra-Short Fund shareholder after the Reorganization, you will not be able to redeem shares of the Ultra-Short Fund by writing a check. Checks written on an Acquired Fund will be processed through August 31, 2013, but after that date checks will no longer be processed and will be returned to the shareholder. Orders for new checks on an Acquired Fund are no longer being accepted. Shareholders may continue to redeem their shares via an electronic funds transfer, as described in the applicable prospectus, until the Valuation Date.

How do the Funds’ investment objectives and principal investment strategies compare?

     The investment objective of each Acquired Fund is similar to that of Ultra-Short Fund. The investment objectives of the Funds are non-fundamental, which means that each may be changed by vote of the respective Fund’s Trustees and without shareholder approval, upon 60 days’ notice. The investment strategies of the Funds are also similar, but Ultra-Short Fund is not a money market fund and its investments are not required to comply with money market fund requirements, including Rule 2a-7 of the 1940 Act.

     The following tables summarize Ultra-Short Fund and each Acquired Fund with respect to their investment objectives and principal investment strategies, as set forth in the Prospectuses and Statements of Additional Information relating to the Funds.

Ultra-Short Fund

Investment	The Fund seeks to maximize income, to the extent consistent with preservation of
Objective	capital, through investment in short-term bonds and income-producing securities.

Principal	The Fund seeks to achieve its investment objective by investing, under normal
Investment	circumstances, at least 80% of its net assets (including borrowings for investment
Strategies	purposes) in a portfolio of floating-rate securities (e.g., corporate floating rate securities) and securities with durations of less than or equal to one year. The
Fund will provide shareholders with at least 60 days’ notice before changing this
80% policy. The Fund uses an active strategy, seeking relative value to earn incremental income.

The Fund typically invests at least 65% of its net assets in investment grade, U.S.
dollar-denominated debt securities, as assessed at the time of purchase. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Ratings Services (“Standard & Poor’s”) or an
equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S.
government or its agencies, and U.S. government-sponsored entities (e.g., the
Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 35% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

Under normal circumstances, the Fund’s average portfolio duration will be less than one year. Duration is a measure of the expected average life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the
Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index;
or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays
Municipal Index.

CTFR Portfolio

Investment	The Fund seeks to earn the highest level of interest income, exempt from federal
Objective	income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Principal	Under normal market conditions, at least 80% of the income from the Fund will
Investment	be exempt from federal income tax.
Strategies
The Fund invests in fixed and floating rate municipal bonds and notes, variable rate demand notes, tax-exempt commercial paper, and other high-quality, short-
term municipal obligations. The Advisor looks for securities with strong credit quality that are attractively priced. All investments generally must comply with applicable money market fund requirements, including Rule 2a-7 of the
Investment Company Act of 1940.

Many of the instruments held by the fund are supported by a credit facility (to improve the credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Fund has an exposure to the banking industry.

The Fund may purchase securities that have not been rated by a nationally recognized statistical ratings organization (“NRSRO”), so long as the Advisor determines they are of comparable credit quality to rated securities permissible for the Fund.

     As described above, there are some differences in the investment objectives and strategies of CTFR Portfolio and Ultra-Short Fund. Unlike Ultra-Short Fund, CTFR Portfolio seeks to maintain a constant net asset value of $1.00 per share and focuses its investments on securities whose income is exempt from federal income tax. Unlike CTFR Portfolio, Ultra-Short Fund is not a money market fund, is non-diversified, invests mostly in securities that are not exempt from federal income tax, may invest up to 35% of its net assets in below-investment grade, high-yield debt securities, and may invest up to 25% of its net assets in foreign debt securities. Ultra-Short Fund does not focus on providing investors with income that is exempt from federal income tax.

CSIF Portfolio

Investment	The Fund seeks to provide the highest level of current income, consistent with
Objective	liquidity, safety and security of capital, through investment in money market instruments meeting the Fund’s investment criteria, including financial, sustainability and social responsibility factors.

Principal	The Fund invests in high quality money market instruments, such as commercial
Investment	paper, variable rate demand notes, corporate, agency and taxable municipal
Strategies	obligations, and repurchase agreements. All investments must comply with the
SEC’s money market fund requirements per Rule 2a-7 of the Investment
Company Act of 1940.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria.
Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

     As described above, there are some differences in the investment objectives and strategies of CSIF Portfolio and Ultra-Short Fund. Unlike Ultra-Short Fund, CSIF Portfolio seeks to maintain a constant net asset value of $1.00 per share and only invests in securities that are consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors. Unlike CSIF Portfolio, Ultra-Short Fund is not a money market fund, is non-diversified, may invest up to 35% of its net assets in below-investment grade, high-yield debt securities, and may invest up to 25% of its net assets in foreign debt securities. Ultra-Short Fund seeks to avoid investing in companies classified under the tobacco industry sector, but does not apply the broader set of sustainability or social responsibility factors that are used by CSIF Portfolio.

Calvert First Government Fund

Investment	The Fund is a U.S. Government-only money market fund that seeks to earn the
Objective	highest possible yield consistent with safety, liquidity, and preservation of capital. In pursuing its objective, the Fund invests only in U.S. Government obligations, including such obligations subject to repurchase agreements with recognized securities dealers and banks. The Fund seeks to maintain a constant net asset value of $1.00 per share.

Principal	The Fund invests in money market instruments issued by the U.S. Treasury, such
Investment	as U.S. Treasury bills and U.S. Treasury notes and bonds having short-term
Strategies	maturities, or by U.S. Government agencies and instrumentalities (collectively referred to as “U.S. Government obligations”). The Fund may invest in these securities directly or through repurchase agreements and variable-rate demand notes. All investments generally must comply with applicable money market fund requirements, including Rule 2a-7 of the Investment Company Act of 1940.

     As described above, there are some differences in the investment objectives and strategies of Calvert First Government Fund and Ultra-Short Fund. Unlike Ultra-Short Fund, Calvert First Government Fund seeks to maintain a constant net asset value of $1.00 per share and invests only in U.S. Government obligations. Unlike Calvert First Government Fund, Ultra-Short Fund is not a money market fund, is non-diversified, may invest in bonds issued by U.S. corporations, may invest up to 35% of its net assets in below-investment grade, high-yield debt securities, and may invest up to 25% of its net assets in foreign debt securities.

CCR Prime Fund

Investment	The Fund seeks to obtain the highest level of current income, consistent with
Objective	safety, preservation of capital and liquidity that is available through investments in specified money market instruments. The Fund seeks to maintain a constant net asset value of $1.00 per share.

Principal	The Fund’s assets are invested primarily in top-tier securities, such as:
Investment
Strategies	• high-quality, short-term investments, including obligations of the U.S.
Government and agency or instrumentality securities;

• high-quality, U.S. dollar-denominated international money market investments;

• certificates of deposit of major banks;

•	commercial paper;
•	eligible high-grade, short-term corporate obligations and participation interests in such obligations;
•	repurchase agreements;
•	bankers acceptances;
•	floating rate notes;
•	variable-rate demand notes; and
•	taxable municipal securities.

The Fund invests in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

     As described above, there are some differences in the investment objectives and strategies of CCR Prime Fund and Ultra-Short Fund. Unlike Ultra-Short Fund, CCR Prime Fund seeks to maintain a constant net asset value of $1.00 per share and focuses its investments on top-tier securities. Unlike CCR Prime Fund, Ultra-Short Fund is not a money market fund, is non-diversified, may invest up to 35% of its net assets in below-investment grade, high-yield debt securities, and may invest up to 25% of its net assets in foreign debt securities.

     The principal risks of the Funds are similar as well, although there are some differences stemming from the variations in the investment strategies of the Funds. Because Ultra-Short Fund may invest in a broader range of instruments than the Acquired Funds, it ~~may also~~will incur additional risks. The following table lists the principal risks of investing in each of the Funds. Although each Acquired Fund seeks to preserve the value of its shareholders’ investments at $1.00 per share, there can be no guarantee that it will be able to maintain this value and it is possible to lose money by investing in an Acquired Fund. For a discussion of the Funds’ principal risks, see the section entitled “Risks” below.

     The Funds have other investment policies, practices and restrictions which, together with their related risks, are also set forth in the Prospectuses and Statements of Additional Information of the Funds.

     Although the Acquired Funds and Ultra-Short Fund have similar investment objectives and similar investment strategies, ~~all or~~ a substantial portion of the securities held by the Acquired Funds may be sold after the Reorganizations in order to comply with the investment practices of Ultra-Short Fund ~~in connection with the Reorganizations. For any such sales, any~~ . The transaction costs of any such sales will be borne by Ultra-Short Fund~~. Such~~, and such costs ~~are~~will ultimately be borne by the Fund’s shareholders. It is expected that any necessary sales will not incur significant transaction costs because the securities held by the Acquired Funds are all high-quality, liquid short-term investments. In addition, prior to the consummation of the Reorganizations, the Advisor will attempt to reduce the need for such transactions by reinvesting the proceeds of maturing securities held by the Acquired Funds into cash or investments with maturities of seven days or less.

How do the Funds’ fees and expenses compare?

     CTFR Portfolio and CSIF Portfolio offer only Class O shares and CCR Prime Fund offers only Class I shares, while Calvert First Government Fund offers Class B, Class C and Class O shares. Ultra-Short Fund offers two classes of shares – Class A and Class Y. Upon completion of the Reorganizations, shareholders of the Acquired Funds will hold Class A shares of Ultra-Short Fund. Ultra-Short Fund’s Class Y shares are not involved in the Reorganizations and, because the Class Y shares are not relevant to the Acquired Fund shareholders in deciding whether or not to approve any Reorganization, they are not discussed in detail in this document. You may refer to each Fund’s Prospectus and Statement of Additional Information for more information on its shares. You will not pay any initial or deferred sales charge in connection with the Reorganization.

     The following tables allow you to compare the various fees and expenses that you may pay for buying and holding shares of each of the Funds. The columns entitled “Ultra-Short Fund (Pro Forma)” show you what fees and expenses are estimated to be, assuming the Reorganizations take place. As shown in the table below, Class A shares of Ultra-Short Fund are subject to 12b-1 fees of 0.25%. Class B and Class C shares of Calvert First Government Fund are subject to 12b-1 fees of 1.00%, while Class O shares of CTFR Portfolio, CSIF Portfolio, and Calvert First Government Fund, and Class I shares of CCR Prime Fund are not subject to 12b-1 fees. The Class A shares of Ultra-Short Fund received by Acquired Fund shareholders through the Reorganizations will be subject to a 12b-1 fee. However, the Advisor of Ultra-Short Fund has agreed to contractually limit direct net annual fund operating expenses through January 31, 2016, so that these expenses will not exceed 0.89% for Class A shares. The Advisor has also agreed to reimburse Ultra-Short Fund an additional 0.10% for the period from the date on which the first Reorganization closes through September 30, 2014.

     The CTFR Portfolio and Calvert First Government Fund expense amounts, set forth in the following tables and in the examples, are the expenses for the 12-month period ended December 31, 2012. The CSIF Portfolio and CCR Prime Fund expense amounts, set forth in the following tables and in the examples, are the annualized expenses for the 6-month period ended March 31, 2013. The Ultra-Short Fund (Pro Forma) expense amounts, set forth in the following tables and in the examples, are based on the annualized estimated combined expenses of Ultra-Short Fund and the Acquired Funds for the period ended March 31, 2013, assuming the Reorganizations had taken place on April 1, 2012.

Shareholder Fees (fees paid directly from your investment)
	CTFR Portfolio	CSIF Portfolio	Calvert First Government Fund	Calvert First Government Fund	Calvert First Government Fund	CCR Prime Fund	Ultra- Short Fund	Ultra-Short Fund (Pro Forma)(2)
	Class O	Class O	Class B	Class C	Class O	Class I	Class A	Class A

Maximum Sales	None	None	None	None	None	None	1.25%	1.25%
Charge (Load)
Imposed on
Purchases (as a %
of offering price)
Maximum Deferred	None	None	5.00%	1.00%	None	None	None	None
Sales Charge
(Load) (as a % of
the lesser of the
value redeemed or
the amount
invested)(1)
Redemption Fee (as	None	None	None	None	None	None	2.00%	2.00%
a % of amount
redeemed or
exchanged within 7
days of purchase)
Exchange Fee	None	None	None	None	None	None	None	None

(1) The contingent deferred sales charge reduces over time.

(2) No sales charges will be imposed on shareholders of Acquired Funds in connection with the Reorganizations, or on any Class A shares of Ultra-Short Fund they subsequently purchase in that same account. In addition, the redemption fee will be waived for the first seven days after the initial transfers.

Fees and Expenses (as a percentage of average daily net assets)
	CTFR Portfolio	CSIF Portfolio	Calvert First Government Fund	Calvert First Government Fund	Calvert First Government Fund	CCR Prime Fund	Ultra- Short Fund	Ultra-Short Fund (Pro Forma)

	Class O	Class O	Class B	Class C	Class O	Class I	Class A	Class A

Management Fees	0.51%	0.50%	0.50%	0.50%	0.50%	0.30%	0.55%	0.55%
Distribution and	None	None	1.00%	1.00%	None	None	0.25%	0.25%
Service (12b-1)
Fees
Other Expenses	0.22%	0.34%	1.63%	0.89%	0.30%	0.10%	0.25%	0.17%
Total Annual Gross	0.73%	0.84%	3.13%	2.39%	0.80%	0.40%	1.05%	0.97%
Fund Operating
Expenses
Less Fee Waiver	--	--	(1.13%) (1)	(0.39%) (1)	--	--	(0.16%) (2)	(0.18%) (3)
and/or Operating
Reimbursement
Net Expenses	0.73%	0.84%	2.00%	2.00%	0.80%	0.40%	0.89%	0.79%

(1) The Advisor has agreed to contractually limit net annual fund operating expenses through January 31, 2015. Direct net operating expenses will not exceed 2.00% for Class B and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

(2) The Advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2015. Direct net operating expenses will not exceed 0.89% for Class A. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

(3) The Advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2016. Direct net operating expenses will not exceed 0.89% for Class A. The Advisor has also agreed to further reimburse Ultra-Short Fund an additional 0.10% from the date on which the first Reorganization closes through September 30, 2014. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires, upon 60 days’ prior notice to shareholders.

     The columns entitled “Ultra-Short Fund (Pro Forma)” show what fees and expenses are estimated to be if all the Reorganizations take place. However, each Reorganization is an independent transaction that may be consummated even if the shareholders of another Acquired Fund do not approve the corresponding Reorganization. If a Reorganization is not approved and not consummated, or if a significant amount of assets of an Acquired Fund are redeemed prior to the close of the corresponding Reorganization, total annual gross operating expenses for Ultra-Short Fund would be expected to be in the range of 0.97% to 1.05%. However, there would be no difference in the net expenses paid by shareholders because of the contractual expense limitation agreement with the Advisor, as well as the additional 0.10% reimbursement provided by the Advisor through September 30, 2014.

     The tables below show examples that are intended to help you compare the cost of investing in the Funds and Ultra-Short Fund Pro Forma, assuming the Reorganizations take place. The examples assume that you invest $10,000 in the Funds for the one-, three-, five- and ten-year periods commencing as of September 27, 2013. The first chart shows your costs if you sold your shares at the end of the period and the second chart shows your costs if you continued to hold your shares. The examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, if you redeemed your shares, your costs would be:

Examples of Fund Expenses

	One Year	Three Years	Five Years	Ten Years
CTFR Portfolio	$75	$233	$406	$907
(Class O)
CSIF Portfolio	$86	$268	$466	$1,038
(Class O)
Calvert First Government	$703	$1,223	$1,708	$2,779
Fund (Class B)
Calvert First Government	$303	$695	$1,228	$2,687
Fund (Class C)
Calvert First Government	$82	$256	$444	$990
Fund (Class O)
CCR Prime Fund (Class I)	$41	$129	$224	$505
Ultra-Short Fund	$215	$434	$677	$1,373
(Class A)
Ultra-Short Fund (Pro	$81	$280	$508	$1,163
Forma) (Class A)

You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years
CTFR Portfolio	$75	$233	$406	$907
(Class O)
CSIF Portfolio	$86	$268	$466	$1,038
(Class O)
Calvert First Government	$203	$823	$1,508	$2,779
Fund (Class B)
Calvert First Government	$203	$695	$1,228	$2,687
Fund (Class C)
Calvert First Government	$82	$256	$444	$990
Fund (Class O)
CCR Prime Fund (Class I)	$41	$129	$224	$505
Ultra-Short Fund	$215	$434	$677	$1,373
(Class A)
Ultra-Short Fund (Pro	$81	$280	$508	$1,163
Forma) (Class A)

What is the Portfolio Turnover rate?

     Ultra-Short Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Ultra-Short Fund’s performance. During the most recent fiscal year, Ultra-Short Fund’s portfolio turnover rate was 210% of the average value of its portfolio. Ultra-Short Fund’s turnover rate may increase as a result of the Reorganizations due to the anticipated sale of some of the portfolio securities that Ultra-Short Fund will acquire from the Acquired Funds.

How do the Funds’ performance records compare?

     The following charts show how the shares of each Acquired Fund and Ultra-Short Fund have performed in the past. Past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Year-by-Year Total Return (%)

     The charts below show the percentage gain or loss in each full calendar year for the Class O shares of CTFR Portfolio, CSIF Portfolio, and Calvert First Government Fund, Class I shares of CCR Prime Fund, and Class A shares of Ultra-Short Fund. The return for any of Calvert First

Government Fund’s or Ultra-Short Fund’s other Classes of shares will differ from the returns shown in the bar chart, depending upon the expenses of that Class.

     These charts should give you a general idea of the risks of investing in each Fund by showing how the Fund’s return has varied from year to year. These charts include the effects of fund expenses. Each Fund's average annual returns in the charts below do not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares (although you will not pay any sales charges in connection with the shares received through the Reorganizations or any future purchases of Ultra-Short Fund shares in that same account). Any sales charge will reduce your return. Each Fund can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of each chart.

Best Quarter: 2nd - 2007	0.78%
Worst Quarter: 1st - 2011	0.00%

Best Quarter: 3rd - 2007	1.15%
Worst Quarter: 1st - 2010	0.00%

Best Quarter: 1st - 2007	1.14%
Worst Quarter: 2nd - 2010	0.00%

Best Quarter: 2nd - 2007	1.28%
Worst Quarter: 4th - 2011	0.00%

Best Quarter: 2nd - 2009	3.25%
Worst Quarter: 3rd - 2011	- 0.78%

     The next set of tables lists the average annual total return by class of each Acquired Fund and Ultra-Short Fund, for the past one, five and ten years and since inception, as applicable (through December 31, 2012). Each table compares the performance of the applicable Fund over time with that of an index and/or peer average.

Average Annual Total Return (for the period ended 12/31/2012)

CTFR Portfolio	1 Year	5 Years	10 Years
	Ended	Ended	Ended
	12/31/12	12/31/12	12/31/12

Class O Shares	0.01%	0.38%	1.06%

Lipper Tax-Exempt	0.01%	0.40%	1.10%
Money Market Funds
Average

CSIF Portfolio	1 Year	5 Years	10 Years
	Ended	Ended	Ended
	12/31/12	12/31/12	12/31/12

Class O Shares	0.03%	0.60%	1.53%

Lipper Money Market	0.02%	0.47%	1.45%
Funds Average

Calvert First	1 Year	5 Years	10 Years
Government Fund	Ended	Ended	Ended
	12/31/12	12/31/12	12/31/12

Class O Shares	0.01%	0.51%	1.50%

Class B Shares	-4.99%	0.03%	0.86%

Class C Shares	-0.99%	0.23%	0.85%

Lipper U.S. Government	0.01%	0.37%	1.40%
Money Market Funds
Average

CCR Prime Fund	1 Year	5 Years	10 Years
	Ended	Ended	Ended
	12/31/12	12/31/12	12/31/12

Class I Shares	0.01%	0.76%	1.91%

Lipper Institutional	0.06%	0.61%	1.75%
Money Market Funds
Average

     For current yield information on any of the Acquired Funds, call 800-368-2745, or visit Calvert’s website at www.calvert.com.

     After-tax returns for Ultra-Short Fund are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

     The average total return table for Ultra-Short Fund shows the Fund’s returns with the maximum sales charge deducted. No sales charge has been applied to the index or average used for comparison in the table.

Ultra-Short Fund	1 Year	5 Years	Since
	Ended	Ended	Inception
	12/31/12	12/31/12	10/31/06
Class A Shares

Return Before Taxes	1.21%	2.76%	3.21%

Return After Taxes on	0.70%	1.96%	2.21%
Distributions

Return After Taxes on	0.79%	1.89%	2.16%
Distributions and Sale
of Fund Shares

Barclays Short Treasury	0.23%	1.36%	2.16%
Index 9-12 months

Lipper Ultra-Short	1.72%	1.31%	1.79%
Obligations Funds
Average

     For a detailed discussion of the manner of calculating total return, please see the Funds’ Statements of Additional Information. Generally, the calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment date and the deduction of all recurring expenses that were charged to shareholders’ accounts.

     Important information about Ultra-Short Fund is also contained in management’s discussion of Ultra-Short Fund’s performance, which appears in the most recent Annual Report of The Calvert Fund relating to Ultra-Short Fund.

Who will be the Advisor and Service Providers of my Fund after the Reorganizations?
What will the management fees be after the Reorganizations?

Management of the Funds

     The overall management of the Acquired Funds and Ultra-Short Fund is the responsibility of, and is supervised by, the Board of Trustees of the respective Trust.

Advisor

     CIM is the investment advisor for the Funds and is responsible for managing each Fund’s investment program and for the general operations of the Funds. CIM is wholly-owned by Calvert Investments, Inc., which is indirectly wholly-owned by Ameritas Mutual Holding Company (formerly known as UNIFI Mutual Holding Company). CIM provides the Funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees who are affiliated persons of and employed by the Advisor. It has been managing mutual funds since 1976. As of April 30, 2013, CIM was the investment advisor for 46 mutual fund portfolios and had approximately $12 billion in assets under management.

Portfolio Management

     Vishal Khanduja, Matthew Duch and Mauricio Agudelo are jointly and primarily responsible for the day-to-day management of the Ultra-Short Fund.

Name of	Business Experience During Last 5 Years	Role on
Portfolio		Management
Manager		Team

Vishal	Mr. Khanduja has been a member of the Calvert Taxable	Lead Portfolio
Khanduja, CFA	Fixed Income Team and a Portfolio Manager for this	Manager
Fund since July 2012. He previously worked at
Columbia Management as Portfolio Manager – Global
Rates and Currency Team (2009-2012) and Senior
Analyst – Structured Assets Team (2008-2009). Prior to
Columbia Management, he was Associate Director
(Fixed Income Analytics) at Galliard Capital
Management (2007-2008).

Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert	Co-Portfolio
	Taxable Fixed Income Team since 2006 and became a	Manager
Portfolio Manager for this Fund in September 2011.

Mauricio	Mr. Agudelo has been a member of the Calvert Taxable	Co-Portfolio
Agudelo	Fixed Income Team since 2004 and became a Portfolio	Manager
Manager for this Fund in January 2011.

     Please refer to the Statement of Additional Information for additional information about Ultra-Short Fund’s portfolio managers, including the structure of and method of computing compensation, other accounts they manage and their ownership of shares of Ultra-Short Fund.

Management Fees

     For its management and supervision of the daily business affairs of Ultra-Short Fund, the Advisor is entitled to receive a monthly fee that is accrued daily against the value of Ultra-Short Fund’s net assets at the annual rate of 0.55%. Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor. The administrative fee (as a percentage of the Fund’s net assets) for Ultra-Short Fund is 0.25%.

     The aggregate annual advisory fee paid by Ultra-Short Fund for the most recent fiscal year as a percentage of the Fund’s average daily net assets was 0.30%. The advisory fee does not include administrative fees. A discussion regarding the basis for the approval by the Fund’s Board of Trustees of the most recent investment advisory agreement is available in the most recent Semi-Annual Report covering the fiscal period that ended on March 31, 2013.

     The Advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2016, so that these expenses will not exceed 0.89% for Class A. The Advisor has also agreed to reimburse Ultra-Short Fund an additional 0.10% for the period from the close of the first Reorganization through September 30, 2014.

Other Management Arrangements

     Calvert Investment Administrative Services, Inc., an affiliate of the Advisor, will be the administrator for Ultra-Short Fund. Boston Financial Data Services, Inc., a subsidiary of State Street Bank & Trust Company, N.A., will be the Fund’s transfer agent and dividend disbursing agent. Calvert Investment Services, Inc., an affiliate of the Advisor, will be the Fund’s shareholder servicing agent. Calvert Investment Distributors, Inc., an affiliate of the Advisor, will be the Fund’s principal underwriter and distributor. These same management arrangements currently apply to each Acquired Fund.

What will be the primary federal tax consequences of the Reorganizations?

     Prior to or at the completion of the Reorganizations, CSIF Portfolio, Calvert First Government Fund, CCR Prime Fund (the “Tax-Free Reorganization Funds”) and Ultra-Short Fund will have received an opinion from the law firm of Sullivan & Worcester LLP that, while not entirely free from doubt, the Reorganizations contemplated by their respective Plans (the “Tax-Free Reorganizations”) should, for federal income tax purposes, qualify as tax-free reorganizations described in section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and that each Tax-Free Reorganization Fund will be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

     As a result, for federal income tax purposes, no gain or loss will be recognized by a Tax-Free Reorganization Fund or its shareholders as a result of receiving shares of Ultra-Short Fund in connection with the respective Tax-Free Reorganization. The holding period and aggregate tax basis of the shares of Ultra-Short Fund that are received by the shareholders of Tax-Free Reorganization Funds will be the same as the holding period and aggregate tax basis of the shares of Tax-Free Reorganization Funds previously held by such shareholders, provided that such shares of Tax-Free Reorganization Funds are held as capital assets. In addition, no gain or loss will be recognized by Ultra-Short Fund upon the receipt of the assets of the Tax-Free Reorganization Funds in exchange for shares of Ultra-Short Fund, and the holding periods and tax basis of the assets of Tax-Free Reorganization Funds in the hands of Ultra-Short Fund as a result of the Tax-Free Reorganizations will be the same as in the hands of the applicable Tax-Free Reorganization Fund immediately prior to the Tax-Free Reorganizations.

     The Reorganization of CTFR Portfolio into Ultra-Short Fund (the “Taxable Reorganization”) will not qualify as a tax-free reorganization because Ultra-Short Fund has never owned and does not intend to own tax-exempt securities. The transaction will be treated as a taxable sale by CTFR Portfolio of all of its assets for their fair market value. Because of the very short maturities of the assets held by CTFR Portfolio, it is likely that CTFR Portfolio will recognize very little, if any, gain or loss on the sale. Any gain recognized would be taxable to the shareholders of CTFR Portfolio. Any loss could offset gains of CTFR Portfolio but could not be used by shareholders on their personal income tax returns. If there were any difference between the tax basis of a shareholder’s shares of CTFR Portfolio and the value of the Ultra-Short Fund shares received by the shareholder as a consequence of the Taxable Reorganization, the shareholder would have a taxable gain or loss.

RISKS

Are the risk factors for the Funds similar?

     Yes. The risk factors of each Acquired Fund and Ultra-Short Fund are similar due to the similar investment objectives and investment policies of the Funds. However, because Ultra-Short Fund may invest in a broader range of instruments than each Acquired Fund, it ~~may also~~will incur additional risks. ~~In addition, although~~While Ultra-Short Fund’s average portfolio duration will normally be less than one year, it will likely have a longer average portfolio duration than the Acquired Funds. Furthermore, unlike the Acquired Funds, Ultra-Short Fund may invest in securities that involve greater risks, such as below-investment grade, high-yield debt securities and foreign debt securities.

     Although each Acquired Fund seeks to preserve the value of its shareholders’ investments at $1.00 per share, there can be no guarantee that it will be able to maintain this value and it is possible to lose money by investing in an Acquired Fund. Ultra- Short Fund is not a money market fund and does not seek to maintain a constant net asset value of $1.00 per share, so the value of its shares will fluctuate based on the value of the investments that it holds and it is therefore possible to lose money by investing in the Fund. The risks of Ultra-Short Fund are described in greater detail in that Fund’s Prospectus and Statement of Additional Information.

What are the primary risks of investing in each Fund?

     An investment in each Fund is subject to certain risks. There is no assurance that investment performance of any Fund will be positive or that the Funds will meet their investment objectives. The following disclosure highlights the primary risks associated with investment in each of the Funds.

     Each of the Funds is subject to Credit Risk, Income Risk, Interest Rate Risk and Management Risk.

· Credit Risk – The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. The Acquired Funds seek to minimize credit risk by investing primarily in securities that are considered to be of high quality. Each Acquired Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

· Income Risk – The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

· Interest Rate Risk – A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

· Management Risk – The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

     Each of the Funds, except for CTFR Portfolio, is subject to Repurchase Agreement Risk.

· Repurchase Agreement Risk – A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase the security. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.

     CTFR Portfolio and Calvert First Government Fund are also subject to Variable Rate Demand Note Risk and Redemption Risk.

· Variable Rate Demand Note (“VRDN”) Risk – VRDNs involve credit risk with respect to the obligor/guarantor providing the Fund with the credit and liquidity support for the tender option. While the Fund invests only in VRDNs of high-quality issuers, or which are supported by high-quality financial institutions, it is still possible that an obligor/guarantor could default on its obligations.

· Redemption Risk – The Fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value and that could affect the Fund’s ability to maintain a $1.00 share price. In addition, the Fund may suspend redemptions when permitted by applicable regulations.

CTFR Portfolio is also subject to Municipal Bond Risk.

· Municipal Bond Risk – In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings.

CTFR Portfolio and Ultra-Short Fund are also subject to Unrated Security Risk.

· Unrated Security Risk – Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor's analysis of credit risk without the assessment of an NRSRO. The credit risk of an unrated security will vary depending on its equivalent credit quality and whether it is supported by a credit enhancement.

     Ultra-Short Fund is also subject to Non-Diversification Risk, Bond Market Risk, Mortgage-Backed and Asset-Backed Securities Risk, Mortgage-Backed Security Risk (Government-Sponsored Enterprises), Leveraged Loan Risk, Lag Risk for Interest Payments, Junk Bond Risk, Defaulted Bond Risk, Corporate and Taxable Municipal Bond Risk, Trust Preferred Securities Risk, Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk, Foreign Securities Risk, Foreign Currency Risk, Active Trading Strategy Risk and Futures Contracts Risk.

· Non-Diversification Risk – Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single bond may have greater impact on the Fund than a diversified fund.

· Bond Market Risk – The market prices of bonds held by the Fund may fall.

· Mortgage-Backed and Asset-Backed Securities Risk – The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk.

These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

· Mortgage-Backed Security Risk (Government-Sponsored Enterprises) – Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

· Leveraged Loan Risk – Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

· Lag Risk for Interest Payments – There may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment for a floating-rate security, which could harm or benefit the Fund, depending on the circumstances. For example, a floating-rate security that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates. In a declining interest rate environment, however, the Fund would benefit from the lag since the Fund would not immediately be impacted by a decline in interest rates.

· Junk Bond Risk – Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

· Defaulted Bond Risk – For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

· Corporate and Taxable Municipal Bond Risk – For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

· Trust Preferred Securities Risk – Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

· Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk – A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

· Foreign Securities Risk – Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

· Foreign Currency Risk – Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

· Active Trading Strategy Risk – The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

· Futures Contracts Risk – The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

     Please refer to each Fund’s Prospectus and Statement of Additional Information for more information on risks.

INFORMATION ABOUT THE ~~REORGANIZATION~~REORGANIZATIONS

     At their regular meetings held on June 4-5, 2013, the Boards of Trustees of the Merging Trusts on behalf of the Acquired Funds, including the Disinterested Trustees, considered and approved the Reorganizations as set forth in the Plans. The Boards determined that the Reorganizations were in the best interests of the Acquired Funds and their shareholders, and that the interests of existing shareholders of the Acquired Funds will not be diluted as a result of the transactions contemplated by the Reorganizations.

     Before approving each respective Plan, the Trustees evaluated extensive information provided by the management of the Funds and reviewed various factors about the Funds and the proposed Reorganizations. The Trustees reviewed various challenges to the sustainability of the Advisor’s ongoing participation in the money market fund business. These challenges include: (1) the continued low interest rate environment, which is expected to continue into the near future, and which creates challenges in seeking yields that provide shareholders with adequate investment return; (2) the changing regulatory landscape of the money market fund business, including the anticipated end of stable net asset values for money market funds; (3) the decrease in both asset levels and number of accounts in the Acquired Funds; and (4) the requirement of expense reimbursements by the Advisor in order to provide a nominal yield to shareholders.

     The Trustees noted that, although it ~~may~~will have a variable net asset value, Ultra-Short Fund has similar investment objectives and investment strategies as the Acquired Funds, primarily due to its ultra-short duration. They further noted that Ultra-Short Fund provides a better opportunity for return on shareholders’ investment. In addition, the Advisor has agreed to contractually limit direct net fund operating expenses for Ultra-Short Fund so that these expenses will not exceed 0.89% for Class A shares through January 31, 2016, and will additionally reimburse 0.10% of expenses to the Fund from the date of closing of the first Reorganization through September 30, 2014.

     In addition, the Board considered a number of additional factors, including, but not limited to: (1) the expenses and advisory fees applicable to each Acquired Fund before the applicable Reorganization and the pro forma expense ratios for shareholders in Ultra-Short Fund; (2) the terms and conditions of each Reorganization Plan and the expectation that each Reorganization would not result in a dilution of the interests of the shareholders in the applicable Acquired Fund; (3) the economies of scale that may be realizable as a result of each Reorganization; (4) the service features currently available to shareholders of the Funds and the service features that are expected to be available to shareholders of Ultra-Short Fund; (5) the costs estimated to be incurred to complete each Reorganization; (6) the anticipated future growth prospects of Ultra-Short Fund; (7) the anticipated non-taxable treatment for federal income tax purposes of the Reorganizations applicable to CSIF Portfolio, Calvert First Government Fund, and CCR Prime Fund; and (8) with respect to CTFR Portfolio shareholders, the change from federal tax exempt investments to taxable investments. While the Trustees took into account that Ultra-Short Fund may invest in securities with lower credit quality, including below-investment grade, high-yield debt securities and foreign debt securities, they determined that the risk of these investments was acceptable due to the ultra-short duration of such securities and the level of such investments by the Fund.

     Although the Acquired Funds and Ultra-Short Fund have similar investment objectives and similar investment strategies, a substantial portion of the securities held by the Acquired Funds may be sold after the Reorganizations in order to comply with the investment practices of Ultra-Short Fund. The transaction costs of any such sales will be borne by Ultra-Short Fund, and such costs will ultimately be borne by the Fund’s shareholders. It is expected that any necessary sales will not incur significant transaction costs because the securities held by the Acquired Funds are all high-quality, liquid short-term investments. In addition, prior to the consummation of the Reorganizations, the Advisor will attempt to reduce the need for such transactions by reinvesting the proceeds of maturing securities held by the Acquired Funds into cash or investments with maturities of seven days or less.

     In connection with their consideration of these matters, the Trustees were also advised by counsel to the Independent Trustees of their fiduciary responsibilities to the shareholders of each Acquired Fund and the legal issues involved.

     After consideration of the factors noted above, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that operating efficiencies or other benefits will in fact be realized, the Trustees of each Merging Trust concluded that the relevant proposed Reorganization would be in the best interests of each Acquired Fund and its shareholders. Consequently, they approved the applicable Plan and directed that the Plan be submitted to shareholders of the relevant Acquired Fund for approval.

     The Trustees of The Calvert Fund have also approved the Plans on behalf of Ultra-Short Fund. After considering the effect of each proposed Reorganization on the Ultra-Short Fund,

along with the Advisor’s agreement to additionally reimburse 0.10% of direct net operating expenses to the Fund from the date of closing of the first Reorganization through September 30, 2014, the Board concluded that the proposed Reorganizations would be in the best interests of Ultra-Short Fund and its shareholders.

Agreements and Plans of Reorganization

     The following summary is qualified in its entirety by reference to the Plans, which are attached as Exhibits to this Prospectus/Proxy Statement.

     Each Plan provides that all of the assets of the applicable Acquired Fund will be acquired by Ultra-Short Fund in exchange for Class A shares of Ultra-Short Fund on or about September 27, 2013 or November 15, 2013, or such other date as may be agreed upon by the parties (the “Closing Date”). Prior to the Closing Date, each Acquired Fund will endeavor to discharge all of its known liabilities and obligations.

     At or prior to the Closing Date, each Acquired Fund will declare and pay a distribution or distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (1) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing Date; and (2) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

     The number of full and fractional Class A shares of Ultra-Short Fund to be received by the shareholders of each Acquired Fund will be determined by dividing the net assets of the relevant Acquired Fund by the net asset value of a Class A share of Ultra-Short Fund. These computations will take place as of immediately after the close of business on the New York Stock Exchange on the business day immediately preceding the Closing Date (the “Valuation Date”). The net asset value of the Class A shares will be determined by dividing assets, less liabilities, attributable to Class A shares, by the total number of outstanding Class A shares. The conversion of shares will be effected utilizing a one dollar ($1.00) per share net asset value for each Acquired Fund, so all shareholders will hold shares of Ultra-Short Fund with the same value as they hold immediately prior to the Reorganizations with no material difference.

     Calvert Investment Administrative Services, Inc., the administrator for the Funds, will compute the value of each Acquired Fund’s respective portfolio of securities. The method of valuation employed will be consistent with the Rule 2a-7 procedures set forth in the Prospectus and Statement of Additional Information of each such Fund, Rule 22c-1 under the 1940 Act, and the interpretations of that Rule by the SEC’s Division of Investment Management.

     Immediately after the transfer of its assets to Ultra-Short Fund, each Acquired Fund will liquidate and distribute pro rata to the shareholders as of the close of business on the Closing Date the full and fractional shares of Ultra-Short Fund received by the Acquired Fund. The liquidation and distribution will be accomplished by the establishment of accounts in the names of each Acquired Fund’s shareholders on the share records of Ultra-Short Fund or its transfer agent. Each account will represent the respective pro rata number of full and fractional shares of Ultra-Short Fund due to the Acquired Fund’s shareholders. All issued and outstanding shares of the Acquired Funds will be canceled. The shares of Ultra-Short Fund to be issued will have no preemptive or conversion rights and no share certificates will be issued. After these distributions and the winding up of its affairs, each Acquired Fund will be terminated as a series of the respective Merging Trust.

     The consummation of each Reorganization is subject to the conditions set forth in the applicable Plan, including approval by each Acquired Fund’s shareholders, accuracy of various representations and warranties and receipt of opinions of counsel. Notwithstanding approval of an Acquired Fund’s shareholders, the applicable Plan may be terminated (a) by the mutual agreement of the Acquired Fund and Ultra-Short Fund; (b) by either the Acquired Fund or Ultra-Short Fund if the Reorganization has not occurred on or before December 31, 2013, unless such date is extended by mutual agreement of the Acquired Fund and Ultra-Short Fund; or (c) by either party if the other party materially breaches its obligations under the Plan or made a material and intentional misrepresentation in the Plan or in connection with the Plan.

     If the Acquired Funds’ shareholders do not approve the Reorganizations, the Trustees of the Merging Trusts will consider other possible courses of action in the best interests of the Acquired Funds and their shareholders.

Federal Income Tax Consequences

     The Tax-Free Reorganizations of CSIF Portfolio, Calvert First Government Fund, and CCR Prime Fund (the “Tax-Free Reorganization Funds”) are intended to qualify for federal income tax purposes as tax-free reorganizations under section 368 of the Code. As a condition to the closing of these Reorganizations, the Tax-Free Reorganization Funds will receive an opinion from the law firm of Sullivan & Worcester LLP to the effect that, while not entirely free from doubt, based upon certain facts, assumptions, and representations, the Tax-Free Reorganizations contemplated by their relevant Plans should, for federal income tax purposes, qualify as tax-free reorganizations described in section 368(a) of the Code, and that each Tax-Free Reorganization Fund and Ultra-Short Fund will be “a party to a reorganization,” within the meaning of section 368(b) of the Code.

As a result:

1. No gain or loss will be recognized by Ultra-Short Fund upon the receipt of the assets of a Tax-Free Reorganization Fund solely in exchange for the shares of Ultra-Short Fund;

2. No gain or loss will be recognized by a Tax-Free Reorganization Fund on the transfer of its assets to Ultra-Short Fund in exchange for Ultra-Short Fund’s shares or upon the distribution of Ultra-Short Fund’s shares to a Tax-Free Reorganization Fund’s shareholders in exchange for their shares of the Tax-Free Reorganization Fund;

3. No gain or loss will be recognized by a Tax-Free Reorganization Fund's shareholders upon the exchange of their shares of the Tax-Free Reorganization Fund for shares of Ultra-Short Fund in liquidation of the Tax-Free Reorganization Fund;

4. The aggregate tax basis of the shares of Ultra-Short Fund received by each shareholder of a Tax-Free Reorganization Fund pursuant to a Reorganization will be the same as the aggregate tax basis of the shares of the Tax-Free Reorganization Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of Ultra-Short Fund received by each shareholder of the Tax-Free Reorganization Fund will include the period during which the shares of the Tax-Free Reorganization Fund exchanged therefor were held by such shareholder (provided that the shares of the Tax-Free Reorganization Fund are held as capital assets on the date of the Reorganization); and

5. The tax basis of the assets of a Tax-Free Reorganization Fund acquired by Ultra-Short Fund will be the same as the tax basis of such assets to the Tax-Free Reorganization Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of Ultra-Short Fund will include the period during which the assets were held by the Tax-Free Reorganization Fund.

     The Taxable Reorganization of CTFR Portfolio into Ultra-Short Fund will not qualify as a tax-free reorganization because Ultra-Short Fund has never owned and does not intend to own tax-exempt securities. The transaction will be treated as a taxable sale by CTFR Portfolio of all of its assets for their fair market value. Because of the very short maturities of the assets held by CTFR Portfolio, it is likely that CTFR Portfolio will recognize very little, if any, gain or loss on the sale. Any gain recognized would be taxable to the shareholders of CTFR Portfolio. Any loss could offset gains of CTFR Portfolio but could not be used by shareholders on their personal income tax returns. If there were any difference between the tax basis of a shareholder’s shares of CTFR Portfolio and the value of the Ultra-Short Fund shares received by the shareholder as a consequence of the Taxable Reorganization, the shareholder would have taxable gain or loss.

     Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If a Reorganization is consummated, but does not qualify as a tax-free reorganization under the Code, the Acquired Fund would recognize gain or loss on the transfer of its assets to Ultra-Short Fund and each shareholder of the Acquired Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of Ultra-Short Fund it received.

     Ultra-Short Fund’s utilization after the Reorganizations of any pre-Reorganization losses realized by Ultra-Short Fund to offset income or gain realized by an Acquired Fund could be subject to limitation. Shareholders of the Acquired Funds should consult their tax advisers regarding the effect of the applicable Reorganization in light of their individual circumstances.

Pro Forma Capitalization

     The following table sets forth the capitalization of the Funds as of March 31, 2013, and the capitalization of Ultra-Short Fund on a pro forma basis as of that date, giving effect to the proposed acquisition of the Acquired Funds’ assets at net asset value. ~~The pro forma data~~

~~reflects an exchange ratio of approximately 0.064 Class A shares of Ultra-Short Fund for each share of an Acquired Fund.~~

Capitalization of the Acquired Funds, Ultra-Short Fund and
Ultra-Short Fund (Pro Forma)
		CTFR Portfolio	CSIF Portfolio		Calvert First Government Fund	CCR Prime Fund	Ultra-Short Fund	Adjustments[a]	Ultra-Short Fund (Pro Forma) After Reorganization
Net Assets
(in 000s)
Class A		--	--		--	--	$330,250	$759,645	$1,089,895
Class B		--	--		$801	--	--	($801)	--
Class C		--	--		$2,055	--	--	($2,055)	--
Class I		--	--	-	--	$132,609	--	($132,609)	--
Class O		$403,384	$127,164		$93,632	--	--	($624,180)	--
Class Y		--	--		--	--	$126,961	--	$126,961
Total Net Assets		$403,384	$127,164		$96,488	$132,609	$457,211	--	$1,216,856
Net Asset Value
Per Share
Class A		--	--		--	--	$15.57		$15.57
Class B		--	--		$1.00	--	--
Class C		--	--		$1.00	--	--
Class I		--	--		--	$1.00	--
Class O		$1.00	$1.00		$1.00	--	--
Class Y	-	--	--	-	--	--	$15.61		$15.61
Shares Outstanding
(in 000s)
Class A		--	--		--	--	21,209	48,794	70,003
Class B		--	--		801	--	--	(801)	--
Class C		--	--		2,055	--	--	(2,055)	--
Class I		--	--		--	132,689	--	(132,689)	--
Class O		403,392	127,166		93,617	--	--	(624,175)	--
Class Y		--	--		--	--	8,131	--	8,131
Total Shares		403,392	127,166		96,473	132,689	29,340	(710,926)	78,134
Outstanding

(a) ~~Table reflects~~The adjustments reflect the fact that Class B, Class C, Class I and Class O will convert into Class A shares as a result of the Reorganizations and will not exist following the Reorganization. The adjustments do not include $100,000 of estimated reorganization expenses, which will be paid by the Funds~~. However, the~~ and reimbursed by the Advisor. The Advisor is voluntarily reimbursing expenses of the Acquired Funds to maintain a positive yield, and has contractually agreed to limit direct net annual fund operating expenses for Ultra-Short Fund. Therefore, the reorganization and proxy solicitation costs will effectively be borne by the Advisor.

The pro forma data reflects an exchange ratio of approximately 0.064 Class A shares of Ultra-Short Fund for each share of an Acquired Fund. The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of Ultra-Short Fund at the time of the Reorganizations.

Distribution of Shares

     Calvert Investment Distributors, Inc. (“CID”), an affiliate of the Advisor, serves as the national distributor of the Funds’ shares. CID distributes the Funds’ shares either directly or through securities dealers or agents or bank-affiliated securities brokers. Ultra-Short Fund is authorized to issue two classes of shares: Class A and Class Y. CCR Prime Fund is authorized to issue only Class I shares, CTFR Portfolio and CSIF Portfolio are authorized to issue only Class O shares, and Calvert First Government Fund is authorized to issue Class B, Class C and Class O shares. Each Class has a separate distribution arrangement and bears its own distribution expenses, if any. In the proposed Reorganizations, shareholders of the Acquired Funds will receive Class A shares of Ultra-Short Fund.

Share Classes of Ultra-Short Fund

     Shareholders who purchase Class A shares of Ultra-Short Fund may pay a sales charge at the time of purchase of up to 1.25% of the offering price. A 1.00% contingent deferred sales charge (“CDSC”) may be imposed on certain redemptions within 12 months on purchases by accounts of $250,000 or more on which a finder’s fee has been paid by CID. Class A shares are also subject to ongoing distribution and/or services (12b-1) fees at an annual rate of 0.25% of the Fund’s aggregate average daily net assets attributable to the Class A shares. Class A shares issued to shareholders of Acquired Funds in connection with the Reorganizations will be exempt from any sales charge or CDSC~~.~~, but will be subject to the 12b-1 fees. In addition, those shareholders may purchase additional Class A shares in that same account without paying a sales charge. It is the shareholder’s obligation to inform his or her broker/dealer or Calvert of the availability of this exemption at the time of any such purchase.

     Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CID to offer Class Y shares to their clients. If you are eligible to purchase and do purchase Class Y shares, you will pay no initial or deferred sales charge at any time. Class Y shares also do not pay any distribution and/or services (12b-1) fees. Although a description of Ultra-Short Fund’s Class Y shares is provided here for informational purposes, Class Y shares are not relevant to Acquired Fund shareholders in deciding whether or not to approve any Reorganization.

Share Classes of Acquired Funds

     Class I shares are subject to a minimum purchase of $1,000,000 to open an account. If you are eligible to purchase and do purchase Class I shares, you will pay no initial or deferred sales charge at any time. Class I shares also do not pay any distribution and/or services (12b-1) fees.

     Class O shares are sold with no initial sales charge at the time of purchase and no deferred sales charge when they are redeemed. Class O shares also do not pay any distribution and/or services (12b-1) fees.

     Class B shares may be purchased only by exchange from Class B shares of another Calvert Fund. Class B shares are sold without a front-end sales charge and are subject to a 5.00% CDSC upon redemption, determined in accordance with the CDSC schedule of the original fund. For purposes of calculating the CDSC that you may pay when you dispose of any Class B shares, the length of time you held shares in the original fund will be added to the length of time you hold shares in the Acquired Fund. Class B shares are also subject to an ongoing distribution and/or services (12b-1) fee at an aggregate annual rate of up to 1.00% of the applicable fund’s aggregate average daily net assets attributable to Class B shares. Class B shares will automatically convert to Class O shares according to the conversion schedule of the Class B shares of the original fund. The shares so converted will no longer be subject to the higher expenses borne by Class B shares.

     Class C shares may be purchased only by exchange from Class C shares of another Calvert Fund. Class C shares are sold without a front-end sales charge and are subject to a 1.00% CDSC if such shares are redeemed within one year of purchase of the Class C shares in the original fund. For purposes of calculating the CDSC that you may pay when you dispose of any Class C shares, the length of time you held shares in the original fund will be added to the length of time you hold shares in the Acquired Fund. Class C shares are also subject to an ongoing distribution and/or services (12b-1) fee at an aggregate annual rate of up to 1.00% of the applicable fund’s aggregate average daily net assets attributable to Class C shares. Class C shares do not convert to any other class of shares.

     In connection with the Reorganizations, no sales charges are imposed. More detailed descriptions of the Class A and Class Y shares of Ultra-Short Fund and the distribution arrangements applicable to these classes of shares are contained in the Prospectus and Statement of Additional Information relating to Ultra-Short Fund.

Purchase and Redemption Procedures

     Information concerning applicable sales charges and distribution-related fees is provided above. ~~Investments in the Funds are not insured.~~ For information about minimum purchase requirements, see “How to Buy Shares” in the Funds’ Prospectuses. Each Fund, subject to certain restrictions, provides for telephone or mail redemption of shares at net asset value, less any applicable CDSC, as next determined after receipt of a redemption order on each day the New York Stock Exchange is open for trading. Each Fund reserves the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of that Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). Additional information concerning purchases and redemptions of shares, including how each Fund's net asset value is determined, is contained in the Funds’ Prospectuses. All investments are invested in full and fractional shares. The Funds reserve the right to reject any purchase order.

Exchange Privileges

     The Funds currently offer shareholders identical exchange privileges. Shareholders in any Fund may exchange shares from that Fund to another Fund or another Calvert mutual fund at no charge. Shares may only be exchanged for shares of the same class of another Calvert Fund and must satisfy the minimum investment amount for that fund.

     Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice. Additional information concerning the Funds’ exchange privileges is contained in the Funds’ Prospectuses.

Check Writing Privileges

     Effective as of August 31, 2013, the checkwriting service that is currently available to the Acquired Funds’ shareholders will be terminated. After August 31, 2013, checkwriting will not be a service that is offered by any Fund (or any other Calvert mutual fund) and any checks that are written on an Acquired Fund will be returned to the applicable shareholder unpaid. Accordingly, Acquired Fund shareholders who require this service after August 31, 2013 should consider other options, such as transitioning to an account at another financial institution that offers checkwriting services.

     CID is no longer accepting and processing orders for new checks. Acquired Fund shareholders who do not have an adequate supply of checks may add electronic funds transfer capability to the account to redeem shares, as described in more detail in the applicable Acquired Fund prospectus.

New Accounts and New Purchases of Acquired Fund Shares

     Acquired Fund shareholders may continue to purchase shares of an Acquired Fund until the day prior to the applicable Reorganization, but the Acquired Funds were closed to new investors as of June 6, 2013. New account applications seeking to purchase Acquired Fund shares will no longer be processed and any purchase money will be returned to the party attempting to open the account. Acquired Fund shareholders who hold their shares in a non-retirement account should consider taking steps to terminate any automatic purchases of money market shares to ensure that they will receive those funds in a timely manner following the consummation of the applicable Reorganization.

Market Timing Policy

     The Boards of the Trusts have adopted policies and procedures in an effort to detect and prevent frequent or short-term trading (“market timing”) in the Funds. The market timing policies and procedures do not apply to any of the Acquired Funds. Ultra-Short Fund charges a 2% redemption fee on redemptions, including exchanges, within seven days of purchase into the Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy. ~~Under certain circumstances,~~If a financial intermediary that distributes shares of a Fund ~~may be~~has been authorized by Fund management to apply its own redemption fee policy~~. In the event of any such authorization~~, shareholders who hold their Fund shares through an account at that financial intermediary should contact the intermediary ~~through which the Fund shares are held~~ for more information on the redemption fee policy that applies to those shares.

     Each Fund or its agent at its discretion may reject any part of any purchase or exchange request (purchase side only) it believes to be market timing. CID monitors cash flows in each Fund to help detect market timing, but there is no guarantee that it will detect or prevent market timing activity.

Dividend Policy

     Dividends for the Acquired Funds are accrued daily and paid monthly; Ultra-Short Fund will pay dividends from net investment income on a monthly basis. The Funds distribute net realized capital gains, if any, at least annually.

     All dividends and distributions of the Funds are paid in additional shares of the respective Fund unless a shareholder has elected to receive distributions in cash. See the Funds’ Prospectuses for further information concerning dividends and distributions.

     Each Fund has qualified, and Ultra-Short Fund intends to continue to qualify, to be treated as a regulated investment company under the Code. To remain qualified as a regulated investment company, a Fund must distribute 90% of its taxable and tax-exempt income and diversify its holdings as required by the 1940 Act and the Code. While so qualified, so long as each Fund distributes all of its net investment company taxable and tax-exempt income and any net realized gains to its shareholders, it is expected that a Fund will not be required to pay any federal income taxes on the amounts distributed to its shareholders.

COMPARATIVE INFORMATION ON SHAREHOLDERS’ RIGHTS

Form of Organization

     The Acquired Funds and Ultra-Short Fund are separate series of the Trusts, each of which is an open-end management investment company registered with the SEC under the 1940 Act that is organized as a Massachusetts business trust. Each Trust is governed by its Declaration of Trust and By-Laws, Board of Trustees, Massachusetts law, and federal law. Each Trust is organized as a “series company” as that term is used in Rule 18f-2 under the 1940 Act. The series of the Trusts currently consist of the following: Calvert Tax-Free Reserves currently consists of CTFR Portfolio and one other mutual fund; Calvert Social Investment Fund currently consists of CSIF Portfolio and seven other mutual funds; Calvert First Government Fund is the only series of the First Variable Rate Fund for Government Income; CCR Prime Fund is the only series of Calvert Cash Reserves; and The Calvert Fund currently consists of Ultra-Short Fund and five other mutual funds.

Capitalization

     The beneficial interests in each Trust are represented by an unlimited number of transferable shares of beneficial interest, without par value, of one or more series. The Declaration of Trust of each Trust permits the Trustees to allocate shares into one or more series, and classes thereof, with rights determined by the Trustees, all without shareholder approval. Fractional shares may be issued by each Fund.

     Shares of the classes of each Fund represent an equal pro rata interest in the Fund and generally have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees. Shareholders of each Fund are entitled to receive dividends and other amounts as determined by the Trustees. Shareholders of each Fund vote separately, by Fund, as to matters, such as changes in fundamental investment restrictions, that affect only their particular Fund. Shareholders of each Fund vote by class as to matters, such as approval of or amendments to Rule 12b-1 distribution plans, that affect only their particular class.

Shareholder Liability

     Shareholders of each Trust as shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable under the applicable state law for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of shareholder liability and permits notice of such disclaimer to be given in each agreement entered into or executed by the Trust or the Trustees or officers of the Trust, as applicable. Each Trust’s Declaration of Trust also provides for shareholder indemnification out of the assets of the Trust.

Shareholder Meetings and Voting Rights

     The Trusts, on behalf of the Funds, are not required to hold annual meetings of shareholders. However, a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee must be called when requested in writing by the holders of at least 10% of the outstanding shares of a Trust. None of the Trusts currently intends to hold regular shareholder meetings. Cumulative voting is not permitted in the election of Trustees of a Trust.

     Except when a larger quorum is required by applicable law or the applicable governing documents, each Trust requires 25% of the shares entitled to vote to constitute a quorum for consideration of a matter at a shareholders’ meeting. When a quorum is present at a meeting, a majority (greater than 50%) of the shares voted is sufficient to act on a matter and a plurality of the shares voted is required to elect a Trustee (unless otherwise specifically required by the applicable governing documents or other law, including the 1940 Act).

     A Trustee of a Trust may be removed at a meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust, or by the vote of two-thirds of the number of Trustees prior to removal.

     Under each Trust’s Declaration of Trust, each shareholder is entitled to one vote for each share owned by such shareholder and each fractional share is entitled to a proportionate fractional vote.

Liquidation

     In the event of the liquidation of a Trust, a Fund, or a class of shares, the shareholders are entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to the Trust, the Fund or attributable to the class over the liabilities belonging to the Trust, the Fund or attributable to the class. The assets so distributable to shareholders will be distributed among the shareholders in proportion to the dollar value of shares of such Fund or class of the Fund held by them on the date of distribution.

Liability and Indemnification of Trustees

     A current or former member of the Board of Trustees of a Trust who is a party, or threatened to be made a party, to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of his or her service as a Trustee may be indemnified against expenses, judgments, penalties, fines and amounts paid in settlement incurred in connection with such action, suit or proceeding if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Trust, and with respect to a criminal action or proceeding, had no reasonable cause to believe the conduct was unlawful. A Trustee may not be indemnified against any liabilities to the applicable Trust or its shareholders if he or she has been adjudged to have engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office unless a court determines that indemnification is proper in view of the circumstances of the case. In the absence of such an adjudication and court determination, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither “interested persons” of the applicable Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

     The foregoing is only a summary of certain characteristics of the operations of the Declaration of Trust and By-Laws of the Trusts, and Massachusetts and federal law, and is not a complete description of those documents or law. Shareholders should refer to the provisions of such Declarations of Trust, By-Laws and Massachusetts and federal law, as applicable, directly for more complete information.

INFORMATION CONCERNING THE MEETING AND VOTING REQUIREMENTS

     This Prospectus/Proxy Statement is being sent to shareholders of each Acquired Fund in connection with a solicitation of proxies by the Trustees of each Merging Trust, to be used at the joint Special Meeting of Shareholders (the “Meeting”) to be held at 9:00 a.m. Eastern time, September 20, 2013, in the Tenth Floor Conference Room of Calvert Investments, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, and at any adjournments thereof. This Prospectus/Proxy Statement, along with a Notice of the Meeting and a proxy card, is first being mailed to shareholders of the Acquired Funds on or about August 9, 2013.

     The Board of Trustees of each Merging Trust has fixed the close of business on July 22, 2013 as the record date (the “Record Date”) for determining the shareholders of the Acquired Funds entitled to receive notice of the Meeting and to vote, and for determining the number of shares for which voting instructions may be given, with respect to the Meeting or any adjournment thereof.

     In voting for a Plan, each shareholder is entitled to one vote for each share owned by such shareholder and each fractional share is entitled to a proportionate fractional vote.

     Proxies may be revoked by mailing a notice of revocation to the Secretary of the Merging Trust at the address set forth on the cover page of this Prospectus/Proxy Statement, by executing a superseding proxy by telephone or through the Internet, or by attending the Meeting and voting your shares in person and giving oral notice of revocation to the Chairman of the Meeting. However, attendance in person at the Meeting, by itself, will not revoke a previously tendered proxy. Unless revoked, all valid proxies will be voted in accordance with the specifications thereon or, in the absence of such specifications, FOR approval of the Plan and the Reorganization contemplated thereby.

     If you wish to participate in the Meeting, you may vote through the Internet or by telephone, submit the proxy card included with this Prospectus/Proxy Statement, or attend in person. Guidelines on voting by telephone, through the Internet, by mail or in person at the Meeting appear on the enclosed proxy card.

     If the enclosed proxy card is properly executed and returned in time to be voted at the Meeting, the proxies named thereon will vote the interests represented by the proxy card in accordance with the instructions marked on the returned proxy card. Proxy cards that are properly executed and returned but are not marked with voting instructions will be voted FOR the Plan and FOR any other matters deemed appropriate.

     Twenty-five percent (25%) of the outstanding voting shares of an Acquired Fund must be present in person or by proxy to constitute a quorum for the Meeting. Approval of each Plan will require approval of the shares as mandated under the 1940 Act, which is the lesser of: (1) approval by 67% or more of the votes present at the meeting if the holders of more than 50% of the outstanding votes are present; or (2) approval by more than 50% of the outstanding voting securities.

     The inspectors of election will treat abstentions and "broker non-votes" (i.e., shares held by brokers or nominees, typically in "street name", as to which (1) instructions have not been received from the beneficial owners or persons entitled to vote and (2) the broker or nominee does not have discretionary voting power on a particular matter) of shares represented at the Meeting as present for purposes of determining a quorum. In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may "affect substantially" a shareholder's rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. As a result, these shares also will be treated as broker non-votes for purposes of proposals that may "affect substantially" a shareholder's rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Meeting). Abstentions and broker non-votes will be treated as shares voted against the Plan.

     In addition to the proxy solicitation enclosed with this Prospectus/Proxy Statement, representatives of the Trust may solicit proxies by mail, telephone, facsimile, Internet or personal contact. Computershare Fund Services, Inc. has been engaged to assist in the distribution and tabulation of proxies and to assist in the solicitation of proxies. The costs of solicitation and the expenses incurred in connection with preparing this Prospectus/Proxy Statement and its enclosures will be paid by the Funds, although the costs are expected to be borne by the Advisor due to its voluntary expense reimbursement to the Acquired Funds to maintain a positive yield, and its contractual agreement to limit direct net annual fund operating expenses for Ultra-Short Fund. The anticipated cost of this proxy solicitation, including expenses, is approximately $100,000.

     If shareholders of all Acquired Funds do not vote to approve the ~~Plan~~Plans, the Trustees of the Trust will consider other possible courses of action in the best interests of Acquired Fund and its shareholders. ~~If sufficient votes to approve the~~Approval of the corresponding Reorganization by shareholders of Calvert First Government Fund is contingent on Class O shareholders approving the 12b-1 Plan that applies to Class A shares of Ultra-Short Fund, as described in the section “Information About The Distribution Plan Under Rule 12b-1” below. If sufficient votes to approve a Plan are not received, the persons named as proxies may propose one or more adjournments of the Meeting to permit further solicitation of voting instructions. If a quorum is present, and an adjournment is proposed, the persons named as proxies will vote those proxies which they are entitled to vote FOR the proxy proposal in favor of such an adjournment and will vote those proxies required to be voted AGAINST the proxy proposal against any such adjournment. A shareholder vote may be taken prior to adjournment of the Meeting on the applicable proxy proposal in this Prospectus/Proxy Statement if sufficient votes have been received and it is otherwise appropriate. Any adjournment will require an affirmative vote of a majority of those shares represented at the Meeting in person or by proxy.

     A shareholder of an Acquired Fund who objects to ~~the~~a proposed Reorganization as set forth in the relevant Plan will not be entitled under either Massachusetts law or the Declaration of Trust of the Merging Trust to demand payment for, or an appraisal of, his or her shares. However, shareholders should be aware that any Reorganization as proposed is not expected to result in recognition of gain or loss to shareholders for federal income tax purposes. In addition, if the Reorganizations are consummated, shareholders will be free to redeem the shares of Ultra-Short Fund that they receive in the transaction at their then-current net asset value. Shares of an Acquired Fund may be redeemed ~~at~~on any ~~time~~day prior to the Reorganization. Shareholders of an Acquired Fund may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares in the Reorganization. In either case, the value received by shareholders of an Acquired fund will not be materially different because both transactions will be processed at a $1.00 NAV.

     The Trusts do not hold annual shareholder meetings. If ~~the~~a Plan is not approved, shareholders wishing to submit proposals to be considered for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the relevant Merging Trust at the address set forth on the cover of this Prospectus/Proxy Statement. Proposals must be received a reasonable time prior to the date of any such meeting of shareholders to be considered for inclusion in the proxy materials for such meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent shareholders’ meeting will vote in their discretion with respect to any proposal deferred to a later shareholders’ meeting because it was submitted on an untimely basis.

     The votes of the shareholders of Ultra-Short Fund are not being solicited by this Prospectus/Proxy Statement and are not required to carry out the Reorganizations.

Shareholder Information

The shareholders of the Acquired Funds at the close of business on the Record Date will be entitled to be present and vote at the Meeting with respect to shares of the relevant Acquired Fund owned as of the Record Date.  As of the Record Date, the total number of shares of the Acquired Funds outstanding was as follows:

Number of Shares
CTFR Portfolio Class O CSIF Portfolio Class O Calvert First Government Fund Class B Class C Class O CCR Prime Fund Class I	332,803,149.273 104,828,431.447 719,293.454 2,018,847.308 80,973,164.107 133,752,156.660

As of the Record Date, the officers and Trustees of each Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of any Fund.

Control Persons and Principal Holders of Securities

To the knowledge of the applicable Trust, as of the Record Date the beneficial owners or record owners of more than 5% of the shares of the Funds were as follows:

CTFR Portfolio
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
No shareholder owned of record or beneficially 5% or more of the outstanding voting securities of the Portfolio.

CSIF Portfolio
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
JPMorgan Chase Bank, Trustee/Custodian FBO The Retirement Plans for which TIAA-CREF acts as Recordkeeper New York, New York	O	5,854,596.23	5.58%	N/A

Calvert First Government Fund
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
IRA Joan Flynn Bennington, VT	B	86,356.45	12.01% of Class B	N/A
Audrey B. Snyder Millstone, MJ	B	78,318.34	10.89% of Class B	N/A
American Enterprise Investment Services FBO #41999970 Minneapolis, MN	B	70,374.20	9.78% of Class B	N/A
Arthur Verne McArthur Springfield, MA	B	60,141.69	8.36% of Class B	N/A
Curt A. Karbum Ventura, CA	B	54,474.78	7.57% of Class B	N/A
First Clearing LLC St. Louis, MO	C	374,441.13	18.55% of Class C	N/A
IRA Mary Lou Amenta Bolton, CT	C	147,330.51	7.30% of Class C	N/A
Terrence A. Cornelius Seattle, WA	C	128,332.57	6.36% of Class C	N/A

CCR Prime Fund
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
Union Central Life Insurance Co. Separate Account G Lincoln, NE	I	63,849,797.73	47.74%	N/A
Ameritas Life Insurance Corp. Separate Account G Lincoln, NE	I	22,993,794.99	17.19%	N/A
Calvert Investment Management, Inc. Attn: Corporate Accounting Bethesda, MD	I	16,903,972.80	12.64%	N/A
Working Assets Funding Services Attn: Finance Department San Francisco, CA	I	15,980,686.29	11.95%	N/A

Union Central Life Insurance Co. is domiciled in Nebraska.  The company is an affiliate of CCR Prime Fund’s Advisor and principal underwriter.  Union Central Life Insurance Co. is a subsidiary of Ameritas Life Insurance Corp., which is in turn a subsidiary of Ameritas Holding Company.  Ameritas Holding Company is a subsidiary of Ameritas Mutual Holding Company.

Ultra-Short Fund
Name and Address	Class	No. of Shares	% of Class of Shares of Portfolio Before Reorganization	% of Class of Shares of Portfolio After Reorganization
Union Central Life Insurance Co. Separate Account G Lincoln, NE	A	4,108,738.593	N/A	6.09%
UBS WM USA Weehawken, NJ	A	58,639,953.23	14.89% of Class A	5.59%
American Enterprise Investment Services FBO Account X Minneapolis, MN	A	57,285,434.03	14.54% of Class A	5.46%
Charles Schwab & Co., Inc. Reinvest Account San Francisco, CA	A	36,440,724.79	9.25% of Class A	3.47%
MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	A	22,583,044.15	5.73% of Class A	2.15%
MLPF&S For the Sole Benefit of its Customers Jacksonville, FL	Y	35,132,294.73	29.74% of Class Y	29.74% of Class Y
National Financial Service Corp. For the Exclusive Benefit of Our Customer Attn: Mutual Funds Department New York, NY	Y	20,858,893.04	17.66% of Class Y	17.66% of Class Y
Charles Schwab & Co., Inc. Reinvest Account San Francisco, CA	Y	20,721,550.32	17.54% of Class Y	17.54% of Class Y
First Clearing, LLC Special Custody Acct for the Exclusive Benefit of Customers Saint Louis, MO	Y	13,531,376.40	11.46% of Class Y	11.46% of Class Y
LPL Financial San Diego, CA	Y	7,653,967.73	6.48% of Class Y	6.48% of Class Y

SHAREHOLDER INFORMATION FOR ULTRA-SHORT FUND

     The discussion in this section reflects information that currently applies to Ultra-Short Fund and that, as of the date of this Prospectus/Proxy Statement, is expected to apply to Ultra-Short Fund following the consummation of each Reorganization.

How Shares Are Priced

     The price of shares is based on Ultra-Short Fund’s net asset value (NAV). NAV is computed by adding the value of the Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

     The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (normally 4 p.m. ET). The Fund is open for business each day the NYSE is open.

     Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term debt securities of sufficient credit quality that will mature in 60 days or less may be valued at amortized cost, which approximates fair value.

     Under the oversight of the Board of Trustees and pursuant to the Fund’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

     In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to the Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

     The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

     The Fund may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Fund does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund’s shares may change on days when you will not be able to buy or sell your shares.

When Your Account Will Be Credited

     Your purchase will be processed at the next NAV calculated after your request is received in good order and accepted. This means that your request must include (i) the Fund name and account number, (ii) the amount of the transaction (in dollars or shares), (iii) signatures of all owners exactly as registered on the account (for mail requests); (iv) signature guarantees (if required); (v) any supporting legal documentation that may be required; and (vi) any outstanding certificates representing shares to be redeemed.

     All of your purchases must be made in U.S. dollars. No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). These procedures apply only to new purchases and do not apply to the Ultra-Short Fund shares that would be issued upon consummation of each Reorganization.

Dividends, Capital Gains and Taxes

     The Fund pays dividends from its net investment income on a monthly basis. Net investment income consists of interest income and dividends declared and paid on investments,

less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Federal Taxes

     In January, the Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

     You may realize a capital gain or loss when you sell or exchange Fund shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the Fund shares which were sold. In January, if you have sold Fund shares, the Fund will mail to you Form 1099-B indicating the total proceeds of all such sales, including exchanges. If you sell Fund shares that were purchased after 2011, Calvert will also provide you with the cost (basis) of those shares.

Other Tax Information

     In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

How to Sell Shares

     You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the transfer agent is reasonably satisfied that the purchase payment has been collected.

     Your Fund shares will be redeemed at the next NAV calculated after the redemption request is received by the transfer agent in good order (less any applicable CDSC and/or redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call. The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-

in-kind transfers the transaction costs associated with redeeming the security from the Fund to the shareholder. The shareholder will also bear any market risks associated with the security until the security can be sold. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.

Exchanges

     Calvert offers a wide variety of investment options that includes common stock funds and tax-exempt and corporate bond funds (call your financial professional or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

     Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

     Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

     Shares may only be exchanged for shares of the same class of another Calvert Fund; except that Class A shares of a Fund may be exchanged for Class Y shares of another Fund (no sales charges or other charges will apply to any such exchange), if offered by the Fund, provided you meet the Fund’s eligibility requirements for purchasing Class Y shares.

     An exchange must satisfy the minimum investment amount for that Calvert Fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

     No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

     The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

INFORMATION ABOUT THE DISTRIBUTION PLAN UNDER RULE 12B-1

     If the Reorganizations are approved, Acquired Fund shareholders would then hold Class A shares of Ultra-Short Fund, which are subject to 12b-1 fees. Under the Distribution Plan under Rule 12b-1 (“Rule 12b-1 Plan”), Class A shares of Ultra-Short Fund are subject to an ongoing distribution and shareholder servicing fee at an annual rate of 0.25% of the average daily net assets. This fee will be paid by the Fund to compensate Calvert Investment Distributors, Inc. (“CID”), as the principal underwriter and distributor of the Fund’s shares, for services rendered and expenses borne in connection with activities primarily intended to result in the sale of shares of the Fund. Because these fees are paid out of the assets of Ultra-Short Fund on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. However, the Advisor has contractually agreed to limit direct net annual operating expenses of Ultra-Short Fund through January 31, 2016, and has also contractually agreed to provide an additional expense reimbursement to the Ultra-Short Fund for the period commencing on the first date on which any Reorganization closes through September 30, 2014.

     Shareholders of Class O shares of CTFR Portfolio, CSIF Portfolio, and Calvert First Government Fund, and Class I shares of CCR Prime Fund do not pay 12b-1 fees, so, if the Reorganizations are consummated, those shareholders will pay more in 12b-1 fees. As CTFR Portfolio, CSIF Portfolio and CCR Prime Fund have only one share class, a vote to approve the related Reorganization will also effectively be a vote to approve Ultra-Short Fund’s 12b-1 Plan. Class O shareholders of Calvert First Government Fund will be asked to separately approve the 12b-1 fees in connection with the corresponding Reorganization because Class O is the only class of Calvert First Government Fund that will pay more in 12b-1 fees if that Reorganization is consummated. The approval of Ultra-Short Fund’s 12b-1 Plan by Class O shareholders of Calvert First Government Fund is a necessary prerequisite for the consummation of the corresponding Reorganization.

Background

     Subject to shareholder approval of the Reorganizations, Acquired Fund shareholders will receive Class A shares of Ultra-Short Fund, which are subject to 12b-1 fees. Rule 12b-1 under the 1940 Act prohibits a mutual fund from engaging directly or indirectly in financing any activity which is primarily intended to result in the sale of the mutual fund’s shares unless the mutual fund does so in accordance with the terms and conditions set forth in the Rule. Rule 12b-1 requires any mutual fund bearing distribution expenses to adopt a written plan. A Rule 12b-1 plan must initially be approved by the board of trustees of a mutual fund, including a majority of the disinterested directors. A Rule 12b-1 plan must also be approved by the affirmative vote of a majority of outstanding voting securities if it is adopted after any public offering of the mutual fund’s voting securities. The Rule 12b-1 Plan requires that the Trustees be provided, and that they review, on at least a quarterly basis, a written report describing the amounts expended under the Rule 12b-1 Plan and the purposes for which such expenditures were made.

Summary of the Rule 12b-1 Plan

     Pursuant to the Rule 12b-1 Plan, Ultra-Short Fund compensates CID under the Distribution Agreement from assets attributable to the Fund’s shares for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Fund’s shares. It is anticipated that a portion of the amounts received by CID will be used to defray various distribution costs incurred or paid by CID, including those related to (i) printing and mailing, to prospective shareholders, Fund prospectuses and statements of additional information and any supplements thereto, shareholder reports, sales literature and other relevant material, (ii) advertising and public relations, and (iii) holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Fund shares. CID may also use a portion of the amounts received to pay service fees to persons (such as your financial professional) for services provided to shareholders. The Ultra-Short Fund may pay annually up to 0.50% of its average daily net assets as compensation for these activities. Ultra-Short Fund makes quarterly payments to CID for these activities and CID may use some or all of those payments to pay the fees of, or reimburse the expenses incurred by, other entities that distribute Ultra-Short Fund shares and provide services to Ultra-Short Fund shareholders.

     The Rule 12b-1 plan provides that any person authorized to direct the disposition of monies paid or payable by the shares of the Fund pursuant to the Plan or any related agreement must provide to the Trustees, and the Trustees must review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

     The Rule 12b-1 Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Fund’s Board, and of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plan. In addition, the Rule 12b-1 Plan may be terminated at any time, without penalty, by vote of a majority of the outstanding shares of Ultra-Short Fund or by vote of a majority of the Independent Trustees. The Rule 12b-1 Plan also provides that it may not be amended to increase the fee over 0.50% of average daily net assets annually that may be spent for distribution of the Fund’s shares without the approval of shareholders.

     The Fund’s Distribution Agreement will remain in effect from year to year provided the Distribution Agreement’s continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or “interested persons” (as defined in the 1940 Act) of the Fund and, if applicable, who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund.

Required Vote

     Approval of the Rule 12b-1 Plan for Class O shares of Calvert First Government Fund requires the approval of a majority of its Class O shareholders as mandated under the 1940 Act, which is the lesser of: (1) approval by 67% or more of the Class O share votes present at the meeting if the holders of more than 50% of the outstanding Class O share votes are present; or (2) approval by more than 50% of the outstanding Class O shares. The approval of Ultra-Short

Fund’s 12b-1 Plan by Class O shareholders of Calvert First Government Fund is a necessary prerequisite for the consummation of that Reorganization.

FINANCIAL STATEMENTS AND EXPERTS

     The Annual Reports to shareholders of each of CTFR Portfolio and Calvert First Government Fund, in each case for the period ended December 31, 2012, and the Annual Reports to shareholders of CSIF Portfolio, CCR Prime Fund and Ultra-Short Fund, in each case for the period ended September 30, 2012, as well as the financial statements and financial highlights for the period indicated therein, have been incorporated by reference herein and into the Registration Statement in reliance upon the reports of KPMG LLP, independent accountants to each Portfolio, incorporated by reference herein, and upon the authority of such firm as experts in accounting and auditing.

     The unaudited Semi-Annual Reports of CSIF Portfolio, CCR Prime Fund and Ultra-Short Fund, in each case for the six-month period ended March 31, 2013, have also been incorporated by reference herein.

LEGAL MATTERS

     Certain legal matters concerning the issuance of shares of Ultra-Short Fund will be passed upon by the law firm of Sullivan & Worcester LLP.

ADDITIONAL INFORMATION

     Each Trust is subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith files reports and other information including proxy material and charter documents with the SEC. These items can be inspected and copied at the Public Reference Facilities maintained by the SEC at 100 F Street, N.E., Washington, D.C. 20549, and at the SEC’s Chicago Regional Office located at 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604 and the SEC’s New York Regional office located at 3 World Financial Center, Suite 400, New York, New York 10281. Copies of such materials can also be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549.

OTHER BUSINESS

     The Trustees of the Merging Trusts do not intend to present any other business at the Meeting. If, however, any other matters are properly brought before the Meeting, the persons named in the accompanying form of proxy will vote thereon in accordance with their judgment.

THE TRUSTEES OF EACH MERGING TRUST, INCLUDING THE INDEPENDENT TRUSTEES, RECOMMEND APPROVAL OF THE RELEVANT PLAN AND ANY UNMARKED PROXY CARDS WILL BE VOTED IN FAVOR OF APPROVAL OF THE RELEVANT PLAN.

THE TRUSTEES OF CALVERT FIRST GOVERNMENT FUND, INCLUDING THE INDEPENDENT TRUSTEES, ALSO RECOMMEND APPROVAL OF THE ULTRA-SHORT FUND RULE 12B-1 PLAN BY CLASS O SHAREHOLDERS OF THAT FUND.

     TO ENSURE THE PRESENCE OF A QUORUM AT THE MEETING, PLEASE PROMPTLY CAST YOUR VOTE ON THE INTERNET, BY TELEPHONE OR BY MARKING, DATING, EXECUTING AND MAILING THE ENCLOSED PROXY CARD. A PRE-ADDRESSED POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

July 23, 2013

EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of July 23, 2013, is between Calvert Tax-Free Reserves (the “Merging Trust”), on behalf of Calvert Money Market Portfolio (the “Merging Portfolio”), and The Calvert Fund (the “Acquiring Trust”), on behalf of Calvert Ultra-Short Income Fund (the “Acquiring Portfolio”).

This Agreement and Plan of Reorganization (the "Agreement" or "Plan") is intended to be and is adopted as a plan of reorganization and liquidation. The reorganization and liquidation will consist of the transfer of all of the assets of the Merging Portfolio to the Acquiring Portfolio in exchange for common stock of the Acquiring Portfolio, and the distribution of the Acquiring Portfolio’s shares to the shareholders of the Merging Portfolio in complete liquidation of the Merging Portfolio, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1. SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the Merging Portfolio shareholders shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement. The Acquiring Portfolio shall furnish to the Merging Portfolio such data and information as shall be reasonably requested by the Merging Portfolio for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2. REORGANIZATION

(a) Plan of Reorganization. The Merging Portfolio will convey, transfer, and deliver to the Acquiring Portfolio all of the then-existing assets and property of the Merging Portfolio including without limitation, all cash, securities, and futures interests and dividends or interests receivable that are owned by the Merging Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Merging Portfolio at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, the Acquiring Portfolio agrees at the Closing to deliver to the Merging Portfolio, in exchange for the assets, the number of full and fractional shares of common stock of the Acquiring Portfolio (the “Acquiring Portfolio Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of the Acquiring Portfolio Shares to be issued shall be determined by dividing the per share net asset value of the Merging Portfolio shares (rounded to the nearest millionth) by the net asset value per share of the Acquiring Portfolio (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of the Merging Portfolio as of the close of business on the Closing date (the “Closing Date”). It is expressly agreed that there will be no sales charge to the Merging Portfolio, or to any of the shareholders of the Merging Portfolio upon distribution of the Acquiring Portfolio Shares to them.

(b) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i) the latest of (x) the satisfaction of all representations and warranties contained herein, (y) receipt of all necessary regulatory approvals, and (z) the final adjournment of the meeting of shareholders of the Merging Portfolio at which the Plan will be considered, or

(ii) such later date as the parties may mutually agree.

(c) On or as soon as practicable prior to the Closing Date, the Merging Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

3. VALUATION OF NET ASSETS

(a) The value of the Merging Portfolio’s assets to be transferred to the Acquiring Portfolio under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in the Merging Portfolio’s prospectus.

(b) The net asset value per share of the Acquiring Portfolio Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by the Acquiring Portfolio’s Controller using the same valuation procedures as set forth in the Acquiring Portfolio’s prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of the Merging Portfolio’s net assets, using the valuation procedures as set forth in the Merging Portfolio's prospectus, to be transferred to the Acquiring Portfolio pursuant to Section 2 of this Agreement, certified by the Controller of the Merging Portfolio, shall be furnished by the Merging Portfolio to the Acquiring Portfolio at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of the Acquiring Portfolio Shares pursuant to Section 2 of this Agreement, certified by the Controller of the Acquiring Portfolio, shall be furnished by the Acquiring Portfolio to the Merging Portfolio at the Closing.

In the event that on the Valuation Date: (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Merging Portfolio (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of an officer of the Merging Trust and an officer of the Acquiring Trust, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Merging Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

The Acquiring Trust, on behalf of the Acquiring Portfolio, and the Merging Trust, on behalf of the Merging Portfolio, agree to use commercially reasonable efforts to resolve, prior to the Valuation Date, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Portfolio and the Merging Portfolio.

4. LIQUIDATION AND DISSOLUTION

(a) As soon as practicable after the Closing Date, the Merging Portfolio will distribute pro rata to Merging Portfolio shareholders of record as of the close of business on the Closing Date the Acquiring Portfolio Shares received by the Merging Portfolio pursuant to Section 2(a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of the Acquiring Portfolio in the names of each such shareholder of the Merging Portfolio, representing the respective pro rata number of full and fractional Acquiring Portfolio Shares due to each. No such shareholder accounts shall be established by the Acquiring Portfolio or the transfer agent for the Acquiring Portfolio except pursuant to written instructions from the Merging Portfolio, and the Merging Portfolio agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Merging Portfolio shareholder a pro rata share of the number of the Acquiring Portfolio Shares received pursuant to Section 2(a) of this Agreement.

(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by the Acquiring Portfolio or its transfer agent to each shareholder of the Merging Portfolio receiving such distribution of the Acquiring Portfolio Shares informing such shareholder of the number of the Acquiring Portfolio Shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Share certificates representing the Acquiring Portfolio Shares shall not be issued in connection with the Reorganization. Ownership of the Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent.

(d) As promptly as is practicable after the liquidation of the Merging Portfolio, and in no event later than 12 months from the date of this Agreement, the Merging Portfolio shall be terminated pursuant to the provisions of the Plan and the By-Laws and Declaration of Trust of the Merging Trust.

(e) Immediately after the Closing Date, the share transfer books of the Merging Portfolio shall be closed and no transfer of shares shall thereafter be made on those books.

5. DECLARATION OF TRUST AND BY-LAWS

(a) Declaration of Trust. The Declaration of Trust of the Acquiring Trust, which governs its series, in effect at the Effective Time of the Reorganization, shall continue to be the Declaration of Trust of the Acquiring Trust until the same shall thereafter be amended or repealed in accordance with its terms or applicable law.

(b) By-Laws. The By-Laws of the Acquiring Trust, which govern its series, in effect at the Effective Time of the Reorganization, shall continue to be the By-Laws of the Acquiring Trust until the same shall thereafter be amended or repealed in accordance with the terms of the Acquiring Trust’s By-Laws or Declaration of Trust or applicable law.

6. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING PORTFOLIO

(a) Organization, Existence, etc. The Acquiring Portfolio is a duly organized series of the Acquiring Trust, validly existing and in good standing under the laws of the State of Massachusetts, and has the power to carry on its business as it is now being conducted. Currently, the Acquiring Trust is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction. The Acquiring Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. The Acquiring Trust, of which the Acquiring Portfolio is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The Acquiring Portfolio is authorized to issue unlimited number of shares of beneficial interest, without par value, of which as of July 23, 2013, 32,923,712.435 shares were outstanding; and no shares were held in the treasury of the Acquiring Portfolio. All of the outstanding shares of the Acquiring Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquiring Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d) Shares to be Issued upon Reorganization. The Acquiring Portfolio Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(e) Authority Relative to this Agreement. The Acquiring Trust has the power to enter into the Plan on behalf of the Acquiring Portfolio and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Trustees of the Acquiring Trust and no other proceedings by the Acquiring Trust are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein. The Acquiring Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f) Liabilities. There are no liabilities of the Acquiring Portfolio, whether or not determined or determinable, other than the liabilities that will be disclosed or provided for in the Acquiring Portfolio’s financial statements for the period ended September 30, 2013 (the “Acquiring Portfolio Financial Statements”) and liabilities incurred in the ordinary course of business subsequent to September 30, 2013, or otherwise previously disclosed to the Merging Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

(g) Litigation. To the knowledge of the officers of the Acquiring Trust and the Acquiring Trust Board of Trustees there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Acquiring Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to the Merging Portfolio under which no default exists, the Acquiring Trust on behalf of the Acquiring Portfolio is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the Acquiring Portfolio required by law to have been filed by such date (giving effect to extensions) have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Acquiring Portfolio has qualified as a regulated investment company under the United States Internal Revenue Code of 1986, as amended (the “Code”), with respect to each taxable year of the Acquiring Portfolio ending on or prior to the Closing Date.

(j) Registration Statement. The Acquiring Portfolio shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the Acquiring Portfolio

Shares issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

(i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii) will not contain an untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders’ meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio and as pertaining to the Acquiring Portfolio, will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

(k) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

7. REPRESENTATIONS AND WARRANTIES OF THE MERGING PORTFOLIO

(a) Organization, Existence, etc. The Merging Portfolio is a duly organized series of the Merging Trust, validly existing and in good standing under the laws of the State of Massachusetts, and has the power to carry on its business as it is now being conducted. Currently, the Merging Trust is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction. The Merging Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. The Merging Trust, of which the Merging Portfolio is a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The Merging Portfolio is authorized to issue an unlimited number of shares of beneficial interest, without par value, of which as of July 23, 2013, 332,803,149.273 shares were outstanding; and no shares were held in the treasury of the Merging Portfolio. All of the outstanding shares of the Merging Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Merging Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of the Merging Portfolio may change prior to the Effective Date of the Reorganization.

(d) Financial Statements. The audited financial statements of the Merging Portfolio for the year ended December 31, 2012, to be delivered to the Acquiring Portfolio, will fairly present the financial position of the Merging Portfolio as of December 31, 2012, and the results of its operations and changes in net assets for the year then ended (the “Merging Portfolio Financial Statements”). If available prior to Closing, the unaudited financial statements of the Merging Portfolio for the period ended September 30, 2013 will fairly present the financial position of the Merging Portfolio as of September 30, 2013 and the results of its operations and changes in net assets for the period then ended.

(e) Authority Relative to this Agreement. The Merging Trust has the power to enter into the Plan on behalf of its series, the Merging Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Trustees of the Merging Trust and, except for approval by the holders of its outstanding shares, no other proceedings by the Merging Trust are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein. The Merging Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f) Liabilities. There are no liabilities of the Merging Portfolio whether or not determined or determinable, other than the liabilities that will be disclosed or provided for in the Merging Portfolio Financial Statements, liabilities incurred in the ordinary course of business or liabilities otherwise previously disclosed to the Acquiring Portfolio, none of which has been materially adverse to the business, assets, or results of operations of the Merging Portfolio.

(g) Litigation. To the knowledge of the officers of the Merging Trust and the Merging Trust Board of Trustees, there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Merging Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to the Acquiring Portfolio under which no default exists, the Merging Trust, on behalf of the Merging Portfolio, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the Merging Portfolio required by law to have been filed by such date (giving effect to extensions) have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Merging Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Merging Portfolio ending on or prior to the Closing Date.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of the Merging Portfolio as of the Effective Time of the Reorganization will be owned by the Merging Trust on behalf of the Merging Portfolio free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Plan will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. The Merging Portfolio will cooperate with the Acquiring Portfolio in connection with the Registration Statement referred to in Section 6(j) of this Agreement, and will furnish to the Acquiring Portfolio the information relating to the Merging Portfolio required by the Securities Act and the regulations promulgated thereunder to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Merging Portfolio:

(i) will comply in all material respects with the provisions of the Securities Act and the Regulations, and

(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio, insofar as it relates to the Merging Portfolio, will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

(l) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Acquiring Portfolio under this Agreement with respect to the consummation of the Reorganization is subject to the satisfaction of the following conditions:

(a) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, the Merging Portfolio shall have complied with each of its obligations under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Merging Portfolio since June 30, 2013. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have received a certificate from the Merging Portfolio satisfactory in form and substance to the Acquiring Portfolio indicating that the Merging Portfolio has met the terms stated in this Section.

(b) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(c) Opinion of Counsel. The Acquiring Portfolio shall have received the opinion of counsel for the Merging Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Acquiring Portfolio, to the effect that:

(i) The Merging Trust is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Massachusetts;

(ii) The Merging Portfolio is a series of the Merging Trust; and

(iii) The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Trustees of the Merging Trust, and the Plan has been duly executed and delivered by the Merging Trust on behalf of the Merging Portfolio and, assuming due authorization, execution, and delivery of the Plan by the Acquiring Trust on behalf of the Acquiring Portfolio, is a valid and binding obligation of the Merging Trust and its series, the Merging Portfolio.

9. CONDITIONS TO OBLIGATIONS OF THE MERGING PORTFOLIO

The obligations of the Merging Portfolio under this Agreement with respect to the consummation of the Reorganization is subject to the satisfaction of the following conditions:

(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Merging Portfolio as required by the Act. This means that the Plan must be approved by the lesser of: (i) 67% of the shares of the Merging Portfolio entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Merging Portfolio entitled to vote.

(b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of the Acquiring Portfolio since March 31, 2013. As of the Effective Time of the Reorganization, the Merging Portfolio shall have received a certificate from the Acquiring Portfolio satisfactory in form and substance to the Merging Portfolio indicating that the Acquiring Portfolio has met the terms stated in this Section.

(c) Regulatory Approval. The Registration Statement referred to in Section 6(j) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(d) Opinion of Counsel. The Merging Portfolio shall have received the opinion of counsel for the Acquiring Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Merging Portfolio, to the effect that:

(i) The Acquiring Trust is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Massachusetts;

(ii) The Acquiring Portfolio is a series of the Acquiring Trust;

(iii) The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Trustees of the Acquiring Trust, and the Plan has been duly executed and delivered by the Acquiring Trust on behalf of the Acquiring Portfolio and, assuming due authorization, execution, and delivery of the Plan by the Merging Trust on behalf of the Merging Portfolio, is a valid and binding obligation of the Acquiring Trust and its series, the Acquiring Portfolio; and

(iv) The Acquiring Portfolio Shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan and the Acquiring Trust’s Declaration of Trust and ByLaws will be legally issued, fully paid and non-assessable shares of beneficial interest of the Acquiring Portfolio.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Board of Trustees of each party, amend the Plan at any time before or after approval of the Plan by shareholders of the Merging Portfolio, but after such approval, no amendment shall be made that materially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) The Merging Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Acquiring Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Acquiring Portfolio.

(d) The Acquiring Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Merging Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Merging Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Merging Portfolio.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of the Merging Portfolio, without liability on the part of either party hereto or its respective Trustees, officers, or shareholders, and shall be terminated without liability as of the close of business on December 31, 2013, if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11. EXPENSES

Each Portfolio will bear its own expenses incurred in connection with this Reorganization.

12. GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, the Merging Portfolio and the Acquiring Portfolio have caused the Plan to be executed on their behalf by their respective President, Vice President or Treasurer, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

CALVERT TAX-FREE RESERVES
on behalf of Calvert Money Market Portfolio
Attest:
By:	/s/ Traci L. Goldt	By:	/s/ William M. Tartikoff
Name:	Traci L. Goldt	Name:	William M. Tartikoff
Title:	Assistant Secretary	Title:	Vice President

THE CALVERT FUND
on behalf of Calvert Ultra-Short Income Fund
Attest:
By:	/s/Traci L. Goldt	By:	/s/Andrew K. Niebler
Name:	Traci L. Goldt	Name:	Andrew K. Niebler
Title:	Assistant Secretary	Title:	Assistant Vice President

EXHIBIT B

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of July 23, 2013, is between Calvert Social Investment Fund (the “Merging Trust”), on behalf of Calvert Money Market Portfolio (the “Merging Portfolio”), and The Calvert Fund (the “Acquiring Trust”), on behalf of Calvert Ultra-Short Income Fund (the “Acquiring Portfolio”).

This Agreement and Plan of Reorganization (the "Agreement" or "Plan") is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Merging Portfolio to the Acquiring Portfolio in exchange for common stock of the Acquiring Portfolio, and the distribution of the Acquiring Portfolio’s shares to the shareholders of the Merging Portfolio in complete liquidation of the Merging Portfolio, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1. SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the Merging Portfolio shareholders shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement. The Acquiring Portfolio shall furnish to the Merging Portfolio such data and information as shall be reasonably requested by the Merging Portfolio for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2. REORGANIZATION

(a) Plan of Reorganization. The Merging Portfolio will convey, transfer, and deliver to the Acquiring Portfolio all of the then-existing assets and property of the Merging Portfolio including without limitation, all cash, securities, and futures interests and dividends or interests receivable that are owned by the Merging Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Merging Portfolio at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, the Acquiring Portfolio agrees at the Closing to deliver to the Merging Portfolio, in exchange for the assets, the number of full and fractional shares of common stock of the Acquiring Portfolio (the “Acquiring Portfolio Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of the Acquiring Portfolio Shares to be issued shall be determined by dividing the per share net asset value of the Merging Portfolio shares (rounded to the nearest millionth) by the net asset value per share of the Acquiring Portfolio (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of the Merging Portfolio as of the close of business on the Closing date (the “Closing Date”). It is expressly agreed that there will be no sales charge to the Merging Portfolio, or to any of the shareholders of the Merging Portfolio upon distribution of the Acquiring Portfolio Shares to them.

(b) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i) the latest of (x) the satisfaction of all representations and warranties contained herein, (y) receipt of all necessary regulatory approvals, and (z) the final adjournment of the meeting of shareholders of the Merging Portfolio at which the Plan will be considered, or

(ii) such later date as the parties may mutually agree.

(c) On or as soon as practicable prior to the Closing Date, the Merging Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

3. VALUATION OF NET ASSETS

(a) The value of the Merging Portfolio’s assets to be transferred to the Acquiring Portfolio under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in the Merging Portfolio’s prospectus.

(b) The net asset value per share of the Acquiring Portfolio Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by the Acquiring Portfolio’s Controller using the same valuation procedures as set forth in the Acquiring Portfolio’s prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of the Merging Portfolio’s net assets, using the valuation procedures as set forth in the Merging Portfolio's prospectus, to be transferred to the Acquiring Portfolio pursuant to Section 2 of this Agreement, certified by the Controller of the Merging Portfolio, shall be furnished by the Merging Portfolio to the Acquiring Portfolio at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of the Acquiring Portfolio Shares pursuant to Section 2 of this Agreement, certified by the Controller of the Acquiring Portfolio, shall be furnished by the Acquiring Portfolio to the Merging Portfolio at the Closing.

In the event that on the Valuation Date: (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Merging Portfolio (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of an officer of the Merging Trust and an officer of the Acquiring Trust, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Merging Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

The Acquiring Trust, on behalf of the Acquiring Portfolio, and the Merging Trust, on behalf of the Merging Portfolio, agree to use commercially reasonable efforts to resolve, prior to the Valuation Date, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Portfolio and the Merging Portfolio.

4. LIQUIDATION AND DISSOLUTION

(a) As soon as practicable after the Closing Date, the Merging Portfolio will distribute pro rata to Merging Portfolio shareholders of record as of the close of business on the Closing Date the Acquiring Portfolio Shares received by the Merging Portfolio pursuant to Section 2(a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of the Acquiring Portfolio in the names of each such shareholder of the Merging Portfolio, representing the respective pro rata number of full and fractional Acquiring Portfolio Shares due to each. No such shareholder accounts shall be established by the Acquiring Portfolio or the transfer agent for the Acquiring Portfolio except pursuant to written instructions from the Merging Portfolio, and the Merging Portfolio agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Merging Portfolio shareholder a pro rata share of the number of the Acquiring Portfolio Shares received pursuant to Section 2(a) of this Agreement.

(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by the Acquiring Portfolio or its transfer agent to each shareholder of the Merging Portfolio receiving such distribution of the Acquiring Portfolio Shares informing such shareholder of the number of the Acquiring Portfolio Shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Share certificates representing the Acquiring Portfolio Shares shall not be issued in connection with the Reorganization. Ownership of the Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent.

(d) As promptly as is practicable after the liquidation of the Merging Portfolio, and in no event later than 12 months from the date of this Agreement, the Merging Portfolio shall be terminated pursuant to the provisions of the Plan and the By-Laws and Declaration of Trust of the Merging Trust.

(e) Immediately after the Closing Date, the share transfer books of the Merging Portfolio shall be closed and no transfer of shares shall thereafter be made on those books.

5. DECLARATION OF TRUST AND BY-LAWS

(a) Declaration of Trust. The Declaration of Trust of the Acquiring Trust, which governs its series, in effect at the Effective Time of the Reorganization, shall continue to be the Declaration of Trust of the Acquiring Trust until the same shall thereafter be amended or repealed in accordance with its terms or applicable law.

(b) By-Laws. The By-Laws of the Acquiring Trust, which govern its series, in effect at the Effective Time of the Reorganization, shall continue to be the By-Laws of the Acquiring Trust until the same shall thereafter be amended or repealed in accordance with the terms of the Acquiring Trust’s By-Laws or Declaration of Trust or applicable law.

6. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING PORTFOLIO

(a) Organization, Existence, etc. The Acquiring Portfolio is a duly organized series of the Acquiring Trust, validly existing and in good standing under the laws of the State of Massachusetts, and has the power to carry on its business as it is now being conducted. Currently, the Acquiring Trust is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction. The Acquiring Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. The Acquiring Trust, of which the Acquiring Portfolio is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The Acquiring Portfolio is authorized to issue unlimited number of shares of beneficial interest, without par value, of which as of July 23, 2013, 32,923,712.435 shares were outstanding; and no shares were held in the treasury of the Acquiring Portfolio. All of the outstanding shares of the Acquiring Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquiring Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d) Shares to be Issued upon Reorganization. The Acquiring Portfolio Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(e) Authority Relative to this Agreement. The Acquiring Trust has the power to enter into the Plan on behalf of the Acquiring Portfolio and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Trustees of the Acquiring Trust and no other proceedings by the Acquiring Trust are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein. The Acquiring Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f) Liabilities. There are no liabilities of the Acquiring Portfolio, whether or not determined or determinable, other than the liabilities that will be disclosed or provided for in the Acquiring Portfolio’s financial statements for the period ended March 31, 2013 (or September 30, 2013, if available prior to Closing) (the “Acquiring Portfolio Financial Statements”) and liabilities incurred in the ordinary course of business subsequent to March 31, 2013, or otherwise previously disclosed to the Merging Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

(g) Litigation. To the knowledge of the officers of the Acquiring Trust and the Acquiring Trust Board of Trustees there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Acquiring Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to the Merging Portfolio under which no default exists, the Acquiring Trust on behalf of the Acquiring Portfolio is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the Acquiring Portfolio required by law to have been filed by such date (giving effect to extensions) have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Acquiring Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Acquiring Portfolio ending on or prior to the Closing Date.

(j) Registration Statement. The Acquiring Portfolio shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the Acquiring Portfolio Shares issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

(i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii) will not contain an untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio and as pertaining to the Acquiring Portfolio, will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

(k) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

7. REPRESENTATIONS AND WARRANTIES OF THE MERGING PORTFOLIO

(a) Organization, Existence, etc. The Merging Portfolio is a duly organized series of the Merging Trust, validly existing and in good standing under the laws of the State of Massachusetts, and has the power to carry on its business as it is now being conducted. Currently, the Merging Trust is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction. The Merging Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. The Merging Trust, of which the Merging Portfolio is a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The Merging Portfolio is authorized to issue an unlimited number of shares of beneficial interest, without par value, of which as of July 23, 2013, 104,828,431.447 shares were outstanding; and no shares were held in the treasury of the Merging Portfolio. All of the outstanding shares of the Merging Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Merging Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of the Merging Portfolio may change prior to the Effective Date of the Reorganization.

(d) Financial Statements. The audited financial statements of the Merging Portfolio for the year ended September 30, 2012, to be delivered to the Acquiring Portfolio, will fairly present the financial position of the Merging Portfolio as of September 30, 2012, and the results of its operations and changes in net assets for the year then ended (the “Merging Portfolio Financial Statements”). If available prior to Closing, the unaudited financial statements of the Merging Portfolio for the period ended September 30, 2013 will fairly present the financial position of the Merging Portfolio as of September 30, 2013 and the results of its operations and changes in net assets for the period then ended.

(e) Authority Relative to this Agreement. The Merging Trust has the power to enter into the Plan on behalf of its series, the Merging Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Trustees of the Merging Trust and, except for approval by the holders of its outstanding shares, no other proceedings by the Merging Trust are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein. The Merging Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f) Liabilities. There are no liabilities of the Merging Portfolio whether or not determined or determinable, other than the liabilities that will be disclosed or provided for in the Merging Portfolio Financial Statements, liabilities incurred in the ordinary course of business or liabilities otherwise previously disclosed to the Acquiring Portfolio, none of which has been materially adverse to the business, assets, or results of operations of the Merging Portfolio.

(g) Litigation. To the knowledge of the officers of the Merging Trust and the Merging Trust Board of Trustees, there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Merging Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to the Acquiring Portfolio under which no default exists, the Merging Trust, on behalf of the Merging Portfolio, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the Merging Portfolio required by law to have been filed by such date (giving effect to extensions) have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Merging Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Merging Portfolio ending on or prior to the Closing Date.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of the Merging Portfolio as of the Effective Time of the Reorganization will be owned by the Merging Trust on behalf of the Merging Portfolio free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Plan will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. The Merging Portfolio will cooperate with the Acquiring Portfolio in connection with the Registration Statement referred to in Section 6(j) of this Agreement, and will furnish to the Acquiring Portfolio the information relating to the Merging Portfolio required by the Securities Act and the regulations promulgated thereunder to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Merging Portfolio:

(i) will comply in all material respects with the provisions of the Securities Act and the Regulations, and

(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio, insofar as it relates to the Merging Portfolio, will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

(l) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Acquiring Portfolio under this Agreement with respect to the consummation of the Reorganization is subject to the satisfaction of the following conditions:

(a) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, the Merging Portfolio shall have complied with each of its obligations under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Merging Portfolio since March 31, 2013. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have received a certificate from the Merging Portfolio satisfactory in form and substance to the Acquiring Portfolio indicating that the Merging Portfolio has met the terms stated in this Section.

(b) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(c) Tax Opinion. The Acquiring Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Acquiring Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Code to the Acquiring Portfolio and the shareholders of the Acquiring Portfolio. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes, and while the matter is not entirely free from doubt:

(i) The transfer of all of the assets of the Merging Portfolio in exchange for shares of the Acquiring Portfolio followed by the distribution of said Acquiring Portfolio shares pro rata to the shareholders of the Merging Portfolio in liquidation of the Merging Portfolio will constitute a “reorganization” within the meaning of §368(a) of the Code, and the Acquiring Portfolio and the Merging Portfolio will each be “a party to the Reorganization” within the meaning of §368(b) of the Code.

(ii) No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Merging Portfolio solely in exchange for Acquiring Portfolio shares.

(iii) No gain or loss will be recognized by the Merging Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares, or upon the distribution (whether actual or constructive) of such Acquiring Portfolio shares to the shareholders of the Merging Portfolio in exchange for their Merging Portfolio shares.

(iv) No gain or loss will be recognized by the shareholders of the Merging Portfolio upon the exchange of their Merging Portfolio shares for Acquiring Portfolio shares in liquidation of the Merging Portfolio.

(v) The aggregate tax basis of Acquiring Portfolio shares received by each shareholder of the Merging Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Merging Portfolio shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Portfolio shares received by each shareholder of the Merging Portfolio will include the period during which the Merging Portfolio shares exchanged therefor were held by such shareholder (provided the Merging Portfolio shares were held as a capital asset on the date of the Reorganization).

(vi) The tax basis of the assets of the Merging Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of those assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(vii) The Acquiring Portfolio will succeed to and take into account the capital loss carryovers of the Merging Portfolio described in section 381(c) of the Code. The Acquiring Portfolio will take any such capital loss carryovers into account subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and regulations thereunder.

(d) Opinion of Counsel. The Acquiring Portfolio shall have received the opinion of counsel for the Merging Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Acquiring Portfolio, to the effect that:

(i) The Merging Trust is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Massachusetts;

(ii) The Merging Portfolio is a series of the Merging Trust; and

(iii) The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Trustees of the Merging Trust, and the Plan has been duly executed and delivered by the Merging Trust on behalf of the Merging Portfolio and, assuming due authorization, execution, and delivery of the Plan by the Acquiring Trust on behalf of the Acquiring Portfolio, is a valid and binding obligation of the Merging Trust and its series, the Merging Portfolio.

9. CONDITIONS TO OBLIGATIONS OF THE MERGING PORTFOLIO

The obligations of the Merging Portfolio under this Agreement with respect to the consummation of the Reorganization is subject to the satisfaction of the following conditions:

(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Merging Portfolio as required by the Act. This means that the Plan must be approved by the lesser of: (i) 67% of the shares of the Merging Portfolio entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Merging Portfolio entitled to vote.

(b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of the Acquiring Portfolio since March 31, 2013. As of the Effective Time of the Reorganization, the Merging Portfolio shall have received a certificate from the Acquiring Portfolio satisfactory in form and substance to the Merging Portfolio indicating that the Acquiring Portfolio has met the terms stated in this Section.

(c) Regulatory Approval. The Registration Statement referred to in Section 6(j) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(d) Tax Opinion. The Merging Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Merging Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Code to the Merging Portfolio and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes, and while the matter is not entirely free from doubt:

(i) The transfer of all of the assets of the Merging Portfolio in exchange for shares of the Acquiring Portfolio followed by the distribution of said Acquiring Portfolio shares pro rata to the shareholders of the Merging Portfolio in liquidation of the Merging Portfolio will constitute a “reorganization” within the meaning of §368(a) of the Code, and the Acquiring Portfolio and the Merging Portfolio will each be “a party to the Reorganization” within the meaning of §368(b) of the Code.

(ii) No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Merging Portfolio solely in exchange for Acquiring Portfolio shares.

(iii) No gain or loss will be recognized by the Merging Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares, or upon the distribution (whether actual or constructive) of such Acquiring Portfolio shares to the shareholders of the Merging Portfolio in exchange for their Merging Portfolio shares.

(iv) No gain or loss will be recognized by the shareholders of the Merging Portfolio upon the exchange of their Merging Portfolio shares for Acquiring Portfolio shares in liquidation of the Merging Portfolio.

(v) The aggregate tax basis of Acquiring Portfolio shares received by each shareholder of the Merging Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Merging Portfolio shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Portfolio shares received by each shareholder of the Merging Portfolio will include the period during which the Merging Portfolio shares exchanged therefor were held by such shareholder (provided the Merging Portfolio shares were held as a capital asset on the date of the Reorganization).

(vi) The tax basis of the assets of the Merging Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of those assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(vii) The Acquiring Portfolio will succeed to and take into account the capital loss carryovers of the Merging Portfolio described in section 381(c) of the Code. The Acquiring Portfolio will take any such capital loss carryovers into account subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and regulations thereunder.

(e) Opinion of Counsel. The Merging Portfolio shall have received the opinion of counsel for the Acquiring Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Merging Portfolio, to the effect that:

(i) The Acquiring Trust is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Massachusetts;

(ii) The Acquiring Portfolio is a series of the Acquiring Trust;

(iii) The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Trustees of the Acquiring Trust, and the Plan has been duly executed and delivered by the Acquiring Trust on behalf of the Acquiring Portfolio and, assuming due authorization, execution, and delivery of the Plan by the Merging Trust on behalf of the Merging Portfolio, is a valid and binding obligation of the Acquiring Trust and its series, the Acquiring Portfolio; and

(iv) The Acquiring Portfolio Shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan and the Acquiring Trust’s Declaration of Trust and ByLaws will be legally issued, fully paid and non-assessable shares of beneficial interest of the Acquiring Portfolio.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Board of Trustees of each party, amend the Plan at any time before or after approval of the Plan by shareholders of the Merging Portfolio, but after such approval, no amendment shall be made that materially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) The Merging Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Acquiring Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Acquiring Portfolio.

(d) The Acquiring Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Merging Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Merging Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Merging Portfolio.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of the Merging Portfolio, without liability on the part of either party hereto or its respective Trustees, officers, or shareholders, and shall be terminated without liability as of the close of business on December 31, 2013, if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11. EXPENSES

Each Portfolio will bear its own expenses incurred in connection with this Reorganization.

12. GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan.

Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, the Merging Portfolio and the Acquiring Portfolio have caused the Plan to be executed on their behalf by their respective President, Vice President or Treasurer, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

CALVERT SOCIAL INVESTMENT FUND
on behalf of Calvert Money Market Portfolio
Attest:
By:	/s/Traci L. Goldt	By:	/s/William M. Tartikoff
Name:	Traci L. Goldt	Name:	William M. Tartikoff
Title:	Assistant Secretary	Title:	Vice President

THE CALVERT FUND
on behalf of Calvert Ultra-Short Income Fund
Attest:
By: /s/	/s/Traci L. Goldt	By:	/s/Andrew K. Niebler
Name:	Traci L. Goldt	Name:	Andrew K. Niebler
Title:	Assistant Secretary	Title:	Assistant Vice President

EXHIBIT C

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of July 23, 2013, is between First Variable Rate Fund for Government Income (the “Merging Trust”), on behalf of First Government Money Market Fund (the “Merging Portfolio”), and The Calvert Fund (the “Acquiring Trust”), on behalf of Calvert Ultra-Short Income Fund (the “Acquiring Portfolio”).

This Agreement and Plan of Reorganization (the "Agreement" or "Plan") is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Merging Portfolio to the Acquiring Portfolio in exchange for common stock of the Acquiring Portfolio, and the distribution of the Acquiring Portfolio’s shares to the shareholders of the Merging Portfolio in complete liquidation of the Merging Portfolio, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1. SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the Merging Portfolio shareholders shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement. The Acquiring Portfolio shall furnish to the Merging Portfolio such data and information as shall be reasonably requested by the Merging Portfolio for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2. REORGANIZATION

(a) Plan of Reorganization. The Merging Portfolio will convey, transfer, and deliver to the Acquiring Portfolio all of the then-existing assets and property of the Merging Portfolio including without limitation, all cash, securities, and futures interests and dividends or interests receivable that are owned by the Merging Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Merging Portfolio at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, the Acquiring Portfolio agrees at the Closing to deliver to the Merging Portfolio, in exchange for the assets, the number of full and fractional shares of common stock of the Acquiring Portfolio (the “Acquiring Portfolio Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of the Acquiring Portfolio Shares to be issued shall be determined by dividing the per share net asset value of the Merging Portfolio shares (rounded to the nearest millionth) by the net asset value per share of the Acquiring Portfolio (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of the Merging Portfolio as of the close of business on the Closing date (the “Closing Date”). It is expressly agreed that there will be no sales charge to the Merging Portfolio, or to any of the shareholders of the Merging Portfolio upon distribution of the Acquiring Portfolio Shares to them.

(b) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i) the latest of (x) the satisfaction of all representations and warranties contained herein, (y) receipt of all necessary regulatory approvals, and (z) the final adjournment of the meeting of shareholders of the Merging Portfolio at which the Plan will be considered, or

(ii) such later date as the parties may mutually agree.

(c) On or as soon as practicable prior to the Closing Date, the Merging Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

3. VALUATION OF NET ASSETS

(a) The value of the Merging Portfolio’s assets to be transferred to the Acquiring Portfolio under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in the Merging Portfolio’s prospectus.

(b) The net asset value per share of the Acquiring Portfolio Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by the Acquiring Portfolio’s Controller using the same valuation procedures as set forth in the Acquiring Portfolio’s prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of the Merging Portfolio’s net assets, using the valuation procedures as set forth in the Merging Portfolio's prospectus, to be transferred to the Acquiring Portfolio pursuant to Section 2 of this Agreement, certified by the Controller of the Merging Portfolio, shall be furnished by the Merging Portfolio to the Acquiring Portfolio at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of the Acquiring Portfolio Shares pursuant to Section 2 of this Agreement, certified by the Controller of the Acquiring Portfolio, shall be furnished by the Acquiring Portfolio to the Merging Portfolio at the Closing.

In the event that on the Valuation Date: (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Merging Portfolio (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of an officer of the Merging Trust and an officer of the Acquiring Trust, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Merging Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

The Acquiring Trust, on behalf of the Acquiring Portfolio, and the Merging Trust, on behalf of the Merging Portfolio, agree to use commercially reasonable efforts to resolve, prior to the Valuation Date, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Portfolio and the Merging Portfolio.

4. LIQUIDATION AND DISSOLUTION

(a) As soon as practicable after the Closing Date, the Merging Portfolio will distribute pro rata to Merging Portfolio shareholders of record as of the close of business on the Closing Date the Acquiring Portfolio Shares received by the Merging Portfolio pursuant to Section 2(a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of the Acquiring Portfolio in the names of each such shareholder of the Merging Portfolio, representing the respective pro rata number of full and fractional Acquiring Portfolio Shares due to each. No such shareholder accounts shall be established by the Acquiring Portfolio or the transfer agent for the Acquiring Portfolio except pursuant to written instructions from the Merging Portfolio, and the Merging Portfolio agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Merging Portfolio shareholder a pro rata share of the number of the Acquiring Portfolio Shares received pursuant to Section 2(a) of this Agreement.

(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by the Acquiring Portfolio or its transfer agent to each shareholder of the Merging Portfolio receiving such distribution of the Acquiring Portfolio Shares informing such shareholder of the number of the Acquiring Portfolio Shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Share certificates representing the Acquiring Portfolio Shares shall not be issued in connection with the Reorganization. Ownership of the Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent.

(d) As promptly as is practicable after the liquidation of the Merging Portfolio, and in no event later than 12 months from the date of this Agreement, the Merging Portfolio shall be terminated pursuant to the provisions of the Plan and the By-Laws and Declaration of Trust of the Merging Trust.

(e) Immediately after the Closing Date, the share transfer books of the Merging Portfolio shall be closed and no transfer of shares shall thereafter be made on those books.

5. DECLARATION OF TRUST AND BY-LAWS

(a) Declaration of Trust. The Declaration of Trust of the Acquiring Trust, which governs its series, in effect at the Effective Time of the Reorganization, shall continue to be the Declaration of Trust of the Acquiring Trust until the same shall thereafter be amended or repealed in accordance with its terms or applicable law.

(b) By-Laws. The By-Laws of the Acquiring Trust, which govern its series, in effect at the Effective Time of the Reorganization, shall continue to be the By-Laws of the Acquiring Trust until the same shall thereafter be amended or repealed in accordance with the terms of the Acquiring Trust’s By-Laws or Declaration of Trust or applicable law.

6. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING PORTFOLIO

(a) Organization, Existence, etc. The Acquiring Portfolio is a duly organized series of the Acquiring Trust, validly existing and in good standing under the laws of the State of Massachusetts, and has the power to carry on its business as it is now being conducted. Currently, the Acquiring Trust is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction. The Acquiring Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. The Acquiring Trust, of which the Acquiring Portfolio is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The Acquiring Portfolio is authorized to issue unlimited number of shares of beneficial interest, without par value, of which as of July 23, 2013, 32,923,712.435 shares were outstanding; and no shares were held in the treasury of the Acquiring Portfolio. All of the outstanding shares of the Acquiring Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquiring Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d) Shares to be Issued upon Reorganization. The Acquiring Portfolio Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(e) Authority Relative to this Agreement. The Acquiring Trust has the power to enter into the Plan on behalf of the Acquiring Portfolio and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Trustees of the Acquiring Trust and no other proceedings by the Acquiring Trust are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein. The Acquiring Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f) Liabilities. There are no liabilities of the Acquiring Portfolio, whether or not determined or determinable, other than the liabilities that will be disclosed or provided for in the Acquiring Portfolio’s financial statements for the period ended September 30, 2013 (the “Acquiring Portfolio Financial Statements”) and liabilities incurred in the ordinary course of business subsequent to September 30, 2013, or otherwise previously disclosed to the Merging Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

(g) Litigation. To the knowledge of the officers of the Acquiring Trust and the Acquiring Trust Board of Trustees there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Acquiring Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to the Merging Portfolio under which no default exists, the Acquiring Trust on behalf of the Acquiring Portfolio is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the Acquiring Portfolio required by law to have been filed by such date (giving effect to extensions) have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Acquiring Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Acquiring Portfolio ending on or prior to the Closing Date.

(j) Registration Statement. The Acquiring Portfolio shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the Acquiring Portfolio Shares issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

(i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii) will not contain an untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders’ meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio and as pertaining to the Acquiring Portfolio, will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

(k) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

7. REPRESENTATIONS AND WARRANTIES OF THE MERGING PORTFOLIO

(a) Organization, Existence, etc. The Merging Portfolio is a duly organized series of the Merging Trust, validly existing and in good standing under the laws of the State of Massachusetts, and has the power to carry on its business as it is now being conducted. Currently, the Merging Trust is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction. The Merging Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. The Merging Trust, of which the Merging Portfolio is a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The Merging Portfolio is authorized to issue an unlimited number of shares of beneficial interest, without par value, of which as of July 23, 2013, 83,711,304.869 shares were outstanding; and no shares were held in the treasury of the Merging Portfolio. All of the outstanding shares of the Merging Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Merging Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of the Merging Portfolio may change prior to the Effective Date of the Reorganization.

(d) Financial Statements. The audited financial statements of the Merging Portfolio for the year ended December 31, 2012, to be delivered to the Acquiring Portfolio, will fairly present the financial position of the Merging Portfolio as of December 31, 2012, and the results of its operations and changes in net assets for the year then ended (the “Merging Portfolio Financial Statements”). If available prior to Closing, the unaudited financial statements of the Merging Portfolio for the period ended September 30, 2013 will fairly present the financial position of the Merging Portfolio as of September 30, 2013 and the results of its operations and changes in net assets for the period then ended.

(e) Authority Relative to this Agreement. The Merging Trust has the power to enter into the Plan on behalf of its series, the Merging Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Trustees of the Merging Trust and, except for approval by the holders of its outstanding shares, no other proceedings by the Merging Trust are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein. The Merging Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f) Liabilities. There are no liabilities of the Merging Portfolio whether or not determined or determinable, other than the liabilities that will be disclosed or provided for in the Merging Portfolio Financial Statements, liabilities incurred in the ordinary course of business or liabilities otherwise previously disclosed to the Acquiring Portfolio, none of which has been materially adverse to the business, assets, or results of operations of the Merging Portfolio.

(g) Litigation. To the knowledge of the officers of the Merging Trust and the Merging Trust Board of Trustees, there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Merging Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to the Acquiring Portfolio under which no default exists, the Merging Trust, on behalf of the Merging Portfolio, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the Merging Portfolio required by law to have been filed by such date (giving effect to extensions) have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Merging Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Merging Portfolio ending on or prior to the Closing Date.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of the Merging Portfolio as of the Effective Time of the Reorganization will be owned by the Merging Trust on behalf of the Merging Portfolio free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Plan will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. The Merging Portfolio will cooperate with the Acquiring Portfolio in connection with the Registration Statement referred to in Section 6(j) of this Agreement, and will furnish to the Acquiring Portfolio the information relating to the Merging Portfolio required by the Securities Act and the regulations promulgated thereunder to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Merging Portfolio:

(i) will comply in all material respects with the provisions of the Securities Act and the Regulations, and

(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio, insofar as it relates to the Merging Portfolio, will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

(l) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Acquiring Portfolio under this Agreement with respect to the consummation of the Reorganization is subject to the satisfaction of the following conditions:

(a) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, the Merging Portfolio shall have complied with each of its obligations under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Merging Portfolio since June 30, 2013. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have received a certificate from the Merging Portfolio satisfactory in form and substance to the Acquiring Portfolio indicating that the Merging Portfolio has met the terms stated in this Section.

(b) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(c) Tax Opinion. The Acquiring Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Acquiring Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Code to the Acquiring Portfolio and the shareholders of the Acquiring Portfolio. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes, and while the matter is not entirely free from doubt:

(i) The transfer of all of the assets of the Merging Portfolio in exchange for shares of the Acquiring Portfolio followed by the distribution of said Acquiring Portfolio shares pro rata to the shareholders of the Merging Portfolio in liquidation of the Merging Portfolio will constitute a “reorganization” within the meaning of §368(a) of the Code, and the Acquiring Portfolio and the Merging Portfolio will each be “a party to the Reorganization” within the meaning of §368(b) of the Code.

(ii) No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Merging Portfolio solely in exchange for Acquiring Portfolio shares.

(iii) No gain or loss will be recognized by the Merging Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares, or upon the distribution (whether actual or constructive) of such Acquiring Portfolio shares to the shareholders of the Merging Portfolio in exchange for their Merging Portfolio shares.

(iv) No gain or loss will be recognized by the shareholders of the Merging Portfolio upon the exchange of their Merging Portfolio shares for Acquiring Portfolio shares in liquidation of the Merging Portfolio.

(v) The aggregate tax basis of Acquiring Portfolio shares received by each shareholder of the Merging Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Merging Portfolio shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Portfolio shares received by each shareholder of the Merging Portfolio will include the period during which the Merging Portfolio shares exchanged therefor were held by such shareholder (provided the Merging Portfolio shares were held as a capital asset on the date of the Reorganization).

(vi) The tax basis of the assets of the Merging Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of those assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(vii) The Acquiring Portfolio will succeed to and take into account the capital loss carryovers of the Merging Portfolio described in section 381(c) of the Code. The Acquiring Portfolio will take any such capital loss carryovers into account subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and regulations thereunder.

(d) Opinion of Counsel. The Acquiring Portfolio shall have received the opinion of counsel for the Merging Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Acquiring Portfolio, to the effect that:

(i) The Merging Trust is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Massachusetts;

(ii) The Merging Portfolio is a series of the Merging Trust; and

(iii) The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Trustees of the Merging Trust, and the Plan has been duly executed and delivered by the Merging Trust on behalf of the Merging Portfolio and, assuming due authorization, execution, and delivery of the Plan by the Acquiring Trust on behalf of the Acquiring Portfolio, is a valid and binding obligation of the Merging Trust and its series, the Merging Portfolio.

9. CONDITIONS TO OBLIGATIONS OF THE MERGING PORTFOLIO

The obligations of the Merging Portfolio under this Agreement with respect to the consummation of the Reorganization is subject to the satisfaction of the following conditions:

(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Merging Portfolio as required by the Act. This means that the Plan must be approved by the lesser of: (i) 67% of the shares of the Merging Portfolio entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Merging Portfolio entitled to vote.

~~(b~~(b) Class O Shareholder Approval of the Rule 12b-1 Plan. The Acquiring Portfolio’s Rule 12b-1 Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Merging Portfolio as required by the Act. This means that the Plan must be approved by the lesser of: (i) 67% of the shares of the Merging Portfolio entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Merging Portfolio entitled to vote.

(c) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of the Acquiring Portfolio since March 31, 2013. As of the Effective Time of the Reorganization, the Merging Portfolio shall have received a certificate from the Acquiring Portfolio satisfactory in form and substance to the Merging Portfolio indicating that the Acquiring Portfolio has met the terms stated in this Section.

(~~c~~d) Regulatory Approval. The Registration Statement referred to in Section 6(j) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(~~d~~e) Tax Opinion. The Merging Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Merging Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Code to the Merging Portfolio and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes, and while the matter is not entirely free from doubt:

(i) The transfer of all of the assets of the Merging Portfolio in exchange for shares of the Acquiring Portfolio followed by the distribution of said Acquiring Portfolio shares pro rata to the shareholders of the Merging Portfolio in liquidation of the Merging Portfolio will constitute a “reorganization” within the meaning of §368(a) of the Code, and the Acquiring Portfolio and the Merging Portfolio will each be “a party to the Reorganization” within the meaning of §368(b) of the Code.

(ii) No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Merging Portfolio solely in exchange for Acquiring Portfolio shares.

(iii) No gain or loss will be recognized by the Merging Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares, or upon the distribution (whether actual or constructive) of such Acquiring Portfolio shares to the shareholders of the Merging Portfolio in exchange for their Merging Portfolio shares.

(iv) No gain or loss will be recognized by the shareholders of the Merging Portfolio upon the exchange of their Merging Portfolio shares for Acquiring Portfolio shares in liquidation of the Merging Portfolio.

(v) The aggregate tax basis of Acquiring Portfolio shares received by each shareholder of the Merging Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Merging Portfolio shares held by such shareholder immediately prior to the

Reorganization, and the holding period of the Acquiring Portfolio shares received by each shareholder of the Merging Portfolio will include the period during which the Merging Portfolio shares exchanged therefor were held by such shareholder (provided the Merging Portfolio shares were held as a capital asset on the date of the Reorganization).

(vi) The tax basis of the assets of the Merging Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of those assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(vii) The Acquiring Portfolio will succeed to and take into account the capital loss carryovers of the Merging Portfolio described in section 381(c) of the Code. The Acquiring Portfolio will take any such capital loss carryovers into account subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and regulations thereunder.

(~~e~~f) Opinion of Counsel. The Merging Portfolio shall have received the opinion of counsel for the Acquiring Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Merging Portfolio, to the effect that:

(i) The Acquiring Trust is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Massachusetts;

(ii) The Acquiring Portfolio is a series of the Acquiring Trust;

(iii) The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Trustees of the Acquiring Trust, and the Plan has been duly executed and delivered by the Acquiring Trust on behalf of the Acquiring Portfolio and, assuming due authorization, execution, and delivery of the Plan by the Merging Trust on behalf of the Merging Portfolio, is a valid and binding obligation of the Acquiring Trust and its series, the Acquiring Portfolio; and

(iv) The Acquiring Portfolio Shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan and the Acquiring Trust’s Declaration of Trust and ByLaws will be legally issued, fully paid and non-assessable shares of beneficial interest of the Acquiring Portfolio.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Board of Trustees of each party, amend the Plan at any time before or after approval of the Plan by shareholders of the Merging Portfolio, but after such approval, no amendment shall be made that materially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) The Merging Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Acquiring Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Acquiring Portfolio.

(d) The Acquiring Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Merging Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Merging Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Merging Portfolio.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of the Merging Portfolio, without liability on the part of either party hereto or its respective Trustees, officers, or shareholders, and shall be terminated without liability as of the close of business on December 31, 2013, if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11. EXPENSES

Each Portfolio will bear its own expenses incurred in connection with this Reorganization.

12. GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan. Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, the Merging Portfolio and the Acquiring Portfolio have caused the Plan to be executed on their behalf by their respective President, Vice President or Treasurer, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

FIRST VARIABLE RATE FUND FOR
GOVERNMENT INCOME
on behalf of First Government Money Market Fund
Attest:

By:	/s/Traci L. Goldt	By:	/s/William M. Tartikoff
Name:	Traci L. Goldt	Name:	William M. Tartikoff
Title:	Assistant Secretary	Title:	Vice President

THE CALVERT FUND
on behalf of Calvert Ultra-Short Income Fund
Attest:

By:	/s/Traci L. Goldt	By:	/s/Andrew K. Niebler
Name:	Traci L. Goldt	Name:	Andrew K. Niebler
Title:	Assistant Secretary	Title:	Assistant Vice President

EXHIBIT D

AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION, dated as of July 23, 2013, is between Calvert Cash Reserves (the “Merging Trust”), on behalf of Institutional Prime Fund (the “Merging Portfolio”), and The Calvert Fund (the “Acquiring Trust”), on behalf of Calvert Ultra-Short Income Fund (the “Acquiring Portfolio”).

This Agreement and Plan of Reorganization (the "Agreement" or "Plan") is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the “Code”). The reorganization and liquidation will consist of the transfer of all of the assets of the Merging Portfolio to the Acquiring Portfolio in exchange for common stock of the Acquiring Portfolio, and the distribution of the Acquiring Portfolio’s shares to the shareholders of the Merging Portfolio in complete liquidation of the Merging Portfolio, as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

In consideration of the mutual promises contained in this Agreement, the parties agree as follows:

1. SHAREHOLDER APPROVAL

Approval by Shareholders. A meeting of the Merging Portfolio shareholders shall be called and held for the purpose of acting on and authorizing the transactions contemplated in this Agreement. The Acquiring Portfolio shall furnish to the Merging Portfolio such data and information as shall be reasonably requested by the Merging Portfolio for inclusion in the information to be furnished to its shareholders in connection with the meeting.

2. REORGANIZATION

(a) Plan of Reorganization. The Merging Portfolio will convey, transfer, and deliver to the Acquiring Portfolio all of the then-existing assets and property of the Merging Portfolio including without limitation, all cash, securities, and futures interests and dividends or interests receivable that are owned by the Merging Portfolio and any deferred or prepaid expenses shown as an asset on the books of the Merging Portfolio at the closing provided for in Section 2(b) of this Agreement (the "Closing"). In consideration thereof, the Acquiring Portfolio agrees at the Closing to deliver to the Merging Portfolio, in exchange for the assets, the number of full and fractional shares of common stock of the Acquiring Portfolio (the “Acquiring Portfolio Shares") to be determined as follows:

In accordance with Section 3 of this Agreement, the number of the Acquiring Portfolio Shares to be issued shall be determined by dividing the per share net asset value of the Merging Portfolio shares (rounded to the nearest millionth) by the net asset value per share of the Acquiring Portfolio (rounded to the nearest millionth) and multiplying the quotient by the number of outstanding shares of the Merging Portfolio as of the close of business on the Closing date (the “Closing Date”). It is expressly agreed that there will be no sales charge to the Merging Portfolio, or to any of the shareholders of the Merging Portfolio upon distribution of the Acquiring Portfolio Shares to them.

(b) Closing and Effective Time of the Reorganization. The Closing shall occur at the Effective Time of the Reorganization, which shall be either:

(i) the latest of (x) the satisfaction of all representations and warranties contained herein, (y) receipt of all necessary regulatory approvals, and (z) the final adjournment of the meeting of shareholders of the Merging Portfolio at which the Plan will be considered, or

(ii) such later date as the parties may mutually agree.

(c) On or as soon as practicable prior to the Closing Date, the Merging Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

3. VALUATION OF NET ASSETS

(a) The value of the Merging Portfolio’s assets to be transferred to the Acquiring Portfolio under this Agreement shall be computed as of the close of business (coinciding with the closing of the regular session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. ET)) on the business day immediately preceding the Closing Date (hereinafter the "Valuation Date") using the valuation procedures as set forth in the Merging Portfolio’s prospectus.

(b) The net asset value per share of the Acquiring Portfolio Shares for purposes of Section 2 of this Agreement shall be determined as of the close of business on the Valuation Date by the Acquiring Portfolio’s Controller using the same valuation procedures as set forth in the Acquiring Portfolio’s prospectus.

(c) A copy of the computation showing in reasonable detail the valuation of the Merging Portfolio’s net assets, using the valuation procedures as set forth in the Merging Portfolio's prospectus, to be transferred to the Acquiring Portfolio pursuant to Section 2 of this Agreement, certified by the Controller of the Merging Portfolio, shall be furnished by the Merging Portfolio to the Acquiring Portfolio at the Closing. A copy of the computation showing in reasonable detail the determination of the net asset value per share of the Acquiring Portfolio Shares pursuant to Section 2 of this Agreement, certified by the Controller of the Acquiring Portfolio, shall be furnished by the Acquiring Portfolio to the Merging Portfolio at the Closing.

In the event that on the Valuation Date: (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Merging Portfolio (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of an officer of the Merging Trust and an officer of the Acquiring Trust, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Merging Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

The Acquiring Trust, on behalf of the Acquiring Portfolio, and the Merging Trust, on behalf of the Merging Portfolio, agree to use commercially reasonable efforts to resolve, prior to the Valuation Date, any material pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Portfolio and the Merging Portfolio.

4. LIQUIDATION AND DISSOLUTION

(a) As soon as practicable after the Closing Date, the Merging Portfolio will distribute pro rata to Merging Portfolio shareholders of record as of the close of business on the Closing Date the Acquiring Portfolio Shares received by the Merging Portfolio pursuant to Section 2(a) of this Agreement. Such liquidation and distribution will be accompanied by the establishment of shareholder accounts on the share records of the Acquiring Portfolio in the names of each such shareholder of the Merging Portfolio, representing the respective pro rata number of full and fractional Acquiring Portfolio Shares due to each. No such shareholder accounts shall be established by the Acquiring Portfolio or the transfer agent for the Acquiring Portfolio except pursuant to written instructions from the Merging Portfolio, and the Merging Portfolio agrees to provide on the Closing Date instructions to transfer to a shareholder account for each former Merging Portfolio shareholder a pro rata share of the number of the Acquiring Portfolio Shares received pursuant to Section 2(a) of this Agreement.

(b) Promptly after the distribution described in Section 4(a) above, appropriate notification will be mailed by the Acquiring Portfolio or its transfer agent to each shareholder of the Merging Portfolio receiving such distribution of the Acquiring Portfolio Shares informing such shareholder of the number of the Acquiring Portfolio Shares distributed to such shareholder and confirming the registration thereof in such shareholder's name.

(c) Share certificates representing the Acquiring Portfolio Shares shall not be issued in connection with the Reorganization. Ownership of the Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio’s transfer agent.

(d) As promptly as is practicable after the liquidation of the Merging Portfolio, and in no event later than 12 months from the date of this Agreement, the Merging Portfolio shall be terminated pursuant to the provisions of the Plan and the By-Laws and Declaration of Trust of the Merging Trust.

(e) Immediately after the Closing Date, the share transfer books of the Merging Portfolio shall be closed and no transfer of shares shall thereafter be made on those books.

5. DECLARATION OF TRUST AND BY-LAWS

(a) Declaration of Trust. The Declaration of Trust of the Acquiring Trust, which governs its series, in effect at the Effective Time of the Reorganization, shall continue to be the Declaration of Trust of the Acquiring Trust until the same shall thereafter be amended or repealed in accordance with its terms or applicable law.

(b) By-Laws. The By-Laws of the Acquiring Trust, which govern its series, in effect at the Effective Time of the Reorganization, shall continue to be the By-Laws of the Acquiring Trust until the same shall thereafter be amended or repealed in accordance with the terms of the Acquiring Trust’s By-Laws or Declaration of Trust or applicable law.

6. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING PORTFOLIO

(a) Organization, Existence, etc. The Acquiring Portfolio is a duly organized series of the Acquiring Trust, validly existing and in good standing under the laws of the State of Massachusetts, and has the power to carry on its business as it is now being conducted. Currently, the Acquiring Trust is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction. The Acquiring Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. The Acquiring Trust, of which the Acquiring Portfolio is a series, is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The Acquiring Portfolio is authorized to issue unlimited number of shares of beneficial interest, without par value, of which as of July 23, 2013, 32,923,712.435 shares were outstanding; and no shares were held in the treasury of the Acquiring Portfolio. All of the outstanding shares of the Acquiring Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Acquiring Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization.

(d) Shares to be Issued upon Reorganization. The Acquiring Portfolio Shares to be issued in connection with the Reorganization have been duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and non-assessable.

(e) Authority Relative to this Agreement. The Acquiring Trust has the power to enter into the Plan on behalf of the Acquiring Portfolio and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Trustees of the Acquiring Trust and no other proceedings by the Acquiring Trust are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein. The Acquiring Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f) Liabilities. There are no liabilities of the Acquiring Portfolio, whether or not determined or determinable, other than the liabilities that will be disclosed or provided for in the Acquiring Portfolio’s financial statements for the period ended March 31, 2013 (or September 30, 2013, if available prior to Closing) (the “Acquiring Portfolio Financial Statements”) and liabilities incurred in the ordinary course of business subsequent to March 31, 2013, or otherwise previously disclosed to the Merging Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

(g) Litigation. To the knowledge of the officers of the Acquiring Trust and the Acquiring Trust Board of Trustees there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Acquiring Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to the Merging Portfolio under which no default exists, the Acquiring Trust on behalf of the Acquiring Portfolio is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the Acquiring Portfolio required by law to have been filed by such date (giving effect to extensions) have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Acquiring Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Acquiring Portfolio ending on or prior to the Closing Date.

(j) Registration Statement. The Acquiring Portfolio shall have filed with the Securities and Exchange Commission (the "Commission") a Registration Statement under the Securities Act of 1933 ("Securities Act") relating to the Acquiring Portfolio Shares issuable under this Agreement. At the time the Registration Statement becomes effective, the Registration Statement:

(i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations"), and

(ii) will not contain an untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders’ meeting referred to in Section 1, and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio and as pertaining to the Acquiring Portfolio, will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in Section 7(k).

(k) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

7. REPRESENTATIONS AND WARRANTIES OF THE MERGING PORTFOLIO

(a) Organization, Existence, etc. The Merging Portfolio is a duly organized series of the Merging Trust, validly existing and in good standing under the laws of the State of Massachusetts, and has power to carry on its business as it is now being conducted. Currently, the Merging Trust is not qualified to do business as a foreign trust or entity under the laws of any jurisdiction. The Merging Portfolio has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

(b) Registration as Investment Company. The Merging Trust, of which the Merging Portfolio is a series, is registered under the Act as an open-end management investment company. Its registration has not been revoked or rescinded and is in full force and effect.

(c) Capitalization. The Merging Portfolio is authorized to issue an unlimited number of shares of beneficial interest, without par value, of which as of July 23, 2013, 133,752,156.66 shares were outstanding; and no shares were held in the treasury of the Merging Portfolio. All of the outstanding shares of the Merging Portfolio have been duly authorized and are validly issued, fully paid, and non-assessable. Since the Merging Portfolio is a series of an open-end management investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares of the Merging Portfolio may change prior to the Effective Date of the Reorganization.

(d) Financial Statements. The audited financial statements of the Merging Portfolio for the year ended September 30, 2012, to be delivered to the Acquiring Portfolio, will fairly present the financial position of the Merging Portfolio as of September 30, 2012, and the results of its operations and changes in net assets for the year then ended (the “Merging Portfolio Financial Statements”). If available prior to Closing, the unaudited financial statements of the Merging Portfolio for the period ended September 30, 2013 will fairly present the financial position of the Merging Portfolio as of September 30, 2013 and the results of its operations and changes in net assets for the period then ended.

(e) Authority Relative to this Agreement. The Merging Trust has the power to enter into the Plan on behalf of its series, the Merging Portfolio, and to carry out its obligations under this Agreement. The execution and delivery of the Plan and the consummation of the transactions contemplated by this Plan have been duly authorized by the Board of Trustees of the Merging Trust and, except for approval by the holders of its outstanding shares, no other proceedings by the Merging Trust are necessary to authorize its officers to effectuate the Plan and the transactions contemplated herein. The Merging Portfolio is not a party to or obligated under any charter, by-law, indenture, or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by the execution and carrying out of the Plan.

(f) Liabilities. There are no liabilities of the Merging Portfolio whether or not determined or determinable, other than the liabilities that will be disclosed or provided for in the Merging Portfolio Financial Statements, liabilities incurred in the ordinary course of business or liabilities otherwise previously disclosed to the Acquiring Portfolio, none of which has been materially adverse to the business, assets, or results of operations of the Merging Portfolio.

(g) Litigation. To the knowledge of the officers of the Merging Trust and the Merging Trust Board of Trustees, there are no claims, actions, suits, or proceedings, pending or threatened, which would adversely affect the Merging Portfolio or its assets or business, or which would prevent or hinder consummation of the transactions contemplated by this Agreement.

(h) Contracts. Except for contracts and agreements previously disclosed to the Acquiring Portfolio under which no default exists, the Merging Trust, on behalf of the Merging Portfolio, is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license, or permit of any kind or nature whatsoever.

(i) Taxes. The federal income tax returns of the Merging Portfolio required by law to have been filed by such date (giving effect to extensions) have been filed for all taxable years ending on or prior to the Closing Date, and all taxes payable pursuant to such returns have been paid. Since commencement of operations, the Merging Portfolio has qualified as a regulated investment company under the Code with respect to each taxable year of the Merging Portfolio ending on or prior to the Closing Date.

(j) Portfolio Securities. All securities to be listed in the schedule of investments of the Merging Portfolio as of the Effective Time of the Reorganization will be owned by the Merging Trust on behalf of the Merging Portfolio free and clear of any liens, claims, charges, options, and encumbrances, except as indicated in the schedule. Except as so indicated, none of the securities is, or after the Reorganization as contemplated by this Plan will be, subject to any legal or contractual restrictions on disposition (including restrictions as to the public offering or sale of the securities under the Securities Act), and all the securities are or will be readily marketable.

(k) Registration Statement. The Merging Portfolio will cooperate with the Acquiring Portfolio in connection with the Registration Statement referred to in Section 6(j) of this Agreement, and will furnish to the Acquiring Portfolio the information relating to the Merging Portfolio required by the Securities Act and the regulations promulgated thereunder to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Merging Portfolio:

(i) will comply in all material respects with the provisions of the Securities Act and the Regulations, and

(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

Further, at the time the Registration Statement becomes effective, at the time of the shareholders' meeting referred to in Section 1 and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information included therein, as amended or supplemented by any amendments or supplements filed by the Acquiring Portfolio, insofar as it relates to the Merging Portfolio, will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement or Prospectus and Statement of Additional Information made in reliance upon and in conformity with information furnished by the Merging Portfolio for use in the Registration Statement or Prospectus and Statement of Additional Information as provided in this Section 7(k).

(l) Brokerage payments. No brokerage or finders fees are payable in connection with this transaction.

8. CONDITIONS TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Acquiring Portfolio under this Agreement with respect to the consummation of the Reorganization is subject to the satisfaction of the following conditions:

(a) Representations, Warranties, and Agreements. As of the Effective Time of the Reorganization, the Merging Portfolio shall have complied with each of its obligations under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties or assets of the Merging Portfolio since March 31, 2013. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have received a certificate from the Merging Portfolio satisfactory in form and substance to the Acquiring Portfolio indicating that the Merging Portfolio has met the terms stated in this Section.

(b) Regulatory Approval. All necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission, and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(c) Tax Opinion. The Acquiring Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Acquiring Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Code to the Acquiring Portfolio and the shareholders of the Acquiring Portfolio. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes, and while the matter is not entirely free from doubt:

(i) The transfer of all of the assets of the Merging Portfolio in exchange for shares of the Acquiring Portfolio followed by the distribution of said Acquiring Portfolio shares pro rata to the shareholders of the Merging Portfolio in liquidation of the Merging Portfolio will constitute a “reorganization” within the meaning of §368(a) of the Code, and the Acquiring Portfolio and the Merging Portfolio will each be “a party to the Reorganization” within the meaning of §368(b) of the Code.

(ii) No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Merging Portfolio solely in exchange for Acquiring Portfolio shares.

(iii) No gain or loss will be recognized by the Merging Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares, or upon the distribution (whether actual or constructive) of such Acquiring Portfolio shares to the shareholders of the Merging Portfolio in exchange for their Merging Portfolio shares.

(iv) No gain or loss will be recognized by the shareholders of the Merging Portfolio upon the exchange of their Merging Portfolio shares for Acquiring Portfolio shares in liquidation of the Merging Portfolio.

(v) The aggregate tax basis of Acquiring Portfolio shares received by each shareholder of the Merging Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Merging Portfolio shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Portfolio shares received by each shareholder of the Merging Portfolio will include the period during which the Merging Portfolio shares exchanged therefor were held by such shareholder (provided the Merging Portfolio shares were held as a capital asset on the date of the Reorganization).

(vi) The tax basis of the assets of the Merging Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of those assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(vii) The Acquiring Portfolio will succeed to and take into account the capital loss carryovers of the Merging Portfolio described in section 381(c) of the Code. The Acquiring Portfolio will take any such capital loss carryovers into account subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and regulations thereunder.

(d) Opinion of Counsel. The Acquiring Portfolio shall have received the opinion of counsel for the Merging Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Acquiring Portfolio, to the effect that:

(i) The Merging Trust is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Massachusetts;

(ii) The Merging Portfolio is a series of the Merging Trust; and

(iii) The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Trustees of the Merging Trust, and the Plan has been duly executed and delivered by the Merging Trust on behalf of the Merging Portfolio and, assuming due authorization, execution, and delivery of the Plan by the Acquiring Trust on behalf of the Acquiring Portfolio, is a valid and binding obligation of the Merging Trust and its series, the Merging Portfolio.

9. CONDITIONS TO OBLIGATIONS OF THE MERGING PORTFOLIO

The obligations of the Merging Portfolio under this Agreement with respect to the consummation of the Reorganization is subject to the satisfaction of the following conditions:

(a) Shareholder Approval. The Plan shall have been approved by the affirmative vote of a majority of the outstanding voting securities of the Merging Portfolio as required by the Act. This means that the Plan must be approved by the lesser of: (i) 67% of the shares of the Merging Portfolio entitled to vote and present at a meeting if the holders of more than 50% of the outstanding shares entitled to vote are present in person or by proxy; or (ii) more than 50% of the outstanding shares of the Merging Portfolio entitled to vote.

(b) Representations, Warranties and, Agreements. As of the Effective Time of the Reorganization, the Acquiring Portfolio shall have complied with each of its responsibilities under this Agreement, the representations and warranties contained in this Agreement shall be true in all material respects, and there shall have been no material adverse change in the financial condition, results of operations, business, properties, or assets of the Acquiring Portfolio since March 31, 2013. As of the Effective Time of the Reorganization, the Merging Portfolio shall have received a certificate from the Acquiring Portfolio satisfactory in form and substance to the Merging Portfolio indicating that the Acquiring Portfolio has met the terms stated in this Section.

(c) Regulatory Approval. The Registration Statement referred to in Section 6(j) shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued; all necessary orders of exemption under the Act with respect to the transactions contemplated by this Agreement shall have been granted by the Commission; and all approvals, registrations, and exemptions under federal and state securities laws considered to be necessary shall have been obtained.

(d) Tax Opinion. The Merging Portfolio shall have received the opinion of counsel, addressed to and in form and substance satisfactory to the Merging Portfolio, as to certain of the federal income tax consequences of the Reorganization under the Code to the Merging Portfolio and its shareholders. For purposes of rendering its opinion, counsel may rely exclusively and without independent verification, as to factual matters, on the statements made in the Plan, the proxy statement which will be distributed to the shareholders of the Merging Portfolio in connection with the Reorganization, and on such other written representations as the Merging Portfolio and the Acquiring Portfolio will have verified as of the date of issuance of the tax opinion. The opinion of counsel will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes, and while the matter is not entirely free from doubt:

(i) The transfer of all of the assets of the Merging Portfolio in exchange for shares of the Acquiring Portfolio followed by the distribution of said Acquiring Portfolio shares pro rata to the shareholders of the Merging Portfolio in liquidation of the Merging Portfolio will constitute a “reorganization” within the meaning of §368(a) of the Code, and the Acquiring Portfolio and the Merging Portfolio will each be “a party to the Reorganization” within the meaning of §368(b) of the Code.

(ii) No gain or loss will be recognized by the Acquiring Portfolio upon the receipt of the assets of the Merging Portfolio solely in exchange for Acquiring Portfolio shares.

(iii) No gain or loss will be recognized by the Merging Portfolio upon the transfer of its assets to the Acquiring Portfolio in exchange for Acquiring Portfolio shares, or upon the distribution (whether actual or constructive) of such Acquiring Portfolio shares to the shareholders of the Merging Portfolio in exchange for their Merging Portfolio shares.

(iv) No gain or loss will be recognized by the shareholders of the Merging Portfolio upon the exchange of their Merging Portfolio shares for Acquiring Portfolio shares in liquidation of the Merging Portfolio.

(v) The aggregate tax basis of Acquiring Portfolio shares received by each shareholder of the Merging Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Merging Portfolio shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Portfolio shares received by each shareholder of the Merging Portfolio will include the period during which the Merging Portfolio shares exchanged therefor were held by such shareholder (provided the Merging Portfolio shares were held as a capital asset on the date of the Reorganization).

(vi) The tax basis of the assets of the Merging Portfolio acquired by the Acquiring Portfolio will be the same as the tax basis of those assets to the Merging Portfolio immediately prior to the Reorganization, and the holding period of the assets of the Merging Portfolio in the hands of the Acquiring Portfolio will include the period during which those assets were held by the Merging Portfolio.

(vii) The Acquiring Portfolio will succeed to and take into account the capital loss carryovers of the Merging Portfolio described in section 381(c) of the Code. The Acquiring Portfolio will take any such capital loss carryovers into account subject to the conditions and limitations specified in sections 381, 382, 383 and 384 of the Code and regulations thereunder.

(e) Opinion of Counsel. The Merging Portfolio shall have received the opinion of counsel for the Acquiring Portfolio, dated as of the Effective Time of the Reorganization, addressed to and in form and substance satisfactory to the Merging Portfolio, to the effect that:

(i) The Acquiring Trust is an open-end management company registered under the Securities Act of 1933 and the Investment Company Act of 1940, and is duly organized and validly existing in good standing under the laws of the State of Massachusetts;

(ii) The Acquiring Portfolio is a series of the Acquiring Trust;

(iii) The Plan and the execution and filing of the Plan have been duly authorized and approved by all requisite action by the Board of Trustees of the Acquiring Trust, and the Plan has been duly executed and delivered by the Acquiring Trust on behalf of the Acquiring Portfolio and, assuming due authorization, execution, and delivery of the Plan by the Merging Trust on behalf of the Merging Portfolio, is a valid and binding obligation of the Acquiring Trust and its series, the Acquiring Portfolio; and

(iv) The Acquiring Portfolio Shares to be issued pursuant to the Reorganization have been duly authorized and upon issuance thereof in accordance with the Plan and the Acquiring Trust’s Declaration of Trust and ByLaws will be legally issued, fully paid and non-assessable shares of beneficial interest of the Acquiring Portfolio.

10. AMENDMENTS, TERMINATIONS, NON-SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

(a) The parties hereto may, by agreement in writing authorized by the Board of Trustees of each party, amend the Plan at any time before or after approval of the Plan by shareholders of the Merging Portfolio, but after such approval, no amendment shall be made that materially changes the terms of this Agreement.

(b) At any time prior to the Effective Time of the Reorganization, any of the parties may by written instrument signed by it: (i) waive any inaccuracies in the representations and warranties made pursuant to this Agreement, and (ii) waive compliance with any of the covenants or conditions made for its benefit pursuant to this Agreement.

(c) The Merging Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Acquiring Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Acquiring Portfolio.

(d) The Acquiring Portfolio may terminate the Plan at any time prior to the Effective Time of the Reorganization by notice to the Merging Portfolio if: (i) a material condition to its performance under this Agreement or a material covenant of the Merging Portfolio contained in this Agreement is not fulfilled on or before the date specified for the fulfillment thereof, or (ii) a material default or material breach of the Plan is made by the Merging Portfolio.

(e) The Plan may be terminated by either party at any time prior to the Effective Time of the Reorganization upon notice to the other party, whether before or after approval by the shareholders of the Merging Portfolio, without liability on the part of either party hereto or its respective Trustees, officers, or shareholders, and shall be terminated without liability as of the close of business on December 31, 2013, if the Effective Time of the Reorganization is not on or prior to such date.

(f) No representations, warranties, or covenants in or pursuant to the Plan shall survive the Reorganization.

11. EXPENSES

Each Portfolio will bear its own expenses incurred in connection with this Reorganization.

12. GENERAL

This Plan supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Plan between the parties and may not be changed or terminated orally. The Plan may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each party and delivered to the parties hereto. The headings contained in the Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of the Plan.

Nothing in the Plan, expressed or implied, is intended to confer upon any other person any rights or remedies by reason of the Plan.

IN WITNESS WHEREOF, the Merging Portfolio and the Acquiring Portfolio have caused the Plan to be executed on their behalf by their respective President, Vice President or Treasurer, and their seals to be affixed hereto and attested by their respective Secretary or Assistant Secretary, all as of the day and year first above written, and to be delivered as required.

CALVERT CASH RESERVES
on behalf of Institutional Prime Fund
Attest:

By:	/s/Traci L. Goldt	By:	/s/William M. Tartikoff
Name:	Traci L. Goldt	Name:	William M. Tartikoff
Title:	Assistant Secretary	Title:	Vice President

THE CALVERT FUND
on behalf of Calvert Ultra-Short Income Fund
Attest:

By:	/s/Traci L. Goldt	By:	/s/Andrew K. Niebler
Name:	Traci L. Goldt	Name:	Andrew K. Niebler
Title:	Assistant Secretary	Title:	Assistant Vice President

THANK YOU FOR VOTING PROMPTLY!

STATEMENT OF ADDITIONAL INFORMATION

Acquisition of Assets of

CALVERT TAX-FREE RESERVES	CALVERT MONEY MARKET
MONEY MARKET PORTFOLIO	PORTFOLIO

a series of	a series of

CALVERT TAX-FREE RESERVES	CALVERT SOCIAL INVESTMENT FUND
4550 Montgomery Avenue, Suite 1000N	4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814	Bethesda, Maryland 20814
800-368-2745	800-368-2745

CALVERT FIRST GOVERNMENT	CALVERT CASH RESERVES
MONEY MARKET FUND	INSTITUTIONAL PRIME FUND

a series of	a series of

FIRST VARIABLE RATE FUND FOR	CALVERT CASH RESERVES
GOVERNMENT INCOME	4550 Montgomery Avenue, Suite 1000N
4550 Montgomery Avenue, Suite 1000N	Bethesda, Maryland 20814
Bethesda, Maryland 20814	800-368-2745
800-368-2745

BY AND IN EXCHANGE FOR SHARES OF

CALVERT ULTRA-SHORT INCOME FUND

a series of

THE CALVERT FUND
4550 Montgomery Avenue, Suite 1000N
Bethesda, Maryland 20814
800-368-2745

This Statement of Additional Information, dated July ~~[~~23~~],~~, 2013, relates specifically to the proposed transfer of the assets of (i) Calvert Tax-Free Reserves Money Market Portfolio (“CTFR Portfolio”), a series of Calvert Tax-Free Reserves, (ii) Calvert Money Market Portfolio (“CSIF Portfolio”), a series of Calvert Social Investment Fund, (iii) Calvert First Government Money Market Fund (“Calvert First Government Fund”), a series of First Variable Rate Fund for Government Income, and (iv) Calvert Cash Reserves Institutional Prime Fund (“CCR Prime Fund”), a series of Calvert Cash

Reserves (collectively, the “Acquired Funds”), to Calvert Ultra-Short Income Fund (“Ultra-Short Fund”)(together with the Acquired Funds, the “Funds”), a series of The Calvert Fund, in exchange for Class A shares of beneficial interest, no par value, of Ultra-Short Fund to be issued to holders of shares of the Acquired Funds. This Statement of Additional Information consists of the information set forth below pertaining to the Funds and the following described documents, each of which is incorporated by reference herein:

(1) Prospectus of Calvert Tax-Free Reserves relating to CTFR Portfolio, dated April 30, 2013, filed with the Securities and Exchange Commission on April 29, 2013 (Calvert Tax-Free Reserves, Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A, as supplemented, SEC File No. 811-03101);

(2) Statement of Additional Information of Calvert Tax-Free Reserves relating to CTFR Portfolio, dated April 30, 2013, filed with the Securities and Exchange Commission on April 29, 2013 (Calvert Tax-Free Reserves, Post-Effective Amendment No. 66 to its Registration Statement on Form N-1A, SEC File No. 811-03101);

(3) Annual Report of Calvert Tax-Free Reserves relating to CTFR Portfolio for the year ended December 31, 2012, containing historical financial information relating to CTFR Portfolio, filed with the Securities and Exchange Commission on March 11, 2013 (Calvert Tax-Free Reserves, Form N-CSR, File No. 811-03101);

(4) Prospectus of Calvert Social Investment Fund relating to CSIF Portfolio, dated January 31, 2013, filed with the Securities and Exchange Commission on January 30, 2013 (Calvert Social Investment Fund, Post-Effective Amendment No. 73 to its Registration Statement on Form N-1A, as supplemented, SEC File No. 811-03334);

(5) Statement of Additional Information of Calvert Social Investment Fund relating to CSIF Portfolio, dated January 31, 2013, filed with the Securities and Exchange Commission on January 30, 2013 (Calvert Social Investment Fund, Post-Effective Amendment No. 73 to its Registration Statement on Form N-1A, SEC File No. 811-03334);

(6) Annual Report of Calvert Social Investment Fund relating to CSIF Portfolio for the year ended September 30, 2012, containing historical financial information relating to CSIF Portfolio, filed with the Securities and Exchange Commission on December 7, 2012 (Calvert Social Investment Fund, Form N-CSR, File No. 811-03334);

(7) Semi-Annual Report of Calvert Social Investment Fund relating to CSIF Portfolio for the period ended March 31, 2013, containing historical financial information relating to CSIF Portfolio, filed with the Securities and Exchange Commission on June 7, 2013 (Calvert Social Investment Fund, Form N-CSR, File No. 811-03334);

(8) Prospectus of First Variable Rate Fund for Government Income relating to Calvert First Government Fund, dated April 30, 2013, filed with the Securities and Exchange Commission on April 29, 2013 (First Variable Rate Fund for Government Income, Post-Effective Amendment No. 58 to its Registration Statement on Form N-1A, as supplemented, SEC File No. 811-02633);

(9) Statement of Additional Information of First Variable Rate Fund for Government Income relating to Calvert First Government Fund, dated April 30, 2013, filed with the Securities and Exchange Commission on April 29, 2013 (First Variable Rate Fund for Government Income, Post-Effective Amendment No. 58 to its Registration Statement on Form N-1A, SEC File No. 811-02633);

(10) Annual Report of First Variable Rate Fund for Government Income relating to Calvert First Government Fund for the year ended December 31, 2012, containing historical financial information relating to Calvert First Government Fund, filed with the Securities and Exchange Commission on March 11, 2013 (Calvert Tax-Free Reserves, Form N-CSR, File No. 811-02633);

(11) Prospectus of Calvert Cash Reserves relating to CCR Prime Fund, dated January 31, 2013, filed with the Securities and Exchange Commission on January 30, 2013 (Calvert Cash Reserves, Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A, as supplemented, SEC File No. 811-03418);

(12) Statement of Additional Information of Calvert Cash Reserves relating to CCR Prime Fund, dated January 31, 2013, filed with the Securities and Exchange Commission on January 30, 2013 (Calvert Cash Reserves, Post-Effective Amendment No. 43 to its Registration Statement on Form N-1A, SEC File No. 811-03418);

(13) Annual Report of Calvert Cash Reserves relating to CCR Prime Fund for the year ended September 30, 2012, containing historical financial information relating to CCR Prime Fund, filed with the Securities and Exchange Commission on December 7, 2012 (Calvert Cash Reserves, Form N-CSR, File No. 811-03418);

(14) Semi-Annual Report of Calvert Cash Reserves relating to CCR Prime Fund for the period ended March 31, 2013, containing historical financial information relating to CCR Prime Fund, filed with the Securities and Exchange Commission on June 7, 2013 (Calvert Cash Reserves, Form N-CSR, File No. 811-03418);

(15) Prospectus of The Calvert Fund relating to Ultra-Short Fund, dated January 31, 2013, filed with the Securities and Exchange Commission on January 30, 2013 (The Calvert Fund, Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A, as supplemented, SEC File No. 811-03416);

(16) Statement of Additional Information of The Calvert Fund relating to Ultra-Short Fund, dated January 31, 2013, filed with the Securities and Exchange Commission on January 30, 2013 (The Calvert Fund, Post-Effective Amendment No. 99 to its Registration Statement on Form N-1A, as supplemented, SEC File No. 811-03416);

(17) Annual Report of The Calvert Fund relating to Ultra-Short Fund for the year ended September 30, 2012, containing historical financial information relating to Ultra-Short Fund, filed with the Securities and Exchange Commission on December 7, 2012 (The Calvert Fund, Form N-CSR, File No. 811-03416);

(18) Semi-Annual Report of The Calvert Fund relating to Ultra-Short Fund for the period ended March 31, 2013, containing historical financial information relating to Ultra-Short Fund, filed with the Securities and Exchange Commission on June 7, 2013 (The Calvert Fund, Form N-CSR, File No. 811-03416);

(19) Pro Forma Financial Information for the period ending March 31, 2013 (attached hereto).

     This Statement of Additional Information, which is not a prospectus, supplements, and should be read in conjunction with, the Prospectus/Proxy Statement of the Funds dated July ~~[~~23~~],~~, 2013. A copy of the Prospectus/Proxy Statement may be obtained without charge by calling or writing to The Calvert Fund at the telephone number or address set forth above.

PRO FORMA FINANCIAL INFORMATION (unaudited)

Combination of CTFR Portfolio, CSIF Portfolio, Calvert First Government Fund and CCR Prime Fund into Ultra-Short Income Fund

The unaudited pro forma information provided herein should be read in conjunction with the annual reports of CTFR Portfolio and Calvert First Government Fund dated December 31, 2012 and the annual and semi-annual reports of CSIF Portfolio, CCR Prime Fund and Ultra-Short Fund dated September 30, 2012 and March 31, 2013, respectively, all of which are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the period ended March 31, 2013 is intended to present ratios and supplemental data as if the reorganizations of each Acquired Fund into Ultra-Short Fund had been consummated at April 1, 2012. The merger is intended to consolidate the Acquired Funds with a similar fund advised by Calvert Investment Management, Inc.

The Funds have the same fund recordkeeping services agent, investment advisor, administrator, fund accounting agent, and custodian. Each of such service providers has entered into an agreement with the Funds which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except for the investment advisory contracts. The Acquired Funds’ investment advisory fees vary by fund. CTFR Portfolio’s investment advisory fee is 0.25% of the first $500 million of the average daily net assets of the portfolio; 0.20% of the next $500 million of such assets; and 0.15% of all such assets over $1 billion. CSIF Portfolio’s investment advisory fee is 0.30% of the average daily net assets of the portfolio. Calvert First Government Fund’s investment advisory fee is 0.25% of the first $500 million of the average daily net assets of the fund; 0.225% of the next $400 million of such assets; 0.20% of the next $400 million of such assets; 0.175% of the next $700 million of such assets; and 0.15% on all assets in excess of $2 billion. CCR Prime Fund’s investment advisory fee is 0.25% of the average daily net assets of the fund. Ultra-Short Fund’s investment advisory fee is 0.30% of the first $1 billion of the average daily net assets of the fund and 0.29% of all such assets above $1 billion.

As of March 31, 2013, the net assets of: (i) CTFR Portfolio were $403,383,991, (ii) CSIF Portfolio were $127,163,620, (iii) Calvert First Government Fund were $96,488,810, (iiii) CCR Prime Fund were $132,608,721, and (iv) Ultra-Short Fund were $457,210,835. The net assets of the combined portfolio as of March 31, 2013 would have been $1,216,855,977 on a pro forma basis.

On a pro forma basis for the twelve months ended March 31, 2013, the proposed reorganization would result in an increase of $164,937 in the investment advisory fees paid by the Fund, an increase of $1,199,483 in the administrative services fees, an increase of $1,676,635 in the distribution plan expenses, and a decrease in other operating expenses (including custody fees and audit fees) of $292,643.

The total annual portfolio operating expenses as a percentage of average net assets of CTFR Portfolio Class O were 0.73% as of December 31, 2012. The total annualized portfolio operating expenses as a percentage of average net assets of CSIF Portfolio Class O were 0.84% as of March 31, 2013. The total annual fund operating expenses as a percentage of average net assets of Calvert First Government Fund were 0.80%, 3.13%, and 2.39% for Class O, B, and C, respectively, as of December 31, 2012. However, the Advisor has contractually agreed to limit direct net annual fund operating expenses for Calvert First Government Fund Class B and Class C shares to 2.00% through January 31, 2015. The total annualized fund operating expenses as a percentage of average net assets of CCR Prime Fund were 0.40% as of March 31, 2013. The net expense ratios of each of the Acquired Funds for the periods listed were lower than the total expense ratios shown above due to the Advisor’s voluntary reimbursement of expenses which allowed the funds to maintain a positive yield. The net annualized fund operating expenses as a percentage of average net assets of Ultra-Short Fund were 0.89% for Class A as of March 31, 2013. The Advisor has contractually agreed to limit direct net annual fund operating expenses for Ultra-Short Fund Class A shares to 0.89% through January 31, 2016. The Advisor has further agreed to contractually limit direct net annual fund operating expenses for Ultra-Short Fund by an additional 0.10% from the close of the Reorganizations through September 30, 2014.

No significant accounting policies will change as a result of the proposed reorganization, specifically, policies regarding valuation and Subchapter M compliance.

Securities held by the Acquired Funds may have to be sold in connection with the merger for the purpose of complying with the investment policies or limitations of Ultra-Short Fund.

The reorganizations of CSIF Portfolio, Calvert First Government Fund, and CCR Prime Fund (the “Tax-Free Reorganization Funds”) are expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Tax-Free Reorganization Funds or their shareholders as a result of receiving shares of Ultra-Short Fund in connection with the respective reorganization. The holding period and aggregate tax basis of the shares of Ultra-Short Fund that are received by the shareholders of Tax-Free Reorganization Funds will be the same as the holding period and aggregate tax basis of the shares of Tax-Free Reorganization Funds previously held by such shareholders, provided that such shares of Tax-Free Reorganization Funds are held as capital assets. In addition, no gain or loss will be recognized by Ultra-Short Fund upon the receipt of the assets of the Tax-Free Reorganization Funds in exchange for shares of Ultra-Short Fund, and the holding periods and tax basis of the assets of Tax-Free Reorganization Funds in the hands of Ultra-Short Fund as a result of the reorganizations will be the same as in the hands of Tax-Free Reorganization Funds immediately prior to the reorganizations.

The reorganization of CTFR Portfolio into Ultra-Short Fund will not qualify as a tax-free reorganization because Ultra-Short Fund has never owned and does not intend to own tax-exempt securities. The transaction will be treated as a taxable sale by CTFR Portfolio of all of its assets for their fair market value. Because of the very short maturities of the assets held by CTFR Portfolio, it is likely that CTFR Portfolio will recognize very little, if any, gain or loss on the sale of its assets. Any gain recognized would be taxable to the shareholders of CTFR Portfolio. Any loss could offset gains of CTFR Portfolio but could not be used by shareholders on their personal income tax returns. If there were any difference between the tax basis of a shareholder’s shares of CTFR Portfolio and the value of the Ultra-Short Fund shares received by the shareholder as a consequence of this Reorganization, the shareholder would have taxable gain or loss.

Accounting Survivor. After careful evaluation of the portfolio management, portfolio composition, investment objectives, policies, and restrictions, expense structures and expense ratios, and asset size, the Ultra-Short Fund is deemed to be the “accounting survivor” in connection with the Reorganizations.

Cost of Reorganization. The expected reorganization and proxy solicitation costs are $100,000, which will be paid by the Funds~~. However, the~~ and reimbursed by the Advisor. The Advisor is voluntarily reimbursing expenses of the Acquired Funds to maintain a positive yield, and has contractually agreed to limit direct net annual fund operating expenses for Ultra-Short Fund. Therefore, the reorganization and proxy solicitation costs will effectively be borne by the Advisor.

Although the Acquired Funds and Ultra-Short Fund have similar investment objectives and similar investment strategies, a substantial portion of the securities held by the Acquired Funds may be sold after the Reorganizations in order to comply with the investment practices of Ultra-Short Fund. The transaction costs of any such sales will be borne by Ultra-Short Fund, and such costs will ultimately be borne by the Fund’s shareholders. It is expected that any necessary sales will not incur significant transaction costs because the securities held by the Acquired Funds are all high-quality, liquid short-term investments. In addition, prior to the consummation of the Reorganizations, the Advisor will attempt to reduce the need for such transactions by reinvesting the proceeds of maturing securities held by the Acquired Funds into cash or investments with maturities of seven days or less.

Capital Loss Carryforwards. Net realized capital loss carryforwards for federal income tax purposes in the Acquired Funds as of the most recent fiscal year-end (September 30, 2012 for CSIF Portfolio and CCR Prime Fund and December 31, 2012 for CTFR Portfolio and Calvert First Government Fund) are as follows:

	CTFR	CSIF	Calvert First	CCR Prime
	Portfolio	Portfolio	Government	Fund
			Fund

Expiration Date
September 30, 2013	-	($6,183)	-	-
September 30, 2014	-	(211)	-	-
September 30, 2015	-	(2,100)	-	-
December 31, 2016	($31,228)	-	-	-
September 30, 2018	-	-	-	($84,608)
September 30, 2019	-	(348)	-	-
No Expiration Date
Short-term	-	(168)	($20)	-
Long-term	(44)	(103)	-	-

Ultra-Short Fund’s use of net capital loss carryforwards acquired from the Acquired Funds may be limited under certain tax provisions.

Net realized capital loss carryforwards for federal income tax purposes of $3,477,260 and $362,750 in Ultra-Short Fund at September 30, 2012 may be utilized to offset future capital gains without expiration and will retain their character as short-term or long-term, respectively.

Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period. These losses are required to be utilized prior to the losses incurred in pre-enactment taxable years. Losses incurred in pre-enactment taxable years can be utilized until expiration.

PART C
OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties unless a court determines that indemnification is proper in view of the circumstances of the case. In the absence of such an adjudication and court determination, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage (the “First Tier Liability Coverage”), plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an additional Trustees & Officers (Partners) Liability Insurance Policy with Travelers Companies, Inc. Financial and Professional Services, 1500 MarketStreet, West Tower, 29th Floor, Philadelphia, PA 19102, providing a further $10 million in trustees and officers liability coverage. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402 (the “Fidelity Bond”). The Fund maintains joint coverage with the other Calvert Group Funds, and for the First Tier Liability Coverage and the Fidelity Bond, with the Advisor and its affiliated companies. The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

ITEM 16. EXHIBITS.

1		Declaration of Trust incorporated by reference to Registrant's Post-Effective
Amendment No.40, dated January 28, 2000, accession number 0000701039-00-
000002.

2		By-Laws incorporated by reference to Registrant's Post-Effective Amendment No.40, dated January 28, 2000, accession number 0000701039-00-000002.

3		Not Applicable.

4	(a)	Form of Agreement and Plan of Reorganization among Calvert Tax-Free Reserves
Money Market Portfolio (Merging Fund), a series of Calvert Tax-Free Reserves, and
Calvert Ultra-Short Income Fund (Acquiring Fund), a series of the Registrant, filed herewith as Exhibit A to the Form N-14.
4	(b)	Form of Agreement and Plan of Reorganization among Calvert Money Market

Portfolio (Merging Fund), a series of Calvert Social Investment Fund, and Calvert
Ultra-Short Income Fund (Acquiring Fund), a series of the Registrant, filed herewith as Exhibit B to the Form N-14.
4	(c)	Form of Agreement and Plan of Reorganization among Calvert First Government
Money Market Fund (Merging Fund), a series of First Variable Rate Fund for
Government Income, and Calvert Ultra-Short Income Fund (Acquiring Fund), a
series of the Registrant, filed herewith as Exhibit C to the Form N-14.
4	(d)	Form of Agreement and Plan of Reorganization among Calvert Cash Reserves
Institutional Prime Fund (Merging Fund), a series of Calvert Cash Reserves, and
Calvert Ultra-Short Income Fund (Acquiring Fund), a series of the Registrant, filed herewith as Exhibit D to the Form N-14.

5		Instruments Defining Rights of Security Holders -- incorporated by reference to
Exhibits (1) and (2).

6	Amended Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number 0000701039-06-000002.
Revised and Restated Schedule A of Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No.90, dated May 25, 2011, accession number 0000701039-11-000074.
Addendum to Investment Advisory Agreement, incorporated by reference to
Registrant's Post-Effective Amendment No.90, dated May 25, 2011, accession number 0000701039-11-000074.
Addendum to Investment Advisory Agreement, incorporated by reference to
Registrant's Post-Effective Amendment No.94, dated October 27, 2011, accession number 0000701039-11-000114.
Amendment to Investment Advisory Agreement, incorporated by reference to
Registrant's Post-Effective Amendment No.97, dated January 30, 2012, accession number 0000701039-12-000007.
Addendum to Investment Advisory Agreement, incorporated by reference to
Registrant's Post-Effective Amendment No.99, dated January 30, 2013, accession number 0000701039-13-000001.

7		Underwriting (Distribution) Agreement with Schedules I, II and III, incorporated by reference to Registrant's Post-Effective Amendment No.90, dated May 25, 2011, accession number 0000701039-11-000074.
Addendums to Schedules II and III of Underwriting (Distribution) Agreement,
incorporated by reference to Registrant’s Post-Effective Amendment No.93, dated
October 13, 2011, accession number 0000701039-11-000110.
Addendums to Schedules II and III of Underwriting (Distribution) Agreement,
incorporated by reference to Registrant’s Post-Effective Amendment No.94, dated
October 27, 2011, accession number 0000701039-11-000114.

8		Deferred Compensation Agreement, incorporated by reference to Registrant’s
Registration Statement on Form N-14 (File No. 333-189509), filed ~~herewith~~on June
21, 2013, accession number 0000701039-13-000041.

9		Master Custodian Contract, incorporated by reference to Registrant's Post-Effective
Amendment No. 41, dated February 1, 2001, accession number 0000701039-01-

000002.
Amended and Restated Appendix A to Master Custodian Agreement, ~~filed~~
~~herewith~~incorporated by reference to Registrant’s Registration Statement on Form N-14 (File No. 333-189509), filed on June 21, 2013, accession number 0000701039-13-000041
Amendment to the Master Custodian Agreement, incorporated by reference to
Registrant’s Registration Statement on Form N-14 (File No. 333-189509), filed
~~herewith~~on June 21, 2013, accession number 0000701039-13-000041.

10	(a)	Plan of Distribution for Class A incorporated by reference to Registrant's Post-
Effective Amendment No.55, dated January 30, 2006, accession number
0000701039-06-000002. Amended and Restated Schedule for Class A, incorporated by reference to Registrant's Post-Effective Amendment No.90, dated May 25, 2011, accession number 0000701039-11-000074. Addendum to Schedule to Plan of
Distribution for Class A, incorporated by reference to Registrant’s Post-Effective
Amendment No.93, dated October 13, 2011, accession number 0000701039-11-
000110.

10	(b)	Plan of Distribution for Class B & C incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number
0000701039-06-000002. Schedule for Class B & C incorporated by reference to
Registrant's Post-Effective Amendment No. 55, dated January 30, 2006, accession number 0000701039-06-000002. Addendum to Schedule for Class C, incorporated by reference to Registrant's Post-Effective Amendment No.66, dated April 1, 2009, accession number 0000701039-09-000007. Addendum to Schedule B for Plan of
Distribution for Class B & C, incorporated by reference to Registrant’s Post-
Effective Amendment No.93, dated October 13, 2011, accession number
0000701039-11-000110. Addendum to Schedule B for Plan of Distribution for Class
C, incorporated by reference to Registrant’s Post-Effective Amendment No.94, dated October 27, 2011, accession number 0000701039-11-000114.
10	(c)	Amended and Restated Rule 18f-3 Multiple Class Plan, incorporated by reference to Registrant’s Post-Effective Amendment No.97, dated January 30, 2012, accession number 0000701039-12-000007.

11		~~Form of~~ Opinion of Counsel, filed herewith.

12		~~Form of~~ Opinion and Consent of Counsel on Tax Matters, filed herewith.

13	Master Transfer Agency and Service Agreement, incorporated by reference to
Registrant's Post-Effective Amendment No.62, dated January 31, 2008, accession number 0000701039-08-000001.
Amendment to the Master Transfer Agency and Service Agreement, incorporated by reference to Registrant's Post-Effective Amendment No.99, dated January 30, 2013, accession number 0000701039-13-000001.

14		~~Form of~~ Consent of Independent Auditors, filed herewith.

15		Not Applicable.

16		Power of Attorney forms, incorporated by reference to Registrant’s Registration
Statement on Form N-14 (File No. 333-189509), filed ~~herewith~~on June 21, 2013,

accession number 0000701039-13-000041.

17	(a)	Form of Proxy Card -- filed herewith.
17	(b)	Code of Ethics for Advisor (Calvert Investment Management, Inc.) incorporated by reference to Registrant's Post-Effective Amendment No.99, dated January 30, 2013, accession number 0000701039-13-000001.
17	(c)	Amended and Restated Servicing Agreement, incorporated by reference to
Registrant's Post-Effective Amendment No.99, dated January 30, 2013, accession number 0000701039-13-000001.
17	(d)	Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No.55, dated January 30, 2006, accession number
0000701039-06-000002.
Revised and Restated Schedule A to the Administrative Services Agreement,
incorporated by reference to Registrant's Post-Effective Amendment No.90, dated
May 25, 2011, accession number 0000701039-11-000074.
Addendum to Schedule A to Administrative Services Agreement, incorporated by reference to Registrant's Post-Effective Amendment No.91, dated July 28, 2011, accession number 0000701039-11-000080.
Addendum to Schedule A of Administrative Services Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No.93, dated October 13, 2011, accession number 0000701039-11-000110.
Addendum to Schedule A of Administrative Services Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No.94, dated October 27, 2011, accession number 0000701039-11-000114.

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

NOTICE

Notice is hereby given that this instrument is executed on behalf of the Registrant by an Officer of the Registrant as an Officer and not individually and the obligations of the Registrant arising out of this instrument are not binding upon any of the Directors, Officers, or shareholders of the Registrant individually but are binding only upon the assets and property of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bethesda and the State of Maryland, on this ~~21st~~23rd day of ~~June~~July 2013.

THE CALVERT FUND

By: **
Barbara J. Krumsiek
Director and Chairperson

Pursuant to the requirements of the Securities Act of 1933, this Form N-14 has been signed by the following persons in the capacities indicated on ~~June 21~~July 23, 2013.

Signature	Title
**	President and Trustee
Barbara J. Krumsiek

**	Treasurer
Ronald M. Wolfsheimer

**	Trustee
Richard L. Baird, Jr.

**	Trustee
Douglas E. Feldman, M.D.

**	Trustee
John G. Guffey, Jr.

**	Trustee
M. Charito Kruvant

**	Trustee
D. Wayne Silby

Trustee
Anthony A. Williams

**By: /s/ Andrew K. Niebler
              Andrew K. Niebler, Attorney-in-fact on behalf of those indicated, pursuant to Power of Attorney forms.

The Calvert Fund
N-14

EXHIBIT INDEX

Exhibit No.		Description

~~8~~		~~Deferred Compensation Agreement~~
~~9~~		~~Amended and Restated Appendix A to Master Custodian Agreement~~
~~Amendment to the Master Custodian Agreement~~
11		~~Form of~~ Opinion of Counsel.
12		~~Form of~~ Opinion and Consent of Counsel on Tax Matters
14		~~Form of~~ Consent of Independent Auditors
~~16~~		~~Power of Attorney forms~~
17	(a)	Form of Proxy Card